JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — 23.8%
Aerospace & Defense — 0.3%
Airbus Finance BV (France) 2.70%, 4/17/2023 (a)	589	605
Airbus SE (France)
3.15%, 4/10/2027 (a)	655	661
3.95%, 4/10/2047 (a)	150	144
Boeing Co. (The) 5.04%, 5/1/2027	12,200	12,951
Bombardier, Inc. (Canada) 5.75%, 3/15/2022 (a)	4,690	3,119
BWX Technologies, Inc. 5.38%, 7/15/2026 (a)	1,274	1,310
Howmet Aerospace, Inc.
5.13%, 10/1/2024	2,767	2,808
5.95%, 2/1/2037	4,161	4,110
Lockheed Martin Corp. 3.80%, 3/1/2045	600	725
Precision Castparts Corp. 3.25%, 6/15/2025	2,017	2,225
Raytheon Technologies Corp.
3.95%, 8/16/2025	240	273
4.13%, 11/16/2028	3,075	3,565
4.50%, 6/1/2042	2,471	3,028
Rockwell Collins, Inc. 4.35%, 4/15/2047	4,986	5,703
Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (a)	755	751
TransDigm, Inc. 6.25%, 3/15/2026 (a)	3,890	3,978

		45,956

Air Freight & Logistics — 0.0% (b)
XPO Logistics, Inc. 6.75%, 8/15/2024 (a)	5,479	5,698

Airlines — 0.1%
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	4,239	3,753
United Airlines Holdings, Inc.
5.00%, 2/1/2024	3,104	2,259
4.88%, 1/15/2025	2,241	1,569

		7,581

Auto Components — 0.2%
Adient US LLC 7.00%, 5/15/2026 (a)	1,960	2,009
Allison Transmission, Inc.
5.00%, 10/1/2024 (a)	3,616	3,643
5.88%, 6/1/2029 (a)	1,230	1,242
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022	1,584	1,572
6.25%, 4/1/2025	2,780	2,621
6.50%, 4/1/2027	1,350	1,262
Delphi Technologies plc 5.00%, 10/1/2025 (a)	6,265	6,467
Goodyear Tire & Rubber Co. (The) 5.13%, 11/15/2023	2,512	2,443
Icahn Enterprises LP
6.38%, 12/15/2025	3,862	3,901
6.25%, 5/15/2026	957	962

		26,122

Automobiles — 0.0% (b)
Daimler Finance North America LLC (Germany)
3.30%, 5/19/2025 (a)	500	513
8.50%, 1/18/2031	195	279
General Motors Co. 7.70%, 4/15/2016 ‡ (c)	2,500	—	(d)
Hyundai Capital America 3.45%, 3/12/2021 (a)	2,000	2,014

		2,806

Banks — 4.7%
ABN AMRO Bank NV (Netherlands)
2.65%, 1/19/2021 (a)	3,500	3,538
4.75%, 7/28/2025 (a)	14,000	15,135
ANZ New Zealand Int’l Ltd. (New Zealand)
2.88%, 1/25/2022 (a)	1,200	1,235
3.40%, 3/19/2024 (a)	1,200	1,281
3.45%, 7/17/2027 (a)	889	971
2.55%, 2/13/2030 (a)	635	656
ASB Bank Ltd. (New Zealand) 3.13%, 5/23/2024 (a)	615	649
Banco Santander SA (Spain)
3.13%, 2/23/2023	1,600	1,650
4.38%, 4/12/2028	3,400	3,718
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (e)	57	59
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (e)	1,805	1,864
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (e)	29,213	30,525
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (e)	5,000	5,413
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (e) (f) (g)	1,980	2,062
4.00%, 1/22/2025	7,677	8,379
(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 3/15/2025 (e)	8,380	9,010
Series L, 3.95%, 4/21/2025	1,326	1,449
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (e)	519	553
(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025 (e)	11,100	11,551
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (e)	6,000	6,470
4.45%, 3/3/2026	1,294	1,457
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (e)	25,260	27,724

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (e)	6,815	7,503
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (e)	467	508
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (e)	13,000	14,683
(ICE LIBOR USD 3 Month + 1.21%), 3.97%, 2/7/2030 (e)	745	846
(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 2/13/2031 (e)	6,400	6,514
6.98%, 3/7/2037	1,500	2,013
(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 4/23/2040 (e)	1,535	1,791
Series L, 4.75%, 4/21/2045	2,000	2,503
Bank of America NA (ICE LIBOR USD 3 Month + 0.65%), 3.34%, 1/25/2023 (e)	745	774
Bank of Montreal (Canada)
2.90%, 3/26/2022	560	582
Series E, 3.30%, 2/5/2024	2,500	2,683
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (e)	372	388
Bank of Nova Scotia (The) (Canada)
1.63%, 5/1/2023	4,610	4,693
3.40%, 2/11/2024	7,950	8,588
2.70%, 8/3/2026	1,660	1,772
Banque Federative du Credit Mutuel SA (France) 3.75%, 7/20/2023 (a)	2,770	2,979
Barclays plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.36%), 4.34%, 5/16/2024 (e)	800	850
4.38%, 9/11/2024	1,150	1,216
BNP Paribas SA (France)
3.80%, 1/10/2024 (a)	2,000	2,137
(SOFR + 1.51%), 3.05%, 1/13/2031 (a) (e)	8,075	8,271
BNZ International Funding Ltd. (New Zealand)
2.10%, 9/14/2021 (a)	1,000	1,021
2.90%, 2/21/2022 (a)	1,000	1,034
Canadian Imperial Bank of Commerce (Canada)
3.10%, 4/2/2024	8,573	9,094
2.25%, 1/28/2025	3,100	3,208
Capital One Bank USA NA 3.38%, 2/15/2023	1,400	1,449
CIT Group, Inc.
5.00%, 8/1/2023	2,694	2,700
6.13%, 3/9/2028	1,295	1,340
Citigroup, Inc.
Series Q, (ICE LIBOR USD 3 Month + 4.10%), 5.95%, 8/15/2020 (e) (f) (g)	1,545	1,444
2.90%, 12/8/2021	1,500	1,541
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (e) (f) (g)	581	584
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (e) (f) (g)	1,797	1,563
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (e) (f) (g)	700	717
6.88%, 6/1/2025	645	794
7.00%, 12/1/2025	1,115	1,385
(SOFR + 2.75%), 3.11%, 4/8/2026 (e)	2,500	2,632
4.30%, 11/20/2026	2,500	2,782
6.63%, 1/15/2028	838	1,069
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (e)	803	872
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (e)	5,000	5,399
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (e)	1,600	1,789
(SOFR + 1.42%), 2.98%, 11/5/2030 (e)	3,090	3,212
(SOFR + 1.15%), 2.67%, 1/29/2031 (e)	2,600	2,637
(SOFR + 3.91%), 4.41%, 3/31/2031 (e)	17,210	19,821
Citizens Bank NA 3.70%, 3/29/2023	2,090	2,215
Comerica Bank 2.50%, 7/23/2024	1,000	1,031
Comerica, Inc. 4.00%, 2/1/2029	1,500	1,623
Commonwealth Bank of Australia (Australia)
2.50%, 9/18/2022 (a)	1,070	1,116
3.74%, 9/12/2039 (a)	1,650	1,672
Cooperatieve Rabobank UA (Netherlands)
2.75%, 1/10/2023	1,500	1,577
3.88%, 9/26/2023 (a)	5,700	6,181
4.63%, 12/1/2023	1,650	1,800
Credit Agricole SA (France)
2.38%, 7/1/2021 (a)	26,697	27,185
3.75%, 4/24/2023 (a)	1,200	1,271
3.88%, 4/15/2024 (a)	1,000	1,091
4.38%, 3/17/2025 (a)	5,765	6,218
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (e) (f) (g)	3,840	4,397
Danske Bank A/S (Denmark)
2.80%, 3/10/2021 (a)	1,675	1,695
2.70%, 3/2/2022 (a)	619	632
DNB Bank ASA (Norway) 2.15%, 12/2/2022 (a)	1,500	1,546
Fifth Third Bank NA
3.95%, 7/28/2025	500	566
3.85%, 3/15/2026	234	256

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
HSBC Holdings plc (United Kingdom)
3.40%, 3/8/2021	15,869	16,194
5.10%, 4/5/2021	1,300	1,347
(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023 (e)	11,285	11,660
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (e)	1,725	1,790
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (e)	1,250	1,335
(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025 (e) (f) (g)	3,727	3,762
4.25%, 8/18/2025	1,333	1,433
4.30%, 3/8/2026	3,581	4,010
3.90%, 5/25/2026	506	556
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (e)	6,263	6,779
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (e)	16,630	18,134
6.80%, 6/1/2038	1,264	1,745
Huntington Bancshares, Inc. 2.55%, 2/4/2030	2,500	2,462
Industrial & Commercial Bank of China Ltd. (China) 2.45%, 10/20/2021	400	407
ING Groep NV (Netherlands)
3.15%, 3/29/2022	1,200	1,241
(USD Swap Semi 5 Year + 5.12%), 6.87%, 4/16/2022 (e) (f) (g) (h)	2,957	3,038
3.55%, 4/9/2024	440	472
KeyBank NA
3.18%, 5/22/2022	1,621	1,672
3.40%, 5/20/2026	1,545	1,653
KeyCorp 2.25%, 4/6/2027	1,290	1,290
Lloyds Bank plc (United Kingdom) 6.50%, 9/14/2020 (a)	1,700	1,722
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (e)	2,650	2,725
4.38%, 3/22/2028	633	709
(ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/7/2028 (e)	4,500	4,782
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.00%, 2/22/2022	413	426
2.67%, 7/25/2022	2,150	2,219
3.76%, 7/26/2023	4,582	4,907
2.53%, 9/13/2023	423	437
3.20%, 7/18/2029	2,605	2,804
3.75%, 7/18/2039	1,045	1,151
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.00%), 3.92%, 9/11/2024 (e)	2,000	2,143
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (e)	3,400	3,444
National Australia Bank Ltd. (Australia)
3.38%, 1/14/2026	3,248	3,573
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (e)	2,605	2,761
National Bank of Canada (Canada) 2.15%, 10/7/2022 (a)	1,800	1,839
NatWest Markets plc (United Kingdom) 3.63%, 9/29/2022 (a)	2,000	2,079
Nordea Bank Abp (Finland)
4.88%, 5/13/2021 (a)	600	620
4.25%, 9/21/2022 (a)	886	927
3.75%, 8/30/2023 (a)	1,250	1,327
PNC Bank NA 2.70%, 10/22/2029	4,150	4,356
PNC Financial Services Group, Inc. (The)
2.60%, 7/23/2026	2,000	2,160
2.55%, 1/22/2030	9,680	10,260
Royal Bank of Canada (Canada)
2.25%, 11/1/2024	2,600	2,727
4.65%, 1/27/2026	423	486
Royal Bank of Scotland Group plc (United Kingdom)
3.88%, 9/12/2023	12,000	12,706
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (e)	1,215	1,244
Skandinaviska Enskilda Banken AB (Sweden) 3.05%, 3/25/2022 (a)	1,300	1,347
Societe Generale SA (France)
3.88%, 3/28/2024 (a)	1,585	1,669
2.63%, 1/22/2025 (a)	11,635	11,681
4.25%, 4/14/2025 (a)	800	828
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (a) (e) (f) (g)	2,613	2,796
4.75%, 11/24/2025 (a)	6,630	7,027
3.00%, 1/22/2030 (a)	4,000	3,981
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (a) (e)	800	827
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (e)	1,200	1,250
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (e)	10,365	10,434

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.85%, 1/11/2022	1,200	1,233
2.78%, 7/12/2022	3,550	3,666
3.10%, 1/17/2023	3,099	3,254
3.75%, 7/19/2023	1,250	1,337
3.94%, 10/16/2023	1,200	1,300
4.44%, 4/2/2024 (a)	1,200	1,292
2.35%, 1/15/2025	5,600	5,790
3.04%, 7/16/2029	785	835
2.75%, 1/15/2030	3,500	3,647
Svenska Handelsbanken AB (Sweden) 3.90%, 11/20/2023	2,600	2,873
Toronto-Dominion Bank (The) (Canada) 3.50%, 7/19/2023	1,200	1,305
Truist Bank
3.20%, 4/1/2024	1,250	1,347
2.15%, 12/6/2024	500	524
Truist Financial Corp.
3.75%, 12/6/2023	1,600	1,755
4.00%, 5/1/2025	1,857	2,094
US Bancorp
Series X, 3.15%, 4/27/2027	1,660	1,835
3.00%, 7/30/2029	1,325	1,434
Wachovia Corp.
6.61%, 10/1/2025	1,650	1,959
7.57%, 8/1/2026 (i)	515	650
Wells Fargo & Co.
3.07%, 1/24/2023	9,813	10,108
(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (e)	1,000	1,013
3.00%, 10/23/2026	15,235	16,307
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (e)	11,415	12,131
4.30%, 7/22/2027	173	195
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (e)	4,475	4,858
(ICE LIBOR USD 3 Month + 1.17%), 2.88%, 10/30/2030 (e)	6,200	6,418
(ICE LIBOR USD 3 Month + 1.00%), 2.57%, 2/11/2031 (e)	8,700	8,783
(SOFR + 2.53%), 3.07%, 4/30/2041 (e)	4,295	4,299
5.38%, 11/2/2043	853	1,091
4.90%, 11/17/2045	6,610	7,965
4.40%, 6/14/2046	3,016	3,405
Westpac Banking Corp. (Australia)
2.75%, 1/11/2023	2,500	2,638
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (e)	2,000	2,009
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (e)	1,000	1,092
4.42%, 7/24/2039	520	578

		655,176

Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.75%, 1/23/2029	8,510	10,055
4.90%, 1/23/2031	7,460	9,101
4.38%, 4/15/2038	5,000	5,548
Coca-Cola Femsa SAB de CV (Mexico) 2.75%, 1/22/2030	835	849
Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	365	424
Keurig Dr Pepper, Inc.
3.55%, 5/25/2021	30,000	30,845
3.40%, 11/15/2025	1,700	1,867
2.55%, 9/15/2026	507	536
3.43%, 6/15/2027	225	244
4.60%, 5/25/2028	4,110	4,873

		64,342

Biotechnology — 0.7%
AbbVie, Inc.
2.30%, 11/21/2022 (a)	33,130	34,198
2.80%, 3/15/2023 (a)	500	518
2.60%, 11/21/2024 (a)	20,605	21,642
3.60%, 5/14/2025	5,000	5,516
2.95%, 11/21/2026 (a)	19,970	21,411
3.20%, 11/21/2029 (a)	2,526	2,707
4.05%, 11/21/2039 (a)	9,103	10,215
4.63%, 10/1/2042 (a)	3,900	4,662
Amgen, Inc. 2.20%, 2/21/2027	215	224
Gilead Sciences, Inc. 4.50%, 2/1/2045	2,000	2,563

		103,656

Building Products — 0.1%
CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027 (a)	200	206
Standard Industries, Inc.
6.00%, 10/15/2025 (a)	3,475	3,605
4.75%, 1/15/2028 (a)	1,800	1,812
Summit Materials LLC 5.13%, 6/1/2025 (a)	2,140	2,097

		7,720

Capital Markets — 1.9%
Bank of New York Mellon Corp. (The)
3.95%, 11/18/2025	996	1,149
3.25%, 5/16/2027	1,200	1,340
BlackRock, Inc. 3.25%, 4/30/2029	2,350	2,680
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	159	172
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	1,265	1,327
4.85%, 3/29/2029	280	313
4.70%, 9/20/2047	645	660

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Charles Schwab Corp. (The) 3.23%, 9/1/2022		750	791
Credit Suisse AG (Switzerland)
2.80%, 4/8/2022		8,510	8,818
3.63%, 9/9/2024		11,500	12,569
2.95%, 4/9/2025		5,470	5,879
Credit Suisse Group AG (Switzerland)
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (a) (e) (f) (g)		12,300	13,221
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (e)		250	256
4.28%, 1/9/2028 (a)		1,000	1,094
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (e)		831	896
(SOFR + 3.73%), 4.19%, 4/1/2031 (a) (e)		2,000	2,218
Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022 (a)		1,098	1,128
Deutsche Bank AG (Germany) 4.25%, 10/14/2021		1,850	1,877
Goldman Sachs Group, Inc. (The)
Series M, (ICE LIBOR USD 3 Month + 3.92%), 4.37%, 7/6/2020 (e) (f) (g)		1,170	1,049
3.00%, 4/26/2022		3,293	3,350
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (e)		6,442	6,620
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (e)		3,592	3,691
3.50%, 1/23/2025		2,566	2,754
3.50%, 4/1/2025		10,010	10,743
3.75%, 5/22/2025		4,789	5,215
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (e)		1,612	1,706
4.25%, 10/21/2025		364	405
3.50%, 11/16/2026		15,000	16,172
3.85%, 1/26/2027		1,664	1,833
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (e)		977	1,068
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (e)		5,740	6,503
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (e)		5,610	6,236
Invesco Finance plc 4.00%, 1/30/2024		1,162	1,234
Jefferies Group LLC
6.45%, 6/8/2027		104	115
6.25%, 1/15/2036		950	1,032
Lehman Brothers Holdings, Inc.
3.60%, 3/13/2009 (c)		235	3
8.00%, 8/1/2015 (c)		295	3
0.00%, 5/17/2049 (c)		1,000	11
LPL Holdings, Inc. 5.75%, 9/15/2025 (a)		2,610	2,713
Macquarie Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (e)		800	913
Morgan Stanley
5.50%, 7/24/2020		113	114
5.75%, 1/25/2021		1,050	1,085
2.75%, 5/19/2022		1,200	1,246
4.88%, 11/1/2022		3,500	3,797
3.13%, 1/23/2023		2,500	2,639
4.10%, 5/22/2023		750	803
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (e)		2,240	2,391
(SOFR + 1.15%), 2.72%, 7/22/2025 (e)		11,205	11,752
4.00%, 7/23/2025		2,677	2,993
5.00%, 11/24/2025		1,617	1,861
3.88%, 1/27/2026		4,268	4,802
(SOFR + 1.99%), 2.19%, 4/28/2026 (e)		10,918	11,216
3.63%, 1/20/2027		3,282	3,639
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (e)		6,667	7,326
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (e)		1,388	1,546
(SOFR + 1.14%), 2.70%, 1/22/2031 (e)		12,650	13,017
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (e)		1,425	1,725
4.38%, 1/22/2047		2,000	2,499
MSCI, Inc. 5.75%, 8/15/2025 (a)		3,640	3,779
Nomura Holdings, Inc. (Japan) 2.65%, 1/16/2025		2,856	2,949
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (e)		1,000	1,049
Nuveen LLC 4.00%, 11/1/2028 (a)		710	827
S&P Global, Inc. 3.25%, 12/1/2049		2,500	2,678
State Street Corp.
3.10%, 5/15/2023		459	489
(SOFR + 2.60%), 2.90%, 3/30/2026 (a) (e)		1,770	1,903
2.65%, 5/19/2026		700	756
2.40%, 1/24/2030		2,080	2,210
TD Ameritrade Holding Corp. 2.75%, 10/1/2029		800	855
UBS AG (Switzerland) 2.45%, 12/1/2020 (a)		16,770	16,919
UBS Group AG (Switzerland)
(EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022 (e) (f) (g) (h)	EUR	11,400	13,145
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (e)		1,303	1,343

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (e)	10,200	10,771

		263,881

Chemicals — 0.2%
Blue Cube Spinco LLC 10.00%, 10/15/2025	1,285	1,354
CF Industries, Inc. 4.95%, 6/1/2043	2,585	2,730
Chemours Co. (The)
6.63%, 5/15/2023	753	755
7.00%, 5/15/2025	3,955	3,846
CVR Partners LP 9.25%, 6/15/2023 (a)	5,032	4,730
NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027 (a)	6,135	5,194
Nutrien Ltd. (Canada) 4.13%, 3/15/2035	511	549
OCI NV (Netherlands) 6.63%, 4/15/2023 (a)	1,653	1,686
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	2,020	2,098
4.50%, 10/15/2029	3,723	3,817
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	2,853	2,725
Union Carbide Corp. 7.75%, 10/1/2096	1,305	1,649

		31,133

Commercial Services & Supplies — 0.2%
ACCO Brands Corp. 5.25%, 12/15/2024 (a)	2,227	2,238
ADT Security Corp. (The) 4.88%, 7/15/2032 (a)	4,570	4,296
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	2,510	2,472
Brink’s Co. (The) 4.63%, 10/15/2027 (a)	2,800	2,619
Harsco Corp. 5.75%, 7/31/2027 (a)	1,110	1,086
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 3.33%, 12/21/2065 (a) (e)	5,334	2,307
Nielsen Finance LLC 5.00%, 4/15/2022 (a)	5,000	4,993
Prime Security Services Borrower LLC 5.25%, 4/15/2024 (a)	4,213	4,392
Republic Services, Inc. 4.75%, 5/15/2023	190	211
Waste Management, Inc. 3.20%, 6/15/2026	1,135	1,243

		25,857

Communications Equipment — 0.1%
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	3,370	3,084
CommScope, Inc.
5.50%, 3/1/2024 (a)	3,547	3,648
5.50%, 6/15/2024 (a)	1,510	1,485
6.00%, 3/1/2026 (a)	3,934	4,136
Plantronics, Inc. 5.50%, 5/31/2023 (a)	1,979	1,514

		13,867

Construction & Engineering — 0.1%
AECOM 5.13%, 3/15/2027	2,676	2,839
Aeropuerto Internacional de Tocumen SA (Panama) 6.00%, 11/18/2048 (a)	2,808	2,905
Bioceanico Sovereign Certificate Ltd. (Cayman Islands) Zero Coupon, 6/5/2034 (a)	1,880	1,285
MasTec, Inc. 4.88%, 3/15/2023	2,852	2,852

		9,881

Construction Materials — 0.0% (b)
CRH America, Inc. (Ireland) 5.13%, 5/18/2045 (a)	1,249	1,392

Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland) 3.30%, 1/23/2023	390	357
Ally Financial, Inc. 5.75%, 11/20/2025	6,155	6,401
American Express Co.
3.63%, 12/5/2024	276	303
4.20%, 11/6/2025	3,000	3,459
American Honda Finance Corp. 2.30%, 9/9/2026	320	327
Capital One Financial Corp.
3.75%, 4/24/2024	333	352
3.20%, 2/5/2025	200	209
3.75%, 7/28/2026	840	861
Caterpillar Financial Services Corp. 3.65%, 12/7/2023	1,220	1,341
Credit Acceptance Corp. 6.63%, 3/15/2026	2,467	2,319
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	3,633	2,884
Ford Motor Credit Co. LLC
3.47%, 4/5/2021	375	366
4.54%, 8/1/2026	5,165	4,841
4.27%, 1/9/2027	1,690	1,538
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 6.50% (cash), 9/15/2024 (a) (j)	3,440	1,872
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 3.57%, 12/21/2065 (a) (e)	2,235	1,006
John Deere Capital Corp.
2.65%, 6/10/2026	1,000	1,091
2.25%, 9/14/2026	750	793
2.45%, 1/9/2030	1,550	1,666
Navient Corp.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
6.13%, 3/25/2024	1,895	1,777
5.00%, 3/15/2027	915	782
Springleaf Finance Corp. 7.13%, 3/15/2026	8,093	7,971

		42,516

Containers & Packaging — 0.2%
Ardagh Packaging Finance plc 4.25%, 9/15/2022 (a)	1,597	1,614
6.00%, 2/15/2025 (a)	1,000	1,031
4.13%, 8/15/2026 (a)	4,220	4,234
Ball Corp. 5.25%, 7/1/2025	2,095	2,349
Berry Global, Inc. 4.88%, 7/15/2026 (a)	3,660	3,826
Crown Americas LLC 4.75%, 2/1/2026	1,855	1,928
Klabin Austria GmbH (Brazil) 5.75%, 4/3/2029 (h)	1,889	1,908
LABL Escrow Issuer LLC 6.75%, 7/15/2026 (a)	4,510	4,700
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024 (a)	3,250	3,225
7.25%, 4/15/2025 (a)	2,255	2,030
Sealed Air Corp.
5.25%, 4/1/2023 (a)	625	658
5.13%, 12/1/2024 (a)	2,365	2,559
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (i)	3,113	3,266

		33,328

Distributors — 0.1%
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	3,369	3,302
Wolverine Escrow LLC 9.00%, 11/15/2026 (a)	8,440	5,619

		8,921

Diversified Consumer Services — 0.1%
President & Fellows of Harvard College 3.30%, 7/15/2056	429	518
Service Corp. International
8.00%, 11/15/2021	2,300	2,427
5.13%, 6/1/2029	5,135	5,532
University of Southern California Series A, 3.23%, 10/1/2120	800	782

		9,259

Diversified Financial Services — 0.5%
ACE Cash Express, Inc. 12.00%, 12/15/2022 (a)	2,659	1,994
CK Hutchison International 17 Ltd. (United Kingdom) 2.88%, 4/5/2022 (a)	800	816
CK Hutchison International 19 Ltd. (United Kingdom) 3.63%, 4/11/2029 (a)	1,135	1,257
CNG Holdings, Inc. 12.50%, 6/15/2024 (a)	3,780	3,289
EDP Finance BV (Portugal) 3.63%, 7/15/2024 (a)	16,465	17,619
GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (a)	3,623	3,793
Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (a)	257	266
MDGH - GMTN BV (United Arab Emirates) 3.70%, 11/7/2049 (a)	2,600	2,695
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)
2.65%, 9/19/2022 (a)	200	205
3.96%, 9/19/2023 (a)	1,215	1,304
3.56%, 2/28/2024 (a)	1,900	2,013
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	685	647
National Rural Utilities Cooperative Finance Corp.
2.95%, 2/7/2024	350	378
3.40%, 2/7/2028	2,000	2,230
3.70%, 3/15/2029	250	286
ORIX Corp. (Japan)
4.05%, 1/16/2024	300	325
3.25%, 12/4/2024	2,850	3,042
Petronas Capital Ltd. (Malaysia)
4.55%, 4/21/2050 (a)	1,070	1,319
4.80%, 4/21/2060 (a)	710	935
Shell International Finance BV (Netherlands)
3.25%, 5/11/2025	1,098	1,217
2.88%, 5/10/2026	246	268
3.63%, 8/21/2042	6,600	7,386
Siemens Financieringsmaatschappij NV (Germany)
2.00%, 9/15/2023 (a)	2,150	2,225
2.35%, 10/15/2026 (a)	14,900	15,805
Voya Financial, Inc. 5.70%, 7/15/2043	300	373

		71,687

Diversified Telecommunication Services — 0.8%
AT&T, Inc.
6.88%, 10/15/2031	2,025	2,557
4.80%, 6/15/2044	3,200	3,684
CCO Holdings LLC
5.88%, 4/1/2024 (a)	3,367	3,459
5.38%, 5/1/2025 (a)	3,951	4,060
5.75%, 2/15/2026 (a)	5,330	5,557
5.50%, 5/1/2026 (a)	3,245	3,432
5.13%, 5/1/2027 (a)	7,928	8,324
5.38%, 6/1/2029 (a)	761	820
4.75%, 3/1/2030 (a)	5,928	6,195
CenturyLink, Inc.
5.63%, 4/1/2025	1,197	1,233
5.13%, 12/15/2026 (a)	2,240	2,262
Cincinnati Bell, Inc.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
8.00%, 10/15/2025 (a)	1,638	1,691
Deutsche Telekom International Finance BV (Germany) 3.60%, 1/19/2027 (a)	508	556
Embarq Corp. 8.00%, 6/1/2036	4,092	4,367
Frontier Communications Corp. 6.88%, 1/15/2025	13,210	4,128
Intelsat Jackson Holdings SA (Luxembourg) 8.50%, 10/15/2024 (a)	7,233	4,123
Level 3 Financing, Inc.
5.63%, 2/1/2023	5,909	5,921
5.38%, 1/15/2024	3,837	3,885
5.25%, 3/15/2026	2,557	2,646
Sprint Capital Corp. 8.75%, 3/15/2032	7,329	10,535
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	1,061	1,186
6.00%, 9/30/2034	3,048	3,284
7.72%, 6/4/2038	190	231
Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	4,990	5,226
Verizon Communications, Inc.
2.63%, 8/15/2026	79	85
4.33%, 9/21/2028	2,156	2,575
4.02%, 12/3/2029	8,513	10,030
5.25%, 3/16/2037	457	615
Virgin Media Finance plc (United Kingdom) 5.75%, 1/15/2025 (a)	200	206
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	1,798	1,888
Windstream Services LLC 8.63%, 10/31/2025 (a) (i)	5,524	3,291

		108,052

Electric Utilities — 1.1%
AEP Texas, Inc. Series E, 6.65%, 2/15/2033	750	1,016
AEP Transmission Co. LLC
3.15%, 9/15/2049	485	508
Series M, 3.65%, 4/1/2050	2,000	2,292
Alabama Power Co.
6.13%, 5/15/2038	891	1,222
5.50%, 3/15/2041	1,250	1,616
Series A, 4.30%, 7/15/2048	350	428
Appalachian Power Co. Series Y, 4.50%, 3/1/2049	315	375
Arizona Public Service Co.
4.70%, 1/15/2044	150	178
4.25%, 3/1/2049	1,000	1,178
Baltimore Gas & Electric Co.
4.25%, 9/15/2048	1,400	1,699
3.20%, 9/15/2049	1,475	1,561
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (a)	720	779
Cleveland Electric Illuminating Co. (The) 5.50%, 8/15/2024	200	234
Commonwealth Edison Co. 4.00%, 3/1/2048	300	359
Connecticut Light & Power Co. (The) 4.00%, 4/1/2048	1,686	2,049
DTE Electric Co. 3.95%, 6/15/2042	381	434
Duke Energy Carolinas LLC
3.70%, 12/1/2047	1,000	1,159
3.20%, 8/15/2049	3,310	3,582
Duke Energy Florida LLC
3.80%, 7/15/2028	600	696
5.90%, 3/1/2033	412	545
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	2,235	2,449
Duke Energy Ohio, Inc. 4.30%, 2/1/2049	1,470	1,853
Duke Energy Progress LLC
4.10%, 5/15/2042	305	365
3.70%, 10/15/2046	200	230
Edison International
4.95%, 4/15/2025	2,600	2,833
5.75%, 6/15/2027	9,277	10,470
Empresa de Transmision Electrica SA (Panama) 5.13%, 5/2/2049 (a)	1,270	1,379
Enel Finance International NV (Italy)
2.88%, 5/25/2022 (a)	690	708
3.50%, 4/6/2028 (a)	5,950	6,317
4.88%, 6/14/2029 (a)	3,335	3,941
Entergy Louisiana LLC
3.12%, 9/1/2027	750	807
3.05%, 6/1/2031	6,500	7,186
4.00%, 3/15/2033	9,770	11,743
4.20%, 4/1/2050	1,400	1,762
Entergy Mississippi LLC 3.85%, 6/1/2049	500	591
Entergy Texas, Inc. 3.55%, 9/30/2049	775	842
Eskom Holdings SOC Ltd. (South Africa)
5.75%, 1/26/2021 (h)	3,200	3,032
6.75%, 8/6/2023 (h)	200	185
Evergy Metro, Inc. 4.20%, 6/15/2047	735	890
Exelon Corp. 4.95%, 6/15/2035	123	151
Florida Power & Light Co.
5.40%, 9/1/2035	600	852
3.70%, 12/1/2047	1,000	1,202

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
3.95%, 3/1/2048	665	837
Hydro-Quebec (Canada)
9.40%, 2/1/2021	1,028	1,089
Series HY, 8.40%, 1/15/2022	842	947
Series HK, 9.38%, 4/15/2030	1,000	1,681
Interstate Power & Light Co. 4.10%, 9/26/2028	800	906
ITC Holdings Corp. 3.65%, 6/15/2024	576	622
Jersey Central Power & Light Co. 6.15%, 6/1/2037	800	1,014
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	425	530
Massachusetts Electric Co. 5.90%, 11/15/2039 (a)	988	1,336
MidAmerican Energy Co.
3.65%, 4/15/2029	3,970	4,706
3.65%, 8/1/2048	2,000	2,315
Mississippi Power Co. 3.95%, 3/30/2028	560	623
Monongahela Power Co. 4.10%, 4/15/2024 (a)	8,000	8,764
Nevada Power Co.
Series CC, 3.70%, 5/1/2029	1,700	1,958
5.38%, 9/15/2040	626	769
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	537	603
NextEra Energy Operating Partners LP
4.25%, 9/15/2024 (a)	979	1,011
4.50%, 9/15/2027 (a)	1,091	1,156
Niagara Mohawk Power Corp. 4.28%, 12/15/2028 (a)	650	760
Northern States Power Co.
6.20%, 7/1/2037	173	258
2.90%, 3/1/2050	425	448
NRG Energy, Inc.
7.25%, 5/15/2026	4,171	4,487
5.75%, 1/15/2028	247	269
Ohio Power Co.
Series P, 2.60%, 4/1/2030	2,600	2,756
4.00%, 6/1/2049	600	716
Oncor Electric Delivery Co. LLC 7.25%, 1/15/2033	550	841
PacifiCorp
7.24%, 8/16/2023	250	293
5.75%, 4/1/2037	880	1,173
4.13%, 1/15/2049	1,655	2,010
Pepco Holdings LLC 7.45%, 8/15/2032	1,000	1,389
Potomac Electric Power Co. 6.50%, 11/15/2037	360	520
Public Service Co. of Colorado 4.05%, 9/15/2049	2,650	3,270
Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	1,100	1,527
Public Service Electric & Gas Co.
2.25%, 9/15/2026	989	1,045
5.80%, 5/1/2037	850	1,179
5.38%, 11/1/2039	416	570
Southern California Edison Co.
1.85%, 2/1/2022	245	245
Series E, 3.70%, 8/1/2025	2,000	2,190
Series B, 3.65%, 3/1/2028	1,000	1,107
2.85%, 8/1/2029	1,800	1,876
Series 06-E, 5.55%, 1/15/2037	450	549
Series 08-A, 5.95%, 2/1/2038	285	368
Series C, 3.60%, 2/1/2045	1,270	1,316
Series C, 4.13%, 3/1/2048	1,000	1,129
Southwestern Electric Power Co.
3.55%, 2/15/2022	250	259
Series M, 4.10%, 9/15/2028	400	451
Series J, 3.90%, 4/1/2045	1,242	1,313
State Grid Overseas Investment 2016 Ltd. (China) 3.75%, 5/2/2023 (a)	2,000	2,123
Texas Competitive Electric Holdings Co. LLC
8.50%, 10/20/2020 ‡ (c)	4,117	2
8.50%, 12/31/2020 ‡ (c)	2,117	—	(d)
Tucson Electric Power Co.
3.05%, 3/15/2025	600	639
4.85%, 12/1/2048	600	765
Union Electric Co.
2.95%, 6/15/2027	644	696
4.00%, 4/1/2048	2,050	2,450
Virginia Electric & Power Co.
3.45%, 2/15/2024	490	525
6.35%, 11/30/2037	235	336
8.88%, 11/15/2038	670	1,145
3.30%, 12/1/2049	700	777
Vistra Operations Co. LLC 5.00%, 7/31/2027 (a)	4,400	4,604
Xcel Energy, Inc. 3.40%, 6/1/2030	2,250	2,513

		163,454

Electrical Equipment — 0.1%
Eaton Corp. 2.75%, 11/2/2022	900	941
EnerSys 5.00%, 4/30/2023 (a)	4,052	4,038
Sensata Technologies BV
4.88%, 10/15/2023 (a)	1,780	1,828
5.63%, 11/1/2024 (a)	1,533	1,604
5.00%, 10/1/2025 (a)	554	575

		8,986

Electronic Equipment, Instruments & Components — 0.1%
Anixter, Inc. 5.50%, 3/1/2023	1,240	1,256
Arrow Electronics, Inc.
4.00%, 4/1/2025	653	690
3.88%, 1/12/2028	221	226
CDW LLC
5.50%, 12/1/2024	500	543

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
5.00%, 9/1/2025	3,960	4,094
4.25%, 4/1/2028	1,198	1,219

		8,028

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co. LLC
2.77%, 12/15/2022	1,500	1,554
4.08%, 12/15/2047	6,150	6,171
Baker Hughes Holdings LLC 5.13%, 9/15/2040	903	1,059
Halliburton Co.
8.75%, 2/15/2021	700	734
3.80%, 11/15/2025	43	45
4.75%, 8/1/2043	270	255
7.60%, 8/15/2096 (a)	275	257
Nabors Industries, Inc. 5.75%, 2/1/2025	3,550	1,101
Noble Holding International Ltd. 6.20%, 8/1/2040	1,990	40
Oceaneering International, Inc. 6.00%, 2/1/2028	1,516	1,016
Precision Drilling Corp. (Canada)
5.25%, 11/15/2024	403	207
7.13%, 1/15/2026 (a)	745	373
Schlumberger Holdings Corp.
3.75%, 5/1/2024 (a)	505	530
4.00%, 12/21/2025 (a)	569	615
3.90%, 5/17/2028 (a)	14,394	15,019
Schlumberger Investment SA 2.40%, 8/1/2022 (a)	640	647
Telford Offshore Ltd. (United Arab Emirates) 12.00% (PIK), 12/31/2164 (f) (g) (j)	731	199
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	1,020	958
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	452	407
Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	2,365	2,246

		33,433

Entertainment — 0.2%
Cinemark USA, Inc. 4.88%, 6/1/2023	1,759	1,555
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	1,687	1,628
4.75%, 10/15/2027 (a)	3,330	3,093
NBCUniversal Media LLC 5.95%, 4/1/2041	810	1,168
Netflix, Inc.
5.88%, 2/15/2025	1,332	1,492
4.88%, 4/15/2028	1,200	1,281
5.38%, 11/15/2029 (a)	6,549	7,271
4.88%, 6/15/2030 (a)	5,326	5,750
Walt Disney Co. (The)
8.88%, 4/26/2023	147	178
7.75%, 1/20/2024	800	979
2.00%, 9/1/2029	4,310	4,367
WMG Acquisition Corp.
5.00%, 8/1/2023 (a)	1,455	1,469
4.88%, 11/1/2024 (a)	1,240	1,256

		31,487

Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp. 2.90%, 1/15/2030	290	308
American Tower Trust #1 3.07%, 3/15/2023 (a)	3,135	3,208
Boston Properties LP 3.80%, 2/1/2024	299	319
Brookfield Property REIT, Inc. 5.75%, 5/15/2026 (a)	6,568	4,992
Duke Realty LP 3.25%, 6/30/2026	180	191
ERP Operating LP 2.85%, 11/1/2026	3,000	3,216
ESH Hospitality, Inc.
5.25%, 5/1/2025 (a)	2,500	2,431
4.63%, 10/1/2027 (a)	1,710	1,618
Essex Portfolio LP 2.65%, 3/15/2032	405	402
GLP Capital LP 4.00%, 1/15/2030	4,050	3,534
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	599	642
HAT Holdings I LLC 5.25%, 7/15/2024 (a)	1,552	1,571
Healthcare Trust of America Holdings LP 3.70%, 4/15/2023	1,340	1,372
Healthpeak Properties, Inc.
3.88%, 8/15/2024	1,064	1,137
3.00%, 1/15/2030	500	486
Iron Mountain, Inc.
5.75%, 8/15/2024	2,576	2,592
4.88%, 9/15/2027 (a)	2,370	2,382
MGM Growth Properties Operating Partnership LP 5.63%, 5/1/2024	5,455	5,687
National Retail Properties, Inc. 3.60%, 12/15/2026	948	969
Prologis LP 3.00%, 4/15/2050	2,200	2,204
Realty Income Corp.
3.88%, 7/15/2024	2,018	2,134
3.88%, 4/15/2025	840	904
4.65%, 3/15/2047	601	724
Ryman Hospitality Properties, Inc. 4.75%, 10/15/2027 (a)	2,711	2,301
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (a)	1,420	1,446
3.25%, 10/28/2025 (a)	1,000	1,007
Simon Property Group LP
2.75%, 6/1/2023	20,400	20,542
3.25%, 9/13/2049	5,239	4,259

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Ventas Realty LP
3.75%, 5/1/2024	588	590
3.50%, 2/1/2025	448	446
4.13%, 1/15/2026	304	306
3.85%, 4/1/2027	618	611
VICI Properties LP
3.50%, 2/15/2025 (a)	515	496
4.25%, 12/1/2026 (a)	2,314	2,292
3.75%, 2/15/2027 (a)	575	555
4.63%, 12/1/2029 (a)	5,846	5,832
4.13%, 8/15/2030 (a)	575	555

		84,261

Food & Staples Retailing — 0.1%
Albertsons Cos., Inc.
3.50%, 2/15/2023 (a)	710	714
6.63%, 6/15/2024	2,880	2,977
5.75%, 3/15/2025	1,400	1,439
4.63%, 1/15/2027 (a)	1,440	1,461
5.88%, 2/15/2028 (a)	1,095	1,172
4.88%, 2/15/2030 (a)	1,010	1,047
Kroger Co. (The) Series B, 7.70%, 6/1/2029	900	1,263
New Albertsons LP 8.00%, 5/1/2031	1,980	2,099
Rite Aid Corp. 6.13%, 4/1/2023 (a)	1,588	1,477
Walmart, Inc.
3.25%, 7/8/2029	2,315	2,680
3.63%, 12/15/2047	1,500	1,820

		18,149

Food Products — 0.3%
Archer-Daniels-Midland Co. 2.50%, 8/11/2026	1,650	1,774
Cargill, Inc.
3.30%, 3/1/2022 (a)	800	834
3.25%, 3/1/2023 (a)	230	244
Conagra Brands, Inc. 3.80%, 10/22/2021	2,000	2,078
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	2,048	2,130
JBS USA LUX SA
5.75%, 6/15/2025 (a)	4,504	4,611
6.50%, 4/15/2029 (a)	4,528	4,925
Kraft Heinz Foods Co.
4.63%, 1/30/2029	4,130	4,455
4.38%, 6/1/2046	3,725	3,481
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024 (a)	1,274	1,328
4.88%, 11/1/2026 (a)	1,973	2,042
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	497	573
Pilgrim’s Pride Corp.
5.75%, 3/15/2025 (a)	1,356	1,386
5.88%, 9/30/2027 (a)	1,266	1,317
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	4,555	4,748
4.63%, 4/15/2030 (a)	955	942
Tyson Foods, Inc.
4.35%, 3/1/2029	4,100	4,878
5.15%, 8/15/2044	155	189
Unilever Capital Corp. (United Kingdom) 2.13%, 9/6/2029	1,900	1,980

		43,915

Gas Utilities — 0.1%
AmeriGas Partners LP
5.63%, 5/20/2024	2,234	2,334
5.88%, 8/20/2026	1,475	1,564
5.75%, 5/20/2027	586	623
Atmos Energy Corp.
5.50%, 6/15/2041	1,110	1,520
4.15%, 1/15/2043	582	692
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (a)	7,800	8,754
4.27%, 3/15/2048 (a)	1,000	1,181
ONE Gas, Inc. 4.50%, 11/1/2048	400	491
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	800	899
Southern California Gas Co.
Series TT, 2.60%, 6/15/2026	1,100	1,179
Series XX, 2.55%, 2/1/2030	715	761
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	350	486
4.80%, 3/15/2047 (a)	204	221

		20,705

Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 4.90%, 11/30/2046	2,000	2,822
Becton Dickinson and Co. 6.00%, 5/15/2039	400	510
DH Europe Finance II SARL 3.25%, 11/15/2039	1,400	1,526
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	1,265	1,298
Hologic, Inc.
4.38%, 10/15/2025 (a)	2,444	2,499
4.63%, 2/1/2028 (a)	1,143	1,183
Teleflex, Inc. 4.88%, 6/1/2026	1,114	1,147

		10,985

Health Care Providers & Services — 0.9%
Aetna, Inc.
2.80%, 6/15/2023	546	570
4.50%, 5/15/2042	224	255
Anthem, Inc. 3.13%, 5/15/2022	577	604
Ascension Health 3.95%, 11/15/2046	687	845
Bon Secours Mercy Health, Inc. 3.46%, 6/1/2030	1,460	1,575
Centene Corp. 5.25%, 4/1/2025 (a)	5,035	5,183

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
5.38%, 6/1/2026 (a)	6,390	6,757
4.63%, 12/15/2029	4,393	4,729
Cigna Corp. 4.50%, 2/25/2026 (a)	1,000	1,160
Community Health Systems, Inc. 8.63%, 1/15/2024 (a)	135	136
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	500	515
CVS Health Corp.
4.00%, 12/5/2023	1,659	1,808
4.10%, 3/25/2025	1,012	1,131
2.88%, 6/1/2026	7,407	7,940
4.30%, 3/25/2028	362	413
DaVita, Inc. 5.00%, 5/1/2025	3,525	3,618
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	4,480	1,971
Hartford HealthCare Corp. 3.45%, 7/1/2054	2,350	2,123
HCA, Inc.
5.38%, 2/1/2025	2,000	2,195
5.25%, 6/15/2026	8,013	9,121
5.38%, 9/1/2026	8,160	9,037
5.63%, 9/1/2028	11,281	12,932
5.88%, 2/1/2029	8,653	10,060
Memorial Health Services 3.45%, 11/1/2049	645	636
Memorial Sloan-Kettering Cancer Center
4.13%, 7/1/2052	225	280
Series 2015, 4.20%, 7/1/2055	785	984
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	666	693
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	1,110	1,036
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022 (a) (j)	2,280	1,996
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	363	385
Rush Obligated Group Series 2020, 3.92%, 11/15/2029	2,500	2,745
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	6,591	3,657
Tenet Healthcare Corp.
4.63%, 7/15/2024	4,237	4,290
4.63%, 9/1/2024 (a)	1,385	1,403
5.13%, 5/1/2025	1,100	1,116
4.88%, 1/1/2026 (a)	7,510	7,718
5.13%, 11/1/2027 (a)	6,927	7,152
Texas Health Resources 4.33%, 11/15/2055	1,075	1,308
UnitedHealth Group, Inc.
3.75%, 7/15/2025	5,000	5,715
2.00%, 5/15/2030	540	556
4.63%, 7/15/2035	98	128
2.75%, 5/15/2040	1,975	2,052
3.95%, 10/15/2042	615	735
3.75%, 10/15/2047	1,120	1,325
3.88%, 8/15/2059	805	968

		131,556

Health Care Technology — 0.0% (b)
IQVIA, Inc.
5.00%, 10/15/2026 (a)	2,575	2,726
5.00%, 5/15/2027 (a)	1,756	1,831

		4,557

Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC (Canada)
4.25%, 5/15/2024 (a)	1,614	1,633
3.88%, 1/15/2028 (a)	1,845	1,817
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	2,282	2,413
Cedar Fair LP
5.38%, 4/15/2027	2,785	2,657
5.25%, 7/15/2029 (a)	387	366
Chukchansi Economic Development Authority 9.75%, 5/30/2020 (a) (c)	548	230
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	6,190	4,302
Enterprise Development Authority (The) 12.00%, 7/15/2024 (a)	5,651	5,553
Hilton Domestic Operating Co., Inc. 5.13%, 5/1/2026	5,635	5,652
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	2,672	2,552
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,395	1,385
International Game Technology plc
6.25%, 2/15/2022 (a)	1,236	1,261
6.50%, 2/15/2025 (a)	4,247	4,377
Marriott Ownership Resorts, Inc.
6.50%, 9/15/2026	2,511	2,492
4.75%, 1/15/2028 (a)	118	104
MGM Resorts International
5.75%, 6/15/2025	4,038	4,028
5.50%, 4/15/2027	817	794
Sabre GLBL, Inc.
5.38%, 4/15/2023 (a)	2,998	2,840
5.25%, 11/15/2023 (a)	1,050	987
9.25%, 4/15/2025 (a)	1,000	1,063
Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	4,552	4,257
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	2,636	2,478
Starbucks Corp. 3.80%, 8/15/2025	1,010	1,127
Station Casinos LLC 5.00%, 10/1/2025 (a)	1,800	1,618
Wyndham Destinations, Inc. 5.40%, 4/1/2024 (i)	3,185	2,994

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)		2,799	2,713
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)		4,356	4,183
Yum! Brands, Inc.
7.75%, 4/1/2025 (a)		3,300	3,647
4.75%, 1/15/2030 (a)		804	833

			70,356

Household Durables — 0.1%
Lennar Corp.
4.75%, 4/1/2021		2,750	2,786
4.13%, 1/15/2022		1,385	1,406
5.88%, 11/15/2024		1,793	1,941
Newell Brands, Inc.
4.70%, 4/1/2026 (i)		3,290	3,406
5.87%, 4/1/2036 (i)		3,265	3,412
Tempur Sealy International, Inc.
5.63%, 10/15/2023		1,021	1,021
5.50%, 6/15/2026		4,811	4,823

			18,795

Household Products — 0.1%
Kimberly-Clark Corp. 3.20%, 4/25/2029		1,000	1,139
Reckitt Benckiser Treasury Services plc (United Kingdom)
2.75%, 6/26/2024 (a)		10,530	11,121
3.00%, 6/26/2027 (a)		350	377
Spectrum Brands, Inc.
6.13%, 12/15/2024		1,409	1,444
5.75%, 7/15/2025		3,069	3,165
5.00%, 10/1/2029 (a)		1,985	1,938

			19,184

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)
5.50%, 4/15/2025		1,925	1,974
6.00%, 5/15/2026		964	1,019
Calpine Corp. 5.25%, 6/1/2026 (a)		2,920	3,023
Clearway Energy Operating LLC 5.00%, 9/15/2026		1,382	1,413
Exelon Generation Co. LLC
3.25%, 6/1/2025		595	616
6.25%, 10/1/2039		200	235

			8,280

Industrial Conglomerates — 0.0% (b)
General Electric Co. Series 15BR, 2.22%, 11/20/2020	JPY	100,000	932

Insurance — 0.7%
Aflac, Inc.
3.60%, 4/1/2030		2,500	2,887
4.75%, 1/15/2049		1,900	2,407
AIA Group Ltd. (Hong Kong)
3.20%, 3/11/2025 (a)		996	1,041
3.90%, 4/6/2028 (a)		2,495	2,738
3.60%, 4/9/2029 (a)		495	536
American Financial Group, Inc. 3.50%, 8/15/2026		1,600	1,619
American International Group, Inc. 3.88%, 1/15/2035		2,041	2,222
Aon Corp. 6.25%, 9/30/2040		240	334
Athene Global Funding
2.75%, 6/25/2024 (a)		630	627
2.95%, 11/12/2026 (a)		4,500	4,485
Berkshire Hathaway Finance Corp. 4.25%, 1/15/2049		4,410	5,524
Cincinnati Financial Corp. 6.13%, 11/1/2034		1,100	1,533
CNA Financial Corp. 3.95%, 5/15/2024		373	402
Great-West Lifeco Finance 2018 LP (Canada) 4.58%, 5/17/2048 (a)		406	455
Guardian Life Global Funding 3.40%, 4/25/2023 (a)		15,785	16,704
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (a)		271	325
Jackson National Life Global Funding
2.50%, 6/27/2022 (a)		4,000	4,080
3.25%, 1/30/2024 (a)		575	597
3.88%, 6/11/2025 (a)		12,637	13,894
John Hancock Life Insurance Co. 7.38%, 2/15/2024 (a)		2,550	2,966
Liberty Mutual Group, Inc. 3.95%, 10/15/2050 (a)		475	484
Lincoln National Corp. 3.35%, 3/9/2025		1,100	1,170
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026		1,207	1,378
Marsh & McLennan Cos., Inc. 2.75%, 1/30/2022		433	448
MassMutual Global Funding II
2.75%, 6/22/2024 (a)		2,000	2,134
2.95%, 1/11/2025 (a)		1,200	1,288
MetLife, Inc.
6.50%, 12/15/2032		700	996
4.13%, 8/13/2042		500	573
Metropolitan Life Global Funding I
3.88%, 4/11/2022 (a)		649	683
3.00%, 1/10/2023 (a)		5,295	5,581
3.05%, 6/17/2029 (a)		1,500	1,630
Metropolitan Life Insurance Co. 7.80%, 11/1/2025 (a)		1,650	2,134
New York Life Global Funding 3.00%, 1/10/2028 (a)		2,831	3,100
New York Life Insurance Co. 6.75%, 11/15/2039 (a)		303	454
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022		800	847

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (e)	2,730	2,686
Principal Financial Group, Inc. 3.70%, 5/15/2029	605	681
Principal Life Global Funding II 3.00%, 4/18/2026 (a)	586	641
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (e) (f) (g)	600	578
Protective Life Corp. 4.30%, 9/30/2028 (a)	700	768
Prudential Financial, Inc. 3.91%, 12/7/2047	2,259	2,397
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	150	193
Reliance Standard Life Global Funding II 3.85%, 9/19/2023 (a)	1,420	1,509
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (e)	1,000	1,101
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (a)	500	624
4.27%, 5/15/2047 (a)	800	941
Travelers Property Casualty Corp. 7.75%, 4/15/2026	700	934

		101,329

Internet & Direct Marketing Retail — 0.0% (b)
Amazon.com, Inc. 3.15%, 8/22/2027	2,000	2,272
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	2,160	1,958

		4,230

IT Services — 0.2%
DXC Technology Co. 4.25%, 4/15/2024	517	545
Gartner, Inc. 5.13%, 4/1/2025 (a)	2,707	2,762
IBM Credit LLC 3.00%, 2/6/2023	2,000	2,129
International Business Machines Corp.
3.30%, 5/15/2026	1,300	1,456
1.70%, 5/15/2027	2,000	2,029
4.15%, 5/15/2039	8,265	9,830
4.00%, 6/20/2042	5,000	5,841
4.25%, 5/15/2049	2,600	3,197
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	757	751
Visa, Inc. 4.15%, 12/14/2035	760	980
Western Union Co. (The) 3.60%, 3/15/2022	1,200	1,249

		30,769

Leisure Products — 0.1%
Mattel, Inc.
3.15%, 3/15/2023	1,427	1,356
6.75%, 12/31/2025 (a)	5,773	6,018

		7,374

Machinery — 0.1%
ATS Automation Tooling Systems, Inc. (Canada) 6.50%, 6/15/2023 (a)	2,053	2,084
Caterpillar, Inc. 3.80%, 8/15/2042	680	805
Colfax Corp.
6.00%, 2/15/2024 (a)	1,908	1,984
6.38%, 2/15/2026 (a)	500	524
Deere & Co.
2.75%, 4/15/2025	2,770	3,003
3.90%, 6/9/2042	800	979
Ingersoll-Rand Co. 7.20%, 6/1/2025	75	86
Parker-Hannifin Corp. 6.25%, 5/15/2038	440	581
Tennant Co. 5.63%, 5/1/2025	2,286	2,292

		12,338

Marine — 0.0% (b)
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	2,633	2,435

Media — 1.2%
AMC Networks, Inc. 5.00%, 4/1/2024	2,596	2,602
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024	5,615	5,107
5.13%, 8/15/2027 (a)	8,237	8,237
Comcast Corp.
3.60%, 3/1/2024	240	266
3.38%, 2/15/2025	5,150	5,694
4.15%, 10/15/2028	6,100	7,216
4.40%, 8/15/2035	3,850	4,770
3.90%, 3/1/2038	7,489	8,729
4.60%, 10/15/2038	865	1,074
3.25%, 11/1/2039	8,380	9,167
4.60%, 8/15/2045	2,405	3,042
3.40%, 7/15/2046	5,000	5,468
3.97%, 11/1/2047	1,115	1,312
4.00%, 3/1/2048	5,140	6,114
4.00%, 11/1/2049	135	160
3.45%, 2/1/2050	1,708	1,892
4.95%, 10/15/2058	2,590	3,624
CSC Holdings LLC
5.25%, 6/1/2024	4,373	4,612
6.63%, 10/15/2025 (a)	4,895	5,117
10.88%, 10/15/2025 (a)	2,221	2,405
5.50%, 5/15/2026 (a)	5,177	5,408

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
5.50%, 4/15/2027 (a)	3,352	3,545
5.38%, 2/1/2028 (a)	2,295	2,440
6.50%, 2/1/2029 (a)	289	319
Diamond Sports Group LLC
5.38%, 8/15/2026 (a)	6,187	4,919
6.63%, 8/15/2027 (a)	1,450	872
DISH DBS Corp.
6.75%, 6/1/2021	754	769
5.88%, 7/15/2022	2,694	2,769
5.00%, 3/15/2023	5,867	5,843
5.88%, 11/15/2024	7,005	6,916
7.75%, 7/1/2026	5,285	5,483
Entercom Media Corp. 6.50%, 5/1/2027 (a)	928	817
iHeartCommunications, Inc.
6.38%, 5/1/2026	2,900	3,031
8.38%, 5/1/2027	3,727	3,485
5.25%, 8/15/2027 (a)	1,998	1,957
Lamar Media Corp.
5.00%, 5/1/2023	1,250	1,254
5.75%, 2/1/2026	917	955
4.00%, 2/15/2030 (a)	435	419
Meredith Corp. 6.88%, 2/1/2026	1,265	1,172
Nexstar Broadcasting, Inc. 5.63%, 7/15/2027 (a)	4,885	5,007
Outfront Media Capital LLC 4.63%, 3/15/2030 (a)	2,855	2,627
Sirius XM Radio, Inc.
4.63%, 5/15/2023 (a)	3,380	3,388
4.63%, 7/15/2024 (a)	1,056	1,081
5.38%, 4/15/2025 (a)	3,116	3,197
5.38%, 7/15/2026 (a)	1,549	1,606
5.00%, 8/1/2027 (a)	790	826
5.50%, 7/1/2029 (a)	3,257	3,477
TEGNA, Inc.
4.63%, 3/15/2028 (a)	1,245	1,183
5.00%, 9/15/2029 (a)	1,525	1,445
Time Warner Cable LLC 7.30%, 7/1/2038	335	447
ViacomCBS, Inc. (ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (e)	1,234	1,176
Videotron Ltd. (Canada)
5.00%, 7/15/2022	700	725
5.38%, 6/15/2024 (a)	3,057	3,240
5.13%, 4/15/2027 (a)	838	881

		169,287

Metals & Mining — 0.3%
Alcoa Nederland Holding BV
7.00%, 9/30/2026 (a)	1,765	1,810
6.13%, 5/15/2028 (a)	3,485	3,399
Arconic Corp. 6.13%, 2/15/2028 (a)	3,135	3,049
Carpenter Technology Corp. 4.45%, 3/1/2023	1,285	1,266
Commercial Metals Co.
4.88%, 5/15/2023	2,566	2,595
5.75%, 4/15/2026	295	302
FMG Resources August 2006 Pty. Ltd. (Australia)
4.75%, 5/15/2022 (a)	2,004	2,036
5.13%, 3/15/2023 (a)	569	587
5.13%, 5/15/2024 (a)	1,453	1,500
Freeport-McMoRan, Inc.
3.55%, 3/1/2022	402	406
3.88%, 3/15/2023	2,080	2,096
4.55%, 11/14/2024	1,470	1,496
4.13%, 3/1/2028	1,907	1,855
5.40%, 11/14/2034	1,395	1,381
Glencore Finance Canada Ltd. (Switzerland)
6.90%, 11/15/2037 (a)	100	116
5.55%, 10/25/2042 (a) (i)	4,045	4,275
Glencore Funding LLC (Switzerland) 4.63%, 4/29/2024 (a)	300	321
Indonesia Asahan Aluminium Persero PT (Indonesia) 6.53%, 11/15/2028 (a)	1,200	1,350
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	1,950	1,843
Novelis Corp. 4.75%, 1/30/2030 (a)	1,475	1,401
Nucor Corp.
4.00%, 8/1/2023	1,000	1,085
6.40%, 12/1/2037	1,910	2,604
United States Steel Corp. 12.00%, 6/1/2025 (a)	2,605	2,598

		39,371

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Arbor Realty Trust, Inc. Series QIB, REIT, 4.50%, 3/15/2027 (a)	30,000	26,049

Multiline Retail — 0.0% (b)
Dollar General Corp. 3.50%, 4/3/2030	651	728
Neiman Marcus Group Ltd. LLC
14.00% (cash), 4/25/2024 (a) (c) (j)	6,075	1,397
8.00%, 10/25/2024 (a) (c)	9,365	234

		2,359

Multi-Utilities — 0.2%
Ameren Corp. 3.50%, 1/15/2031	2,390	2,655
Berkshire Hathaway Energy Co.
2.80%, 1/15/2023	4,215	4,445
3.25%, 4/15/2028	800	898
6.13%, 4/1/2036	1,349	1,952
3.80%, 7/15/2048	6,195	7,166
Consolidated Edison Co. of New York, Inc.
Series 06-E, 5.70%, 12/1/2036	400	517
Series 2017, 3.88%, 6/15/2047	1,275	1,436
Series E, 4.65%, 12/1/2048	1,700	2,156

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
4.50%, 5/15/2058	808	1,002
Consumers Energy Co.
4.35%, 4/15/2049	500	665
4.35%, 8/31/2064	491	614
Dominion Energy, Inc.
Series F, 5.25%, 8/1/2033	785	918
7.00%, 6/15/2038	400	562
Series C, 4.90%, 8/1/2041	46	55
NiSource, Inc. 6.25%, 12/15/2040	1,721	2,444
Puget Sound Energy, Inc. 5.76%, 7/15/2040	900	1,217
San Diego Gas & Electric Co.
6.00%, 6/1/2026	685	851
6.00%, 6/1/2039	500	709
4.50%, 8/15/2040	249	299
3.32%, 4/15/2050	830	884

		31,445

Oil, Gas & Consumable Fuels — 1.7%
AI Candelaria Spain SLU (Spain) 7.50%, 12/15/2028 (h)	3,100	3,016
Antero Midstream Partners LP 5.75%, 3/1/2027 (a)	790	622
Antero Resources Corp. 5.13%, 12/1/2022	3,620	2,534
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (a)	610	661
BG Energy Capital plc (United Kingdom) 4.00%, 10/15/2021 (a)	2,000	2,070
Blue Racer Midstream LLC 6.13%, 11/15/2022 (a)	2,311	2,255
BP Capital Markets America, Inc.
3.80%, 9/21/2025	1,500	1,673
3.41%, 2/11/2026	1,750	1,922
3.02%, 1/16/2027	1,325	1,421
3.94%, 9/21/2028	2,300	2,617
4.23%, 11/6/2028	13,770	15,970
3.00%, 2/24/2050	10,130	9,871
BP Capital Markets plc (United Kingdom)
3.99%, 9/26/2023	11,930	13,064
3.54%, 11/4/2024	1,800	1,983
3.28%, 9/19/2027	2,988	3,241
Buckeye Partners LP 4.13%, 12/1/2027	2,755	2,659
Cameron LNG LLC 3.70%, 1/15/2039 (a)	961	990
Cheniere Energy Partners LP
5.25%, 10/1/2025	3,398	3,432
5.63%, 10/1/2026	963	980
Chesapeake Energy Corp. 11.50%, 1/1/2025 (a)	3,585	242
Comstock Resources, Inc. 7.50%, 5/15/2025 (a)	3,381	2,984
Crestwood Midstream Partners LP 5.75%, 4/1/2025	2,760	2,567
DCP Midstream Operating LP
4.95%, 4/1/2022	522	501
5.38%, 7/15/2025	1,055	1,020
5.13%, 5/15/2029	1,725	1,570
6.75%, 9/15/2037 (a)	1,080	886
5.60%, 4/1/2044	480	350
Diamondback Energy, Inc. 5.38%, 5/31/2025	1,153	1,180
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	2,470	2,662
5.88%, 5/28/2045	1,010	1,050
Energy Transfer Operating LP
3.60%, 2/1/2023	1,146	1,173
4.25%, 3/15/2023	2,000	2,074
4.75%, 1/15/2026	7,346	7,828
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	500	606
EnLink Midstream Partners LP
4.15%, 6/1/2025	1,962	1,580
4.85%, 7/15/2026	1,665	1,340
5.60%, 4/1/2044	1,930	1,165
Enterprise Products Operating LLC
3.35%, 3/15/2023	1,252	1,326
3.70%, 2/15/2026	1,026	1,144
Series J, 5.75%, 3/1/2035	800	982
6.45%, 9/1/2040	375	482
5.95%, 2/1/2041	333	409
4.95%, 10/15/2054	330	366
EP Energy LLC
9.38%, 5/1/2024 (a) (c)	6,505	7
8.00%, 11/29/2024 (a) (c)	7,090	71
7.75%, 5/15/2026 (a) (c)	6,819	886
Equinor ASA (Norway) 7.15%, 11/15/2025	585	752
Exxon Mobil Corp.
2.99%, 3/19/2025	1,990	2,178
2.61%, 10/15/2030	2,220	2,362
3.00%, 8/16/2039	555	589
3.10%, 8/16/2049	4,970	5,154
Genesis Energy LP 7.75%, 2/1/2028	1,314	1,228
Gulfport Energy Corp.
6.63%, 5/1/2023	1,320	851
6.00%, 10/15/2024	2,737	1,602
6.38%, 1/15/2026	1,018	509
KazMunayGas National Co. JSC (Kazakhstan)
5.75%, 4/19/2047 (h)	1,061	1,201
6.38%, 10/24/2048 (a)	1,990	2,402
MEG Energy Corp. (Canada)
6.50%, 1/15/2025 (a)	1,552	1,529
7.13%, 2/1/2027 (a)	1,999	1,821
MPLX LP 5.20%, 3/1/2047	323	351
NGPL PipeCo LLC
4.38%, 8/15/2022 (a)	1,823	1,857
7.77%, 12/15/2037 (a)	615	735

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Noble Energy, Inc. 5.25%, 11/15/2043	8,550	7,552
NuStar Logistics LP
6.00%, 6/1/2026	1,338	1,285
5.63%, 4/28/2027	1,003	950
Oasis Petroleum, Inc. 6.25%, 5/1/2026 (a)	1,860	307
ONEOK Partners LP 6.65%, 10/1/2036	1,465	1,610
ONEOK, Inc. 7.50%, 9/1/2023	3,050	3,420
Parsley Energy LLC 5.38%, 1/15/2025 (a)	5,775	5,674
PBF Holding Co. LLC
9.25%, 5/15/2025 (a)	514	557
6.00%, 2/15/2028 (a)	2,710	2,276
Pertamina Persero PT (Indonesia) 6.45%, 5/30/2044 (h)	1,600	1,954
Petrobras Global Finance BV (Brazil) 6.90%, 3/19/2049	682	678
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	2,600	2,375
5.35%, 2/12/2028	3,097	2,510
6.75%, 9/21/2047	395	307
7.69%, 1/23/2050 (h)	880	733
6.95%, 1/28/2060 (a)	2,667	2,038
Phillips 66 4.65%, 11/15/2034	1,000	1,213
QEP Resources, Inc.
6.88%, 3/1/2021	978	685
5.38%, 10/1/2022	766	436
5.25%, 5/1/2023	2,196	1,170
5.63%, 3/1/2026	673	359
Range Resources Corp. 4.88%, 5/15/2025	3,260	2,726
SM Energy Co.
6.13%, 11/15/2022	686	412
6.75%, 9/15/2026	1,895	964
6.63%, 1/15/2027	1,293	663
Southwestern Energy Co. 7.50%, 4/1/2026	2,251	2,071
Spectra Energy Partners LP 4.50%, 3/15/2045	4,670	4,949
Sunoco Logistics Partners Operations LP 5.95%, 12/1/2025	464	522
Sunoco LP
4.88%, 1/15/2023	2,036	2,066
6.00%, 4/15/2027	598	614
Tallgrass Energy Partners LP
4.75%, 10/1/2023 (a)	1,435	1,403
5.50%, 9/15/2024 (a)	1,555	1,485
5.50%, 1/15/2028 (a)	1,975	1,766
Targa Resources Partners LP
5.25%, 5/1/2023	2,882	2,896
4.25%, 11/15/2023	3,426	3,350
5.13%, 2/1/2025	3,895	3,879
5.88%, 4/15/2026	1,345	1,369
5.38%, 2/1/2027	535	532
6.50%, 7/15/2027	1,730	1,821
5.00%, 1/15/2028	585	569
TerraForm Power Operating LLC
4.25%, 1/31/2023 (a)	1,872	1,905
5.00%, 1/31/2028 (a)	1,468	1,563
Texas Eastern Transmission LP 3.50%, 1/15/2028 (a)	375	382
Total Capital International SA (France)
3.46%, 7/12/2049	6,190	6,623
3.13%, 5/29/2050	4,200	4,244
Trinidad Petroleum Holdings Ltd. (Trinidad and Tobago) 9.75%, 6/15/2026 (a)	1,150	1,003
WPX Energy, Inc. 5.75%, 6/1/2026	3,554	3,554

		223,973

Personal Products — 0.0% (b)
Estee Lauder Cos., Inc. (The) 3.13%, 12/1/2049	1,800	1,908

Pharmaceuticals — 0.6%
Advanz Pharma Corp. Ltd. (Canada) 8.00%, 9/6/2024	3,526	3,209
AstraZeneca plc (United Kingdom) 3.50%, 8/17/2023	2,000	2,165
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	4,654	5,168
8.50%, 1/31/2027 (a)	5,264	5,752
Bausch Health Cos., Inc.
6.50%, 3/15/2022 (a)	2,500	2,543
7.00%, 3/15/2024 (a)	9,063	9,379
5.50%, 11/1/2025 (a)	7,822	8,080
5.75%, 8/15/2027 (a)	2,065	2,210
5.25%, 1/30/2030 (a)	1,188	1,167
Bristol-Myers Squibb Co.
2.90%, 7/26/2024 (a)	3,045	3,287
3.20%, 6/15/2026 (a)	2,977	3,339
4.13%, 6/15/2039 (a)	3,998	5,061
5.00%, 8/15/2045 (a)	3,600	4,963
Elanco Animal Health, Inc. 5.65%, 8/28/2028 (i)	2,425	2,680
Eli Lilly and Co.
2.25%, 5/15/2050	1,500	1,411
4.15%, 3/15/2059	665	880
Pfizer, Inc.
2.80%, 3/11/2022	2,350	2,450
2.75%, 6/3/2026	1,500	1,684
3.45%, 3/15/2029	495	574
2.63%, 4/1/2030	2,000	2,177
4.10%, 9/15/2038	3,000	3,661
3.90%, 3/15/2039	960	1,157
2.55%, 5/28/2040	7,000	7,077
4.30%, 6/15/2043	4,000	5,069
2.70%, 5/28/2050	3,260	3,285
Pharmacia LLC 6.60%, 12/1/2028 (i)	745	1,028

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	500	552

		90,008

Real Estate Management & Development — 0.0% (b)
Mitsui Fudosan Co. Ltd. (Japan) 2.95%, 1/23/2023 (a)	2,480	2,560
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)
3.13%, 3/20/2022 (a)	579	585
3.88%, 3/20/2027 (a)	603	632

		3,777

Road & Rail — 0.2%
Avis Budget Car Rental LLC
5.25%, 3/15/2025 (a)	3,424	2,722
5.75%, 7/15/2027 (a)	1,354	1,036
Burlington Northern Santa Fe LLC
7.08%, 5/13/2029	100	140
6.15%, 5/1/2037	750	1,048
4.38%, 9/1/2042	510	621
4.70%, 9/1/2045	6,630	8,469
3.55%, 2/15/2050	2,707	3,019
Canadian Pacific Railway Co. (Canada) 9.45%, 8/1/2021	280	303
CSX Corp. 3.25%, 6/1/2027	583	643
DAE Funding LLC (United Arab Emirates)
5.75%, 11/15/2023 (a)	2,135	1,898
5.00%, 8/1/2024 (a)	2,253	1,893
Empresa de Transporte de Pasajeros Metro SA (Chile) 5.00%, 1/25/2047 (h)	2,400	2,755
ERAC USA Finance LLC
3.30%, 10/15/2022 (a)	200	205
2.70%, 11/1/2023 (a)	470	468
7.00%, 10/15/2037 (a)	291	372
Hertz Corp. (The)
5.50%, 10/15/2024 (a)	3,715	669
6.00%, 1/15/2028 (a)	1,770	297
JB Hunt Transport Services, Inc. 3.85%, 3/15/2024	460	491
Norfolk Southern Corp.
2.90%, 2/15/2023	462	486
4.05%, 8/15/2052	500	579
Penske Truck Leasing Co. LP 4.13%, 8/1/2023 (a)	1,767	1,867
Ryder System, Inc. 3.50%, 6/1/2021	555	562
SMBC Aviation Capital Finance DAC (Ireland)
3.00%, 7/15/2022 (a)	650	645
4.13%, 7/15/2023 (a)	1,100	1,113

		32,301

Semiconductors & Semiconductor Equipment — 0.1%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	2,313	2,446
Analog Devices, Inc. 4.50%, 12/5/2036	563	657
Broadcom, Inc. 4.11%, 9/15/2028 (a)	2,218	2,331
Intel Corp.
3.25%, 11/15/2049	1,700	1,892
3.10%, 2/15/2060	700	746
Qorvo, Inc. 5.50%, 7/15/2026	3,262	3,417
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026 (a)	2,328	2,450
Texas Instruments, Inc.
2.90%, 11/3/2027	1,000	1,126
2.25%, 9/4/2029	1,800	1,911
3.88%, 3/15/2039	1,620	2,053
4.15%, 5/15/2048	300	394

		19,423

Software — 0.3%
CDK Global, Inc. 5.25%, 5/15/2029 (a)	1,939	1,978
Fair Isaac Corp. 5.25%, 5/15/2026 (a)	1,020	1,100
Microsoft Corp.
3.50%, 2/12/2035	4,989	6,043
4.20%, 11/3/2035	435	571
3.45%, 8/8/2036	2,000	2,359
4.10%, 2/6/2037	870	1,106
Nuance Communications, Inc. 5.63%, 12/15/2026	2,592	2,748
Open Text Corp. (Canada) 5.88%, 6/1/2026 (a)	2,996	3,093
Oracle Corp.
2.50%, 4/1/2025	2,750	2,923
2.95%, 4/1/2030	7,410	8,131
4.30%, 7/8/2034	567	695
3.90%, 5/15/2035	1,545	1,831
3.85%, 7/15/2036	1,756	2,032
4.38%, 5/15/2055	5,215	6,593
salesforce.com, Inc. 3.70%, 4/11/2028	1,100	1,269
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	3,205	3,366

		45,838

Specialty Retail — 0.4%
Caleres, Inc. 6.25%, 8/15/2023	2,840	2,414
Home Depot, Inc. (The)
3.13%, 12/15/2049	2,440	2,663
3.50%, 9/15/2056	7,000	8,159
L Brands, Inc.
5.25%, 2/1/2028	769	651
7.50%, 6/15/2029	1,704	1,500
6.75%, 7/1/2036	1,625	1,354
Lowe’s Cos., Inc.
3.13%, 9/15/2024	665	719

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
2.50%, 4/15/2026	3,000	3,192
3.65%, 4/5/2029	872	986
3.70%, 4/15/2046	5,000	5,521
4.05%, 5/3/2047	1,774	2,033
O’Reilly Automotive, Inc. 3.60%, 9/1/2027	185	202
Penske Automotive Group, Inc. 5.50%, 5/15/2026	2,916	2,872
PetSmart, Inc. 7.13%, 3/15/2023 (a)	3,799	3,685
Staples, Inc.
7.50%, 4/15/2026 (a)	9,915	8,662
10.75%, 4/15/2027 (a)	5,981	4,069
TJX Cos., Inc. (The)
3.50%, 4/15/2025	1,500	1,676
3.75%, 4/15/2027	10,000	11,347

		61,705

Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
3.25%, 2/23/2026	372	420
2.20%, 9/11/2029	4,125	4,426
3.85%, 5/4/2043	13,561	16,690
3.45%, 2/9/2045	8,744	10,116
3.75%, 9/12/2047	6,500	7,858
3.75%, 11/13/2047	1,000	1,208
2.95%, 9/11/2049	870	940
Dell International LLC 7.13%, 6/15/2024 (a)	6,236	6,474
EMC Corp. 3.38%, 6/1/2023	2,796	2,810
NCR Corp.
5.75%, 9/1/2027 (a)	1,370	1,360
6.13%, 9/1/2029 (a)	5,075	5,062
Western Digital Corp. 4.75%, 2/15/2026	2,682	2,823
Xerox Corp. 4.12%, 3/15/2023 (i)	2,232	2,204

		62,391

Textiles, Apparel & Luxury Goods — 0.0% (b)
Hanesbrands, Inc. 4.88%, 5/15/2026 (a)	1,908	1,932
William Carter Co. (The) 5.63%, 3/15/2027 (a)	2,405	2,457

		4,389

Thrifts & Mortgage Finance — 0.4%
BPCE SA (France)
2.75%, 1/11/2023 (a)	17,570	18,105
5.70%, 10/22/2023 (a)	2,000	2,194
5.15%, 7/21/2024 (a)	12,810	14,006
2.38%, 1/14/2025 (a)	2,260	2,285
3.38%, 12/2/2026	250	274
3.50%, 10/23/2027 (a)	1,100	1,161
2.70%, 10/1/2029 (a)	13,090	13,746
Quicken Loans LLC 5.75%, 5/1/2025 (a)	2,691	2,745
Radian Group, Inc. 4.50%, 10/1/2024	1,286	1,271

		55,787

Tobacco — 0.3%
Altria Group, Inc. 3.88%, 9/16/2046	9,585	9,424
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	5,000	5,253
4.39%, 8/15/2037	6,345	6,660
Philip Morris International, Inc.
1.50%, 5/1/2025	3,120	3,184
2.10%, 5/1/2030	2,610	2,631
4.38%, 11/15/2041	4,073	4,763
4.13%, 3/4/2043	5,000	5,659

		37,574

Trading Companies & Distributors — 0.2%
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	4,118	1,791
Air Lease Corp.
3.25%, 3/1/2025	242	224
3.25%, 10/1/2029	1,020	869
BOC Aviation Ltd. (Singapore)
2.38%, 9/15/2021 (a)	300	300
2.75%, 9/18/2022 (a)	600	599
3.50%, 10/10/2024 (a)	370	380
International Lease Finance Corp. 8.63%, 1/15/2022	1,000	1,025
United Rentals North America, Inc.
4.63%, 10/15/2025	2,475	2,517
5.88%, 9/15/2026	9,480	9,954
6.50%, 12/15/2026	2,255	2,410
WESCO Distribution, Inc. 5.38%, 6/15/2024	3,197	3,129
WW Grainger, Inc. 4.60%, 6/15/2045	520	640

		23,838

Transportation Infrastructure — 0.0% (b)
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	1,300	1,320

Water Utilities — 0.0% (b)
American Water Capital Corp.
3.85%, 3/1/2024	680	747
3.45%, 6/1/2029	620	696

		1,443

Wireless Telecommunication Services — 0.6%
America Movil SAB de CV (Mexico)
3.13%, 7/16/2022	1,266	1,293
4.38%, 4/22/2049	439	519
Crown Castle Towers LLC
3.72%, 7/15/2023 (a)	250	260
3.66%, 5/15/2025 (a)	2,805	2,981
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	2,530	2,640
Sprint Corp.
7.88%, 9/15/2023	3,143	3,567
7.13%, 6/15/2024	5,952	6,748

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
7.63%, 2/15/2025	5,843	6,814
7.63%, 3/1/2026	9,057	10,824
T-Mobile USA, Inc.
5.13%, 4/15/2025	4,596	4,688
6.50%, 1/15/2026	4,391	4,634
4.50%, 2/1/2026	3,522	3,620
4.75%, 2/1/2028	5,290	5,621
3.88%, 4/15/2030 (a)	17,210	18,656
4.38%, 4/15/2040 (a)	10,910	12,029

		84,894

TOTAL CORPORATE BONDS (Cost $3,305,395)		3,393,449

MORTGAGE-BACKED SECURITIES — 18.7%
FHLMC
Pool # 1G1861, ARM, 4.04%, 3/1/2036 (k)	39	41
Pool # 1J1380, ARM, 4.62%, 3/1/2036 (k)	51	55
Pool # 1J1393, ARM, 3.97%, 10/1/2036 (k)	59	62
Pool # 1J1657, ARM, 3.97%, 5/1/2037 (k)	20	21
Pool # 1Q0476, ARM, 4.11%, 10/1/2037 (k)	116	118
FHLMC Gold Pools, 15 Year
Pool # J05944, 5.50%, 1/1/2021	8	8
Pool # G13821, 6.00%, 11/1/2021	4	4
Pool # G13385, 5.50%, 11/1/2023	24	26
Pool # G13603, 5.50%, 2/1/2024	10	10
Pool # G13805, 5.50%, 12/1/2024	55	57
Pool # G14252, 5.50%, 12/1/2024	54	56
Pool # J14494, 4.00%, 2/1/2026	658	699
FHLMC Gold Pools, 20 Year
Pool # C91025, 7.00%, 1/1/2027	76	82
Pool # G30591, 6.00%, 2/1/2028	500	556
Pool # D98914, 4.00%, 1/1/2032	3,528	3,820
Pool # G31099, 4.00%, 1/1/2038	13,303	14,531
FHLMC Gold Pools, 30 Year
Pool # C80091, 6.50%, 1/1/2024	19	22
Pool # C80161, 7.50%, 6/1/2024	1	1
Pool # G00271, 7.00%, 9/1/2024	16	16
Pool # C80245, 7.50%, 10/1/2024	3	3
Pool # G00278, 7.00%, 11/1/2024	7	7
Pool # C00496, 7.50%, 2/1/2027	1	1
Pool # D81734, 7.00%, 8/1/2027	18	19
Pool # G00747, 8.00%, 8/1/2027	28	33
Pool # D86005, 7.00%, 2/1/2028	3	3
Pool # G02210, 7.00%, 12/1/2028	72	82
Pool # C21930, 6.00%, 2/1/2029	7	8
Pool # C00785, 6.50%, 6/1/2029	13	15
Pool # A27201, 6.50%, 3/1/2032	62	69
Pool # A13067, 4.00%, 9/1/2033	30	32
Pool # G60154, 5.00%, 2/1/2034	13,657	15,671
Pool # G60214, 5.00%, 7/1/2035	12,551	14,394
Pool # C02641, 7.00%, 10/1/2036	36	42
Pool # C02660, 6.50%, 11/1/2036	74	86
Pool # G06172, 5.50%, 12/1/2038	1,398	1,603
Pool # G06576, 5.00%, 9/1/2040	6,252	7,184
Pool # A96733, 4.50%, 2/1/2041	11,487	12,900
Pool # G06493, 4.50%, 5/1/2041	566	630
Pool # G61864, 5.50%, 6/1/2041	5,303	6,188
Pool # Q05956, 4.50%, 2/1/2042	1,534	1,722
Pool # Q11285, 3.50%, 9/1/2042	4,450	4,925
Pool # Q12174, 3.50%, 10/1/2042	5,239	5,798
Pool # G07239, 3.00%, 12/1/2042	4,700	5,064
Pool # Q13796, 3.50%, 12/1/2042	6,655	7,366
Pool # Q15767, 3.00%, 2/1/2043	4,344	4,681

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Pool # Q33869, 4.00%, 6/1/2045	4,102		4,466
Pool # G61462, 4.00%, 7/1/2045	21,839		23,938
Pool # Q37784, 3.50%, 12/1/2045	2,855		3,066
Pool # Q39092, 4.00%, 2/1/2046	5,729		6,220
Pool # Q39412, 3.50%, 3/1/2046	2,295		2,465
Pool # Q40797, 3.50%, 5/1/2046	5,640		6,042
Pool # Q40905, 3.50%, 6/1/2046	560		591
Pool # Q40922, 3.50%, 6/1/2046	2,676		2,869
Pool # Q41602, 3.50%, 7/1/2046	977		1,039
Pool # Q42079, 3.50%, 7/1/2046	1,209		1,294
Pool # Q42657, 3.50%, 8/1/2046	10,050		10,762
Pool # Q42656, 4.00%, 8/1/2046	497		529
Pool # Q43241, 3.50%, 9/1/2046	11,603		12,421
Pool # Q43237, 4.00%, 9/1/2046	1,723		1,863
Pool # G61565, 4.50%, 4/1/2048	35,809		40,348
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	5		6
Pool # B90491, 7.50%, 1/1/2032	217		250
Pool # U89009, 3.50%, 9/1/2032	741		797
Pool # U80074, 3.50%, 10/1/2032	2,745		2,953
Pool # G20028, 7.50%, 12/1/2036	284		325
Pool # U90690, 3.50%, 6/1/2042	2,521		2,730
Pool # U90975, 4.00%, 6/1/2042	573		626
Pool # U90230, 4.50%, 9/1/2042	2,326		2,592
Pool # U90281, 4.00%, 10/1/2042	1,765		1,931
Pool # U92021, 5.00%, 9/1/2043	2,483		2,760
Pool # U99076, 4.50%, 12/1/2043	5,118		5,704
Pool # U99084, 4.50%, 2/1/2044	4,328		4,828
Pool # U92996, 3.50%, 6/1/2045	342		369
Pool # U93026, 3.50%, 7/1/2045	1,174		1,266
Pool # U99134, 4.00%, 1/1/2046	5,017		5,490
Pool # U93155, 3.50%, 5/1/2046	817		881
Pool # U93158, 3.50%, 6/1/2046	1,065		1,144
Pool # U93167, 3.50%, 7/1/2046	960		1,023
Pool # U93172, 3.50%, 7/1/2046	1,099		1,186
FHLMC UMBS, 30 Year
Pool # RA2008, 4.00%, 1/1/2050	26,359		28,711
FNMA
Pool # AM2292, ARM, 0.68%, 1/1/2023 (k)	1,202		1,200
Pool # 766610, ARM, 3.71%, 1/1/2034 (k)	62		64
Pool # 823660, ARM, 2.88%, 5/1/2035 (k)	83		84
Pool # 910181, ARM, 3.67%, 3/1/2037 (k)	37		39
Pool # 888304, ARM, 3.03%, 4/1/2037 (k)	1		1
Pool # 888750, ARM, 3.64%, 4/1/2037 (k)	62		65
Pool # 948208, ARM, 3.10%, 7/1/2037 (k)	37		38
Pool # 888620, ARM, 3.62%, 7/1/2037 (k)	65		65
FNMA UMBS, 15 Year
Pool # 890129, 6.00%, 12/1/2021	6		6
Pool # 949379, 6.00%, 8/1/2022	19		19
Pool # 890231, 5.00%, 7/1/2025	146		154
Pool # CA4723, 3.50%, 11/1/2034	13,089		13,903
FNMA UMBS, 20 Year
Pool # MA0602, 3.50%, 12/1/2030	244		257
Pool # BM3254, 4.00%, 1/1/2038	10,248		11,251
Pool # BM3566, 4.00%, 2/1/2038	11,302		12,342
Pool # CA1234, 4.00%, 2/1/2038	4,378		4,781
Pool # CA1238, 4.00%, 2/1/2038	4,219		4,632
FNMA UMBS, 30 Year
Pool # 50617, 8.00%, 8/1/2022	—	(d)	—	(d)
Pool # 250228, 9.00%, 4/1/2025	1		1

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Pool # 328066, 8.50%, 10/1/2025	—	(d)	—	(d)
Pool # 313692, 8.50%, 12/1/2025	2		2
Pool # 365997, 7.50%, 10/1/2026	2		2
Pool # 250854, 7.50%, 3/1/2027	1		1
Pool # 251569, 7.00%, 3/1/2028	1		1
Pool # 420165, 6.50%, 4/1/2028	37		41
Pool # 455598, 5.50%, 12/1/2028	17		19
Pool # 517656, 5.50%, 7/1/2029	15		16
Pool # 252570, 6.50%, 7/1/2029	16		18
Pool # 517679, 6.50%, 7/1/2029	64		73
Pool # 323866, 6.50%, 8/1/2029	13		15
Pool # 995656, 7.00%, 6/1/2033	172		206
Pool # AL6168, 5.00%, 9/1/2033	6,003		6,880
Pool # 725229, 6.00%, 3/1/2034	1,004		1,150
Pool # AA0918, 5.50%, 9/1/2034	187		214
Pool # 735503, 6.00%, 4/1/2035	99		114
Pool # 745948, 6.50%, 10/1/2036	15		18
Pool # AL0379, 8.00%, 12/1/2036	1,168		1,400
Pool # AA8502, 6.00%, 8/1/2037	14		15
Pool # 995149, 6.50%, 10/1/2038	48		56
Pool # 995504, 7.50%, 11/1/2038	79		97
Pool # AC3237, 5.00%, 10/1/2039	599		688
Pool # AC4467, 4.50%, 12/1/2039	1,170		1,301
Pool # AE1526, 4.50%, 9/1/2040	3,342		3,718
Pool # AE3095, 4.50%, 9/1/2040	1,490		1,658
Pool # AE0681, 4.50%, 12/1/2040	5,409		6,020
Pool # AL0038, 5.00%, 2/1/2041	5,315		6,101
Pool # AX5292, 5.00%, 1/1/2042	20,497		23,602
Pool # BM1065, 5.50%, 2/1/2042	8,697		10,132
Pool # AL2059, 4.00%, 6/1/2042	15,755		17,859
Pool # AB7575, 3.00%, 1/1/2043	4,394		4,703
Pool # AR6380, 3.00%, 2/1/2043	4,382		4,720
Pool # 890564, 3.00%, 6/1/2043	5,604		6,088
Pool # AT5907, 4.00%, 6/1/2043	9,485		10,767
Pool # AS0214, 3.50%, 8/1/2043	10,119		11,258
Pool # AL6848, 5.00%, 6/1/2044	2,369		2,703
Pool # BA2343, 4.00%, 9/1/2045	5,596		6,073
Pool # BA1210, 3.50%, 5/1/2046	1,800		1,932
Pool # BA7485, 3.50%, 6/1/2046	825		877
Pool # BC2969, 3.50%, 6/1/2046	999		1,073
Pool # BD1371, 3.50%, 6/1/2046	2,260		2,421
Pool # BA7492, 4.00%, 6/1/2046	1,200		1,288
Pool # BC9368, 4.00%, 6/1/2046	4,656		5,002
Pool # BD1372, 4.00%, 6/1/2046	2,700		2,920
Pool # BD2956, 3.50%, 7/1/2046	8,483		9,081
Pool # BD5456, 3.50%, 8/1/2046	4,444		4,758
Pool # BM1169, 4.00%, 9/1/2046	16,023		18,173
Pool # BE0280, 3.50%, 10/1/2046	5,647		6,053
Pool # AS8335, 4.50%, 11/1/2046	11,828		13,057
Pool # BM1906, 4.00%, 5/1/2047	12,139		13,768
Pool # AS9811, 5.00%, 6/1/2047	5,719		6,405
Pool # BH7565, 4.00%, 8/1/2047	23,082		25,283
Pool # BM3500, 4.00%, 9/1/2047	10,991		12,221
Pool # CA0346, 4.50%, 9/1/2047	24,407		26,443
Pool # BH6687, 4.00%, 11/1/2047	5,838		6,228
Pool # BM3044, 4.00%, 11/1/2047	8,863		9,730

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Pool # BE8347, 4.00%, 12/1/2047	4,464	4,765
Pool # BJ5254, 4.00%, 12/1/2047	11,292	12,074
Pool # BM3499, 4.00%, 12/1/2047	85,578	93,368
Pool # BJ5777, 4.50%, 12/1/2047	859	940
Pool # BH6689, 4.00%, 1/1/2048	9,462	10,082
Pool # BJ7311, 4.00%, 1/1/2048	45,155	49,362
Pool # BJ8238, 4.00%, 1/1/2048	14,932	16,310
Pool # BJ8265, 4.00%, 1/1/2048	10,321	11,262
Pool # BK1008, 4.00%, 1/1/2048	2,681	2,919
Pool # BJ4617, 4.00%, 2/1/2048	7,944	8,850
Pool # BJ5772, 4.00%, 2/1/2048	12,960	13,857
Pool # BK1581, 4.00%, 2/1/2048	1,734	1,896
Pool # FM0035, 3.50%, 3/1/2048	19,820	21,358
Pool # BJ5803, 4.00%, 3/1/2048	9,577	10,240
Pool # BK1963, 4.00%, 3/1/2048	6,081	6,802
Pool # BM3665, 4.00%, 3/1/2048	26,579	29,573
Pool # BJ5789, 4.50%, 3/1/2048	5,017	5,507
Pool # BE2789, 4.00%, 4/1/2048	6,076	6,496
Pool # CA1710, 4.50%, 5/1/2048	11,692	12,620
Pool # BK5943, 5.00%, 6/1/2048	6,461	7,137
Pool # BK4130, 4.50%, 7/1/2048	1,684	1,818
Pool # BK6562, 4.50%, 7/1/2048	8,450	9,272
Pool # BK6589, 4.50%, 7/1/2048	3,092	3,393
Pool # BN0133, 4.00%, 8/1/2048	13,189	14,101
Pool # BK9292, 5.00%, 8/1/2048	13,184	14,565
Pool # CA4662, 3.50%, 9/1/2048	9,563	10,445
Pool # BN1312, 4.00%, 9/1/2048	24,960	26,687
Pool # 890863, 5.00%, 9/1/2048	38,010	42,903
Pool # BN0234, 5.00%, 9/1/2048	7,654	8,438
Pool # MA3496, 4.50%, 10/1/2048	9,559	10,320
Pool # BN0861, 5.00%, 10/1/2048	3,618	4,058
Pool # BK9556, 4.00%, 12/1/2048	9,085	9,835
Pool # BK1176, 5.00%, 1/1/2049	4,356	4,753
Pool # BK8748, 4.50%, 5/1/2049	30,533	33,352
Pool # BO2428, 3.50%, 7/1/2049	14,911	15,726
Pool # BO0592, 4.00%, 7/1/2049	4,434	4,805
FNMA, 30 Year Pool # CA2171, 4.00%, 8/1/2048	23,358	25,382
FNMA, Other
Pool # 465973, 3.59%, 10/1/2020	914	913
Pool # 466430, 3.37%, 11/1/2020	1,610	1,610
Pool # 468564, 4.06%, 7/1/2021	1,198	1,221
Pool # 470622, 2.75%, 3/1/2022	236	242
Pool # AM2285, 2.41%, 1/1/2023	3,447	3,563
Pool # AM2255, 2.51%, 1/1/2023	3,612	3,743
Pool # AM2452, 2.44%, 2/1/2023	6,775	7,019
Pool # AM2859, 2.65%, 3/1/2023	3,900	4,063
Pool # AL3876, 2.79%, 6/1/2023 (k)	3,604	3,777
Pool # AM4170, 3.51%, 8/1/2023	15,000	16,109
Pool # AM5032, 3.64%, 12/1/2023	4,632	5,009
Pool # AM5079, 3.45%, 1/1/2024	4,882	5,263
Pool # AM5473, 3.76%, 3/1/2024	5,300	5,756
Pool # AN2363, 2.23%, 4/1/2024	3,749	3,919
Pool # AM6795, 3.05%, 9/1/2024	10,730	11,555
Pool # AL6260, 2.75%, 12/1/2024 (k)	446	465
Pool # AM7290, 2.97%, 12/1/2024	4,081	4,404
Pool # AM7682, 2.84%, 1/1/2025	5,854	6,304

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Pool # AM7795, 2.92%, 1/1/2025	9,939	10,715
Pool # AN1302, 2.93%, 1/1/2025	4,044	4,338
Pool # AM8090, 2.48%, 2/1/2025	9,427	9,990
Pool # AM8702, 2.73%, 4/1/2025	18,325	19,713
Pool # AM8674, 2.81%, 4/1/2025	18,640	20,123
Pool # AM8691, 2.64%, 6/1/2025	18,777	20,154
Pool # AM9942, 3.09%, 10/1/2025	11,000	12,076
Pool # AN0287, 2.95%, 11/1/2025	5,000	5,458
Pool # AN0707, 3.13%, 2/1/2026	8,553	9,453
Pool # AN1222, 2.78%, 4/1/2026	7,000	7,629
Pool # AN1413, 2.49%, 5/1/2026	9,833	10,545
Pool # AN1503, 2.62%, 5/1/2026	5,594	6,028
Pool # AN1221, 2.81%, 5/1/2026	4,000	4,370
Pool # AN1497, 2.61%, 6/1/2026	10,122	10,949
Pool # AN2193, 2.53%, 7/1/2026	5,789	6,215
Pool # AN2689, 2.20%, 10/1/2026	6,318	6,703
Pool # AN4000, 3.00%, 12/1/2026	2,334	2,575
Pool # AL6937, 3.92%, 12/1/2026 (k)	4,964	5,615
Pool # AN4917, 3.13%, 3/1/2027	13,674	15,345
Pool # AM8854, 2.88%, 7/1/2027	11,707	12,924
Pool # AN6318, 3.18%, 8/1/2027	8,500	9,304
Pool # BL3525, 2.60%, 9/1/2027	11,633	12,604
Pool # BL0497, 3.84%, 10/1/2027	4,816	5,547
Pool # AN1449, 2.97%, 4/1/2028	6,653	7,409
Pool # AN9696, 3.50%, 6/1/2028	34,500	39,781
Pool # AN2005, 2.73%, 7/1/2028	10,620	11,764
Pool # 387807, 3.55%, 8/1/2028	11,451	13,318
Pool # AN2497, 2.60%, 9/1/2028	4,178	4,579
Pool # AN2956, 2.44%, 10/1/2028	7,112	7,717
Pool # AN3080, 2.61%, 11/1/2028	14,080	15,493
Pool # AN3685, 2.69%, 12/1/2028	15,076	16,701
Pool # AN4004, 3.27%, 12/1/2028	8,615	9,940
Pool # BL1040, 3.81%, 12/1/2028	16,000	18,830
Pool # BL0907, 3.88%, 12/1/2028	290	343
Pool # AN4154, 3.17%, 1/1/2029	16,836	19,325
Pool # AN4349, 3.35%, 1/1/2029	8,606	10,005
Pool # AN4344, 3.37%, 1/1/2029	17,121	19,784
Pool # BL1351, 3.58%, 2/1/2029	43,655	50,857
Pool # AN1872, 2.90%, 5/1/2029	3,763	4,169
Pool # AN5677, 3.25%, 6/1/2029	9,687	11,171
Pool # BL3509, 2.66%, 8/1/2029	22,452	24,890
Pool # BL3491, 2.84%, 8/1/2029	15,900	17,458
Pool # 387883, 3.78%, 8/1/2030	16,369	19,406
Pool # 387827, 3.80%, 8/1/2030	7,918	9,394
Pool # AN0198, 3.34%, 11/1/2030	4,032	4,635
Pool # AN1676, 2.99%, 5/1/2031	3,657	4,111
Pool # AN1953, 3.01%, 6/1/2031	1,912	2,140
Pool # AN1683, 3.03%, 6/1/2031	5,000	5,645
Pool # AN2308, 2.87%, 8/1/2031	8,943	10,071
Pool # AN2625, 2.50%, 10/1/2031	12,219	13,161
Pool # BL3368, 2.84%, 11/1/2031	4,475	5,035
Pool # BL6367, 1.82%, 4/1/2032	36,000	36,893
Pool # BL6302, 2.07%, 5/1/2032	15,158	15,799
Pool # AO7654, 3.50%, 5/1/2032	2,825	3,038
Pool # AO5230, 3.50%, 6/1/2032	2,059	2,214

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Pool # AO7057, 3.50%, 6/1/2032	1,449		1,558
Pool # AO7746, 3.50%, 6/1/2032	130		140
Pool # AO8038, 3.50%, 7/1/2032	3,441		3,700
Pool # AP0645, 3.50%, 7/1/2032	2,994		3,220
Pool # AP0682, 3.50%, 7/1/2032	3,622		3,895
Pool # AP1314, 3.50%, 8/1/2032	3,056		3,287
Pool # AQ1534, 3.50%, 10/1/2032	963		1,036
Pool # AQ1607, 3.50%, 11/1/2032	788		848
Pool # 650236, 5.00%, 12/1/2032	11		12
Pool # AR7961, 3.50%, 3/1/2033	914		983
Pool # BL3453, 3.16%, 8/1/2033	14,690		16,592
Pool # 868763, 6.50%, 4/1/2036	6		6
Pool # 886320, 6.50%, 7/1/2036	25		27
Pool # AO6757, 4.00%, 6/1/2042	3,639		3,979
Pool # MA1125, 4.00%, 7/1/2042	3,038		3,321
Pool # MA1213, 3.50%, 10/1/2042	11,804		12,780
Pool # MA1283, 3.50%, 12/1/2042	1,656		1,793
Pool # MA1328, 3.50%, 1/1/2043	5,707		6,180
Pool # MA1404, 3.50%, 4/1/2043	3,027		3,279
Pool # MA1462, 3.50%, 6/1/2043	1,719		1,839
Pool # MA1463, 3.50%, 6/1/2043	4,265		4,620
Pool # MA1510, 4.00%, 7/1/2043	3,482		3,810
Pool # MA1546, 3.50%, 8/1/2043	6,523		7,066
Pool # AU8840, 4.50%, 11/1/2043	2,302		2,566
Pool # AV2613, 4.50%, 11/1/2043	4,533		5,055
Pool # MA1711, 4.50%, 12/1/2043	3,257		3,632
Pool # AL6167, 3.50%, 1/1/2044	23,894		25,875
Pool # MA2346, 3.50%, 6/1/2045	915		987
Pool # MA2462, 4.00%, 11/1/2045	5,569		6,097
Pool # MA2482, 4.00%, 12/1/2045	5,521		6,041
Pool # MA2519, 4.00%, 1/1/2046	5,126		5,612
Pool # BC0784, 3.50%, 4/1/2046	852		919
Pool # MA2593, 4.00%, 4/1/2046	12,269		13,419
Pool # MA2631, 4.00%, 5/1/2046	15,109		16,535
Pool # MA2658, 3.50%, 6/1/2046	3,615		3,901
Pool # MA2690, 3.50%, 7/1/2046	7,401		7,985
Pool # BF0090, 3.50%, 5/1/2056	33,781		36,970
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 7/25/2050 (l)	100,000		103,499
GNMA I, 15 Year Pool # 782933, 6.50%, 10/15/2023	33		34
GNMA I, 30 Year
Pool # 314497, 7.25%, 1/15/2022	8		8
Pool # 316247, 9.00%, 1/15/2022	3		3
Pool # 297656, 7.50%, 10/15/2022	2		2
Pool # 376855, 7.00%, 2/15/2024	13		13
Pool # 380930, 7.00%, 4/15/2024	—	(d)	—	(d)
Pool # 780029, 9.00%, 11/15/2024	1		1
Pool # 405529, 8.50%, 11/15/2025	—	(d)	—	(d)
Pool # 430999, 7.50%, 7/15/2026	9		9
Pool # 780481, 7.00%, 12/15/2026	3		3
Pool # 460982, 7.00%, 11/15/2027	2		2
Pool # 427295, 7.25%, 1/15/2028	11		11
Pool # 460759, 6.50%, 2/15/2028	41		45
Pool # 781118, 6.50%, 10/15/2029	34		40
Pool # 783867, 6.00%, 8/15/2036	3,383		4,019
Pool # AS4934, 4.50%, 5/15/2046	1,953		2,205
Pool # AT7538, 4.00%, 7/15/2046	9,133		9,929

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Pool # AT7652, 4.00%, 8/15/2046	5,644	6,132
Pool # BM1819, 5.00%, 4/15/2049	8,885	10,178
GNMA II, 30 Year
Pool # 2056, 7.50%, 8/20/2025	2	2
Pool # 2270, 8.00%, 8/20/2026	2	2
Pool # 2285, 8.00%, 9/20/2026	20	23
Pool # 2379, 8.00%, 2/20/2027	1	1
Pool # 2397, 8.00%, 3/20/2027	1	1
Pool # 2445, 8.00%, 6/20/2027	9	10
Pool # 2457, 7.50%, 7/20/2027	21	25
Pool # 2538, 8.00%, 1/20/2028	4	4
Pool # 2581, 8.00%, 4/20/2028	1	1
Pool # 2606, 8.00%, 6/20/2028	1	1
Pool # 2619, 8.00%, 7/20/2028	2	2
Pool # 2633, 8.00%, 8/20/2028	5	5
Pool # 2714, 6.50%, 2/20/2029	4	5
Pool # 4901, 8.00%, 9/20/2031	256	304
Pool # 5020, 7.50%, 5/20/2032	132	153
Pool # 738210, 7.00%, 6/20/2032	254	293
Pool # 738062, 6.00%, 11/20/2032	391	433
Pool # 738059, 6.00%, 10/20/2033	146	161
Pool # 738049, 6.00%, 3/20/2035	462	515
Pool # 737987, 6.00%, 4/20/2036	503	561
Pool # 737975, 6.00%, 9/20/2036	68	75
Pool # 5034, 7.00%, 8/20/2038	120	140
Pool # 4245, 6.00%, 9/20/2038	100	114
Pool # 4930, 7.00%, 10/20/2038	427	524
Pool # 4964, 7.00%, 12/20/2038	63	66
Pool # 4872, 7.00%, 1/20/2039	396	470
Pool # 5072, 6.50%, 10/20/2039	122	140
Pool # 5218, 6.50%, 10/20/2039	192	221
Pool # AS8103, 3.50%, 6/20/2046	1,993	2,143
Pool # AS8104, 3.75%, 6/20/2046	1,740	1,877
Pool # AS8105, 4.00%, 6/20/2046	1,273	1,415
Pool # AS8106, 3.50%, 7/20/2046	2,758	2,966
Pool # AS8107, 3.75%, 7/20/2046	3,315	3,576
Pool # AY0571, 4.50%, 11/20/2047	9,874	10,715
Pool # BB8791, 4.00%, 12/20/2047	8,804	9,604
Pool # BD6195, 4.00%, 1/20/2048	15,172	16,236
Pool # BE9507, 4.50%, 3/20/2048	3,717	4,061
Pool # BG2382, 4.50%, 3/20/2048	3,156	3,445
Pool # BA7568, 4.50%, 4/20/2048	21,063	23,041
Pool # BD0512, 5.00%, 4/20/2048	11,889	12,990
Pool # BD0532, 5.00%, 6/20/2048	12,772	13,918
Pool # BG3833, 4.50%, 7/20/2048	32,135	35,154
Pool # BD0549, 5.00%, 8/20/2048	12,294	13,396
Pool # BH9109, 4.50%, 10/20/2048	16,401	17,864
Pool # BJ7085, 5.00%, 12/20/2048	17,676	19,656
Pool # BK7188, 4.50%, 2/20/2049	10,578	11,586
Pool # BK7189, 5.00%, 2/20/2049	10,024	11,059
Pool # BN2622, 4.00%, 6/20/2049	12,944	13,992
Pool # BM9677, 4.50%, 6/20/2049	18,510	20,365
Pool # BM9683, 5.00%, 6/20/2049	17,163	19,025
Pool # BJ1310, 4.50%, 7/20/2049	10,479	11,615
Pool # BO2717, 4.50%, 7/20/2049	11,056	12,371
Pool # BO3146, 4.50%, 7/20/2049	4,363	4,866
Pool # BO3147, 4.50%, 7/20/2049	5,147	5,679

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Pool # BO3157, 4.50%, 7/20/2049	4,189	4,653
Pool # BO3158, 4.50%, 7/20/2049	3,966	4,370
Pool # BO3159, 4.50%, 7/20/2049	2,544	2,755
Pool # BM9690, 5.00%, 7/20/2049	6,377	7,077
Pool # BM9701, 4.50%, 8/20/2049	37,335	40,444

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,529,696)		2,671,059

U.S. TREASURY OBLIGATIONS — 16.0%
U.S. Treasury Bonds
7.88%, 2/15/2021	2,625	2,768
8.13%, 5/15/2021	13,600	14,627
8.13%, 8/15/2021	10,000	10,956
8.00%, 11/15/2021	7,920	8,823
5.50%, 8/15/2028	37,219	52,022
5.25%, 2/15/2029	2,500	3,494
4.50%, 2/15/2036	8,960	13,717
5.00%, 5/15/2037	18,415	30,219
4.50%, 5/15/2038	3,890	6,130
3.50%, 2/15/2039	85	120
4.50%, 8/15/2039	20,320	32,326
4.38%, 5/15/2040	511	807
4.75%, 2/15/2041	52,270	86,507
4.38%, 5/15/2041	37,318	59,243
2.75%, 8/15/2042	9,000	11,484
2.75%, 11/15/2042	83,162	106,100
3.63%, 8/15/2043	17,780	25,904
3.75%, 11/15/2043	16,856	25,041
2.50%, 2/15/2045	53,620	65,988
3.00%, 5/15/2045	8,910	11,940
2.88%, 8/15/2045	45,620	60,005
3.00%, 11/15/2045	33,547	45,125
2.50%, 5/15/2046	88,355	109,305
3.00%, 2/15/2047	43,315	58,890
2.75%, 11/15/2047	73,700	96,233
3.38%, 11/15/2048	54,695	80,201
2.00%, 2/15/2050	111,768	127,768
U.S. Treasury Inflation Indexed Bonds 3.63%, 4/15/2028	1,000	2,115
U.S. Treasury Notes
2.13%, 8/15/2021	2,000	2,046
2.88%, 10/15/2021	1,000	1,037
1.75%, 5/31/2022	347,216	358,093
2.13%, 6/30/2022 (m)	73,985	76,991
2.00%, 8/15/2025	11,953	12,974
1.63%, 5/15/2026	10,909	11,681
1.50%, 2/15/2030	143,021	154,597
U.S. Treasury STRIPS Bonds
1.58%, 8/15/2020 (n)	1,050	1,050
2.29%, 2/15/2021 (n)	8,165	8,151
2.66%, 5/15/2021 (n)	13,330	13,306
2.42%, 5/15/2022 (n)	7,390	7,363
4.34%, 11/15/2022 (n)	5,000	4,977
3.03%, 2/15/2023 (n)	225	224
2.15%, 8/15/2023 (n)	15	15
6.00%, 2/15/2028 (n)	2,615	2,488
3.33%, 5/15/2028 (n)	73,010	69,257
3.35%, 11/15/2028 (n)	41,180	38,830
2.20%, 5/15/2029 (n)	61,050	57,211
1.32%, 5/15/2030 (n)	60,998	56,337
2.43%, 5/15/2032 (n)	15,038	13,487
3.32%, 5/15/2033 (n)	54,922	48,394
5.09%, 11/15/2033 (n)	24,367	21,289
2.95%, 8/15/2040 (n)	30,000	22,748
2.87%, 8/15/2041 (n)	94,093	69,317
3.29%, 2/15/2042 (n)	36,721	27,164
3.27%, 5/15/2042 (n)	60,199	44,165
3.29%, 11/15/2042 (n)	7,855	5,605
2.16%, 11/15/2043 (n)	25,730	17,928

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,970,273)		2,294,583

ASSET-BACKED SECURITIES — 15.8%
ACC Trust
Series 2019-1, Class A, 3.75%, 5/20/2022 (a)	5,708	5,719
Series 2019-2, Class B, 3.63%, 8/21/2023 (a)	10,566	10,640
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	4,234	3,744
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	3,292	2,936
Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	914	846
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	2,044	1,787
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	1,110	912
Ally Auto Receivables Trust
Series 2017-3, Class C, 2.37%, 10/17/2022	4,038	4,051
Series 2018-2, Class A3, 2.92%, 11/15/2022	18,745	18,958
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	855	765
Series 2016-2, Class A, 3.65%, 6/15/2028	901	666

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Series 2016-3, Class AA, 3.00%, 10/15/2028	2,125		1,861
Series 2017-1, Class AA, 3.65%, 2/15/2029	2,180		2,022
American Credit Acceptance Receivables Trust
Series 2017-2, Class D, 3.69%, 6/12/2023 (a)	6,557		6,581
Series 2020-2, Class B, 2.48%, 9/13/2024 (a)	800		805
Series 2020-2, Class C, 3.88%, 4/13/2026 (a)	1,023		1,041
American Homes 4 Rent Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (a)	1,250		1,287
American Homes 4 Rent Trust
Series 2014-SFR3, Class D, 5.04%, 12/17/2036 ‡ (a)	5,000		5,248
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (a)	17,745		19,474
Series 2015-SFR2, Class D, 5.04%, 10/17/2052 ‡ (a)	2,250		2,257
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 ‡ (a)	18,630		18,513
AmeriCredit Automobile Receivables Trust
Series 2017-2, Class D, 3.42%, 4/18/2023	11,300		11,571
Series 2017-4, Class D, 3.08%, 12/18/2023	20,124		20,163
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	30,000		26,409
Series 2019-SFR1, Class F, 3.87%, 1/19/2039 ‡ (a) (k)	19,690		15,626
Series 2019-SFR1, Class G, 4.86%, 1/19/2039 ‡ (a) (k)	7,875		6,302
Series 2019-SFR1, Class H, 6.04%, 1/19/2039 ‡ (a) (k)	7,875		6,266
Aqua Finance Trust
Series 2017-A, Class A, 3.72%, 11/15/2035 (a)	4,857		4,857
Series 2019-A, Class B, 3.47%, 7/16/2040 ‡ (a)	19,000		18,697
B2R Mortgage Trust Series 2016-1, Class A, 2.57%, 6/15/2049 (a)	2,446		2,445
BankBoston Home Equity Loan Trust Series 1998-1, Class A6, 6.35%, 7/25/2028 ‡	—	(d)	—	(d)
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 4.50%, 6/25/2043 ‡ (k)	199		189
BMW Vehicle Owner Trust Series 2018-A, Class A3, 2.35%, 4/25/2022	8,334		8,396
British Airways Pass-Through Trust (United Kingdom)
Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	1,747		1,608
Series 2019-1, Class A, 3.35%, 6/15/2029 (a)	1,560		1,203
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	730		656
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	2,175		1,688
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	565		493
Business Jet Securities LLC
Series 2018-1, Class A, 4.34%, 2/15/2033 (a)	9,094		7,926
Series 2018-1, Class C, 7.75%, 2/15/2033 (a)	5,113		3,851
Series 2018-2, Class A, 4.45%, 6/15/2033 (a)	12,543		10,741
Series 2018-2, Class C, 6.66%, 6/15/2033 (a)	2,944		2,043
Series 2019-1, Class C, 6.95%, 7/15/2034 ‡ (a)	12,326		7,197
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027 (a)	106		105
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	9,512		9,492
Series 2017-SFR1, Class A, 5.50%, 6/5/2027 ‡ (a)	21,255		21,255
Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (a)	19,478		19,478
Capital Auto Receivables Asset Trust Series 2018-1, Class A3, 2.79%, 1/20/2022 (a)	7,534		7,564
CarMax Auto Owner Trust
Series 2017-1, Class C, 2.84%, 10/17/2022	3,011		3,039
Series 2017-1, Class D, 3.43%, 7/17/2023	4,929		4,954
Series 2018-1, Class D, 3.37%, 7/15/2024	2,732		2,661
Carnow Auto Receivables Trust
Series 2017-1A, Class B, 4.35%, 9/15/2022 (a)	4,685		4,696
Series 2018-1A, Class C, 5.21%, 9/15/2023 (a)	5,960		5,767
CARS-DB4 LP
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (a)	4,750		4,734
Series 2020-1A, Class B2, 4.52%, 2/15/2050 ‡ (a)	8,960		8,092
Series 2020-1A, Class B3, 4.95%, 2/15/2050 ‡ (a)	9,990		8,770
Carvana Auto Receivables Trust
Series 2019-1A, Class C, 3.50%, 2/15/2024 (a)	9,980		9,984
Series 2019-1A, Class D, 3.88%, 10/15/2024 (a)	7,500		7,335

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2020-N1A, Class B, 2.01%, 3/17/2025 (a)	29,424	28,819
Series 2019-2A, Class E, 5.01%, 4/15/2026 (a)	9,750	8,417
Series 2019-4A, Class E, 4.70%, 10/15/2026 (a)	5,000	3,953
Centex Home Equity Loan Trust Series 2001-B, Class A6, 6.36%, 7/25/2032 ‡	37	38
CIG Auto Receivables Trust Series 2017-1A, Class C, 5.33%, 12/16/2024 (a)	2,000	2,004
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	1,372	1,984
Colony American Finance Ltd. (Cayman Islands)
Series 2016-1, Class A, 2.54%, 6/15/2048 (a)	377	377
Series 2016-2, Class A, 2.55%, 11/15/2048 (a)	5,933	5,934
Consumer Loan Underlying Bond Credit Trust Series 2018-NP1, Class C, 4.74%, 5/15/2024 ‡ (a)	1,647	1,637
Continental Airlines Pass-Through Trust Series 2012-1, Class A, 4.15%, 4/11/2024	131	121
Continental Credit Card Series 2017-1A, Class A, 4.29%, 1/15/2024 (a)	13	13
COOF Securitization Trust Ltd. Series 2014-1, Class A, IO, 2.72%, 6/25/2040 ‡ (a) (k)	4,024	373
Corevest American Finance Trust
Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	6,172	6,172
Series 2020-2, Class B, 4.24%, 5/15/2052 (a)	8,345	8,433
CPS Auto Receivables Trust
Series 2017-B, Class C, 2.92%, 2/15/2022 (a)	759	759
Series 2018-B, Class C, 3.58%, 3/15/2023 (a)	13,003	13,011
Series 2017-B, Class D, 3.95%, 3/15/2023 (a)	6,975	6,999
Series 2018-A, Class D, 3.66%, 12/15/2023 (a)	2,161	2,159
Series 2018-D, Class D, 4.34%, 9/16/2024 (a)	2,303	2,304
CPS Auto Trust
Series 2017-A, Class C, 3.31%, 12/15/2022 (a)	584	585
Series 2017-A, Class D, 4.61%, 12/15/2022 (a)	840	851
Credit Acceptance Auto Loan Trust
Series 2017-1A, Class C, 3.48%, 2/17/2026 (a)	989	990
Series 2017-3A, Class A, 2.65%, 6/15/2026 (a)	10,729	10,748
Series 2017-2A, Class C, 3.35%, 6/15/2026 (a)	1,621	1,628
Series 2018-1A, Class B, 3.60%, 4/15/2027 (a)	40,547	40,825
Series 2018-2A, Class B, 3.94%, 7/15/2027 (a)	20,950	21,139
Series 2018-3A, Class C, 4.04%, 12/15/2027 (a)	11,249	11,321
Series 2019-3A, Class C, 3.06%, 3/15/2029 (a)	10,500	10,093
Series 2020-1A, Class C, 2.59%, 6/15/2029 (a)	12,985	12,453
Currency Capital Funding Trust
Series 2018-1A, Class B, 5.87%, 3/17/2026 ‡ (a) (k)	8,000	8,061
Series 2018-1A, Class B2, 5.87%, 3/17/2026 ‡ (a) (k)	221	220
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 0.92%, 3/25/2034 ‡ (k)	97	96
Series 2004-1, Class M2, 0.99%, 3/25/2034 ‡ (k)	29	28
Series 2004-1, Class 3A, 0.73%, 4/25/2034 ‡ (k)	297	249
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 1.07%, 10/25/2034 (k)	241	218
Delta Air Lines Pass-Through Trust
Series 2007-1, Class A, 6.82%, 8/10/2022	1,380	1,280
Series 2019-1, Class AA, 3.20%, 4/25/2024	6,270	5,931
Series 2015-1, Class AA, 3.63%, 7/30/2027	3,425	3,306
Diamond Resorts Owner Trust
Series 2017-1A, Class B, 4.11%, 10/22/2029 ‡ (a)	1,137	1,113
Series 2018-1, Class D, 5.90%, 1/21/2031 ‡ (a)	1,312	1,270
Dominion Financial Services 2 LLC Series 2018-1, Class A, 5.35%, 9/15/2022 ‡ (a) (i)	33,800	33,800
Drive Auto Receivables Trust
Series 2017-BA, Class D, 3.72%, 10/17/2022 (a)	1,970	1,984
Series 2017-1, Class D, 3.84%, 3/15/2023	5,641	5,711
Series 2017-3, Class D, 3.53%, 12/15/2023 (a)	18,681	18,883
Series 2016-CA, Class D, 4.18%, 3/15/2024 (a)	4,141	4,174
Series 2017-AA, Class D, 4.16%, 5/15/2024 (a)	2,577	2,610
Series 2017-BA, Class E, 5.30%, 7/15/2024 (a)	15,290	15,633

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2018-2, Class D, 4.14%, 8/15/2024	32,890	33,572
Series 2018-3, Class D, 4.30%, 9/16/2024	14,563	14,874
Series 2019-4, Class D, 2.70%, 2/16/2027	10,500	10,196
DT Auto Owner Trust
Series 2016-4A, Class D, 3.77%, 10/17/2022 (a)	798	800
Series 2017-1A, Class D, 3.55%, 11/15/2022 (a)	1,527	1,536
Series 2017-4A, Class D, 3.47%, 7/17/2023 (a)	5,451	5,492
Series 2018-1A, Class C, 3.47%, 12/15/2023 (a)	4,278	4,284
Series 2018-1A, Class D, 3.81%, 12/15/2023 (a)	6,053	6,098
Series 2017-2A, Class E, 6.03%, 1/15/2024 (a)	8,750	8,923
Series 2017-1A, Class E, 5.79%, 2/15/2024 (a)	14,000	14,191
Series 2017-3A, Class E, 5.60%, 8/15/2024 (a)	8,295	8,383
Series 2019-2A, Class D, 3.48%, 2/18/2025 (a)	19,000	18,808
Series 2019-4A, Class D, 2.85%, 7/15/2025 (a)	2,500	2,431
E3 (Cayman Islands)
Series 2019-1, Class A, 3.10%, 9/20/2055 (a)	10,448	10,600
Series 2019-1, Class C, 5.00%, 9/20/2055 ‡ (a)	8,042	8,034
Elara HGV Timeshare Issuer LLC Series 2017-A, Class A, 2.69%, 3/25/2030 (a)	12,495	11,985
Exeter Automobile Receivables Trust
Series 2017-2A, Class B, 2.82%, 5/16/2022 (a)	331	331
Series 2017-1A, Class C, 3.95%, 12/15/2022 (a)	1,376	1,371
Series 2017-2A, Class C, 3.93%, 4/17/2023 (a)	9,065	9,119
Series 2017-3A, Class C, 3.68%, 7/17/2023 (a)	8,221	8,237
Series 2016-3A, Class D, 6.40%, 7/17/2023 (a)	9,400	9,379
Series 2018-1A, Class D, 3.53%, 11/15/2023 (a)	14,215	14,257
Series 2017-2A, Class D, 6.39%, 2/15/2024 (a)	8,000	7,921
Series 2018-3A, Class D, 4.35%, 6/17/2024 (a)	22,280	22,325
Series 2018-4A, Class D, 4.35%, 9/16/2024 (a)	25,430	25,876
Series 2018-2A, Class E, 5.33%, 5/15/2025 (a)	7,000	7,015
Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	14,185	13,473
Fifth Third Auto Trust Series 2019-1, Class A3, 2.64%, 12/15/2023	7,280	7,459
First Investors Auto Owner Trust
Series 2016-2A, Class C, 2.53%, 7/15/2022 (a)	4,657	4,667
Series 2016-2A, Class D, 3.35%, 11/15/2022 (a)	3,500	3,475
Series 2017-3A, Class B, 2.72%, 4/17/2023 (a)	3,454	3,473
Series 2017-3A, Class C, 3.00%, 1/16/2024 (a)	5,458	5,483
Series 2017-3A, Class D, 3.44%, 3/15/2024 (a)	5,096	5,141
Series 2017-3A, Class E, 4.92%, 8/15/2024 (a)	1,300	1,327
Flagship Credit Auto Trust
Series 2016-2, Class C, 6.22%, 9/15/2022 (a)	6,000	6,098
Series 2017-4, Class B, 2.66%, 10/17/2022 (a)	5,872	5,898
Series 2015-3, Class D, 7.12%, 11/15/2022 (a)	6,695	6,765
Series 2017-1, Class C, 3.22%, 5/15/2023 (a)	2,263	2,277
Series 2017-1, Class D, 4.23%, 5/15/2023 (a)	1,313	1,336
Series 2017-R, 8.24%, 10/18/2023	8,674	8,158
Series 2017-4, Class C, 2.92%, 11/15/2023 (a)	5,720	5,750
Series 2017-1, Class E, 6.46%, 12/15/2023 (a)	3,500	3,583
Series 2017-4, Class D, 3.58%, 1/15/2024 (a)	2,630	2,580
Series 2017-2, Class E, 5.55%, 7/15/2024 (a)	3,630	3,688
Series 2019-2, Class C, 3.09%, 5/15/2025 (a)	8,250	8,195
Series 2019-2, Class D, 3.53%, 5/15/2025 (a)	9,500	9,080
Series 2019-2, Class E, 4.52%, 12/15/2026 (a)	5,000	4,504
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	99,370	107,139
FREED ABS Trust
Series 2018-2, Class A, 3.99%, 10/20/2025 (a)	2,590	2,573
Series 2019-1, Class B, 3.87%, 6/18/2026 ‡ (a)	25,105	24,448
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class A6, 6.70%, 4/25/2029 ‡ (k)	307	316

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
GLS Auto Receivables Trust
Series 2016-1A, Class C, 6.90%, 10/15/2021 (a)	1,653	1,664
Series 2018-1A, Class A, 2.82%, 7/15/2022 (a)	730	731
Series 2017-1A, Class D, 5.50%, 6/17/2024 (a)	4,000	4,068
GM Financial Automobile Leasing Trust Series 2018-1, Class A3, 2.61%, 1/20/2021	539	540
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3, 2.81%, 12/16/2022	17,175	17,448
GMAT Trust Series 2013-1A, Class M, 5.00%, 11/25/2043 ‡ (a) (k)	2,929	2,170
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 ‡ (a)	1,191	1,169
Goodgreen (Cayman Islands) Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (k)	8,328	8,721
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	1,447	1,501
Series 2016-1A, Class B, 5.24%, 10/15/2052 ‡ (a)	1,084	1,146
Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	9,409	9,612
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 (a)	5,378	5,460
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	4,429	4,590
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (a)	482	486
Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	4,145	4,229
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 (a)	6,156	6,294
HERO Funding Trust (Cayman Islands)
Series 2015-3A, Class A, 4.28%, 9/20/2041 (a)	3,501	3,725
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	1,566	1,600
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	4,619	5,022
Series 2017-2A, Class A2, 4.07%, 9/20/2048 (a)	5,150	5,474
HERO Residual Funding (Cayman Islands) Series 2016-1R, Class A1, 4.50%, 9/21/2042 (a)	1,713	1,627
Hertz Fleet Lease Funding LP Series 2018-1, Class A2, 3.23%, 5/10/2032 (a)	4,826	4,739
Hertz Vehicle Financing II LP
Series 2018-1A, Class A, 3.29%, 2/25/2024 (a)	11,291	10,898
Series 2019-3A, Class B, 3.03%, 12/26/2025 (a)	22,245	18,704
Home Partners of America Trust Series 2019-2, Class E, 3.32%, 10/19/2039 ‡ (a)	9,985	9,033
Honda Auto Receivables Owner Trust Series 2018-2, Class A3, 3.01%, 5/18/2022	12,086	12,256
Hyundai Auto Receivables Trust Series 2018-A, Class A3, 2.79%, 7/15/2022	6,896	6,971
Kabbage Funding LLC
Series 2019-1, Class C, 4.61%, 3/15/2024 ‡ (a)	24,027	20,303
Series 2019-1, Class D, 5.69%, 3/15/2024 ‡ (a)	18,327	9,898
KGS-Alpha SBA COOF Trust
Series 2012-4, Class A, IO, 0.92%, 9/25/2037 ‡ (a) (k)	8,007	196
Series 2012-2, Class A, IO, 0.66%, 8/25/2038 ‡ (a) (k)	5,927	120
Series 2013-2, Class A, IO, 1.95%, 3/25/2039 ‡ (a) (k)	5,779	245
Lending Point Asset Securitization Trust Series 2020-1, Class C, 4.14%, 2/10/2026 ‡ (a)	4,500	3,513
Lendingpoint Asset Securitization Trust Series 2019-2, Class B, 3.73%, 11/10/2025 ‡ (a)	6,284	5,698
Lendingpoint Funding Trust Series 2018-1, Class A2, 4.18%, 11/15/2024 ‡ (a) (k)	14,200	14,200
Lendmark Funding Trust
Series 2018-1A, Class D, 6.25%, 12/21/2026 ‡ (a)	7,750	4,661
Series 2018-2A, Class D, 6.78%, 4/20/2027 (a)	8,970	5,835
Long Beach Mortgage Loan Trust Series 2004-1, Class M3, 1.22%, 2/25/2034 ‡ (k)	34	34
LP LMS Asset Securitization Trust Series 2020-1A, Class B, 5.24%, 2/10/2026 ‡ (a)	2,942	2,775
LV Tower 52 Issuer
Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (a)	8,017	8,086
Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (a)	9,483	9,565
Mariner Finance Issuance Trust Series 2018-AA, Class D, 6.57%, 11/20/2030 (a)	10,000	7,130
Marlette Funding Trust
Series 2018-1A, Class C, 3.69%, 3/15/2028 (a)	4,250	4,223

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2020-1A, Class B, 2.38%, 3/15/2030 ‡ (a)	17,500	16,466
Mercedes-Benz Auto Lease Trust Series 2018-A, Class A3, 2.41%, 2/16/2021	47	47
Mid-State Capital Corp. Trust
Series 2005-1, Class A, 5.75%, 1/15/2040	101	107
Series 2005-1, Class M1, 6.11%, 1/15/2040 ‡	2,399	2,570
Series 2006-1, Class A, 5.79%, 10/15/2040 (a)	1,315	1,385
Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (a)	1,595	1,684
Series 2006-1, Class M2, 6.74%, 10/15/2040 ‡ (a)	638	685
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 2.42%, 3/25/2033 ‡ (k)	242	223
MVW Owner Trust
Series 2019-1A, Class B, 3.00%, 11/20/2036 ‡ (a)	14,720	13,895
Series 2019-1A, Class C, 3.33%, 11/20/2036 ‡ (a)	6,214	5,721
New Century Home Equity Loan Trust
Series 2003-5, Class AI6, 5.04%, 11/25/2033 ‡ (i)	367	373
Series 2005-1, Class M1, 0.84%, 3/25/2035 ‡ (k)	414	398
Nissan Auto Receivables Owner Trust Series 2017-C, Class A3, 2.12%, 4/18/2022	5,089	5,118
OL SP LLC
Series 2018, Class A, 4.16%, 2/9/2030	3,664	3,699
Series 2018, Class C, 4.25%, 2/9/2030 ‡	992	861
Series 2018, Class B, 4.61%, 2/9/2030 ‡	1,145	1,115
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (a)	5,884	5,887
OneMain Direct Auto Receivables Trust
Series 2017-2A, Class D, 3.42%, 10/15/2024 (a)	7,062	7,065
Series 2018-1A, Class C, 3.85%, 10/14/2025 (a)	15,882	15,788
OneMain Financial Issuance Trust
Series 2016-1A, Class B, 4.57%, 2/20/2029 ‡ (a)	2,577	2,580
Series 2016-1A, Class C, 6.00%, 2/20/2029 (a)	7,400	7,417
Series 2019-1A, Class E, 5.69%, 2/14/2031 ‡ (a)	16,475	14,283
Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024 (a)	10,408	9,977
Oportun Funding XIII LLC Series 2019-A, Class B, 3.87%, 8/8/2025 (a)	7,146	6,113
Orange Lake Timeshare Trust Series 2019-A, Class D, 4.93%, 4/9/2038 ‡ (a)	5,619	5,267
Prestige Auto Receivables Trust Series 2016-2A, Class D, 3.91%, 11/15/2022 (a)	4,452	4,474
Pretium Mortgage Credit Partners I LLC
Series 2019-CFL1, Class A2, 4.95%, 1/25/2059 ‡ (a) (i)	7,108	5,352
Series 2020-NPL1, Class A1, 2.86%, 5/27/2059 (a) (i)	16,235	14,632
Progress Residential Trust
Series 2017-SFR1, Class F, 5.35%, 8/17/2034 (a)	6,475	6,422
Series 2017-SFR2, Class D, 3.60%, 12/17/2034 ‡ (a)	1,529	1,522
Series 2017-SFR2, Class E, 4.14%, 12/17/2034 ‡ (a)	7,851	7,694
Series 2017-SFR2, Class F, 4.84%, 12/17/2034 ‡ (a)	4,133	4,018
Series 2018-SFR1, Class F, 4.78%, 3/17/2035 ‡ (a)	3,655	3,539
Series 2018-SFR2, Class E, 4.66%, 8/17/2035 ‡ (a)	6,750	6,685
Series 2018-SFR3, Class E, 4.87%, 10/17/2035 ‡ (a)	10,490	10,452
Series 2018-SFR3, Class F, 5.37%, 10/17/2035 ‡ (a)	3,000	2,954
Series 2019-SFR4, Class E, 3.44%, 10/17/2036 ‡ (a)	8,180	7,691
Series 2020-SFR2, Class B, 2.58%, 6/18/2037 (a)	12,081	12,085
Series 2020-SFR2, Class C, 3.08%, 6/18/2037 (a)	9,097	9,100
Series 2020-SFR2, Class D, 3.87%, 6/18/2037 (a)	9,656	9,659
Prosper Marketplace Issuance Trust Series 2019-2A, Class A, 3.20%, 9/15/2025 (a)	8,224	8,205
Purchasing Power Funding LLC Series 2018-A, Class D, 4.66%, 8/15/2022 ‡ (a)	6,610	6,627
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	1,873	1,997
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	2,307	2,368
Series 2017-2A, Class A, 3.22%, 9/22/2053 (a)	21,403	21,507
Rice Park Financing Trust Series 2016-A, Class A, 4.63%, 10/31/2041 ‡ (a)	5,166	5,166

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Santander Drive Auto Receivables Trust
Series 2017-1, Class C, 2.58%, 5/16/2022	634	634
Series 2017-1, Class D, 3.17%, 4/17/2023	10,148	10,247
Series 2018-1, Class D, 3.32%, 3/15/2024	13,804	14,086
Series 2019-1, Class C, 3.42%, 4/15/2025	9,150	9,235
Series 2019-2, Class D, 3.22%, 7/15/2025	28,260	28,155
Santander Prime Auto Issuance Notes Trust Series 2018-A, Class E, 5.04%, 9/15/2025 (a)	3,869	3,773
Santander Retail Auto Lease Trust
Series 2018-A, Class A3, 2.93%, 5/20/2021 (a)	5,202	5,216
Series 2018-A, Class D, 3.75%, 12/20/2022 (a)	34,310	34,558
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032 (a)	32,715	32,402
Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	10,750	10,166
Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	7,500	6,979
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.28%, 1/25/2036 ‡ (i)	180	164
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class C, 3.94%, 6/20/2035 (a)	6,028	5,664
Series 2019-1A, Class D, 4.75%, 1/20/2036 ‡ (a)	5,394	5,197
SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025 (a)	112	112
SoFi Professional Loan Program LLC Series 2018-A, Class A2A, 2.39%, 2/25/2042 (a)	343	343
Soundview Home Loan Trust Series 2007-OPT1, Class 2A1, 0.25%, 6/25/2037 ‡ (k)	1,050	757
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	741	639
Springleaf Funding Trust
Series 2015-BA, Class B, 3.80%, 5/15/2028 ‡ (a)	11,450	10,537
Series 2016-AA, Class C, 4.72%, 11/15/2029 (a)	14,000	14,063
Spruce ABS Trust Series 2016-E1, Class B, 6.90%, 6/15/2028 ‡ (a)	9,290	9,411
Tidewater Auto Receivables Trust Series 2018-AA, Class D, 4.30%, 11/15/2024 (a)	2,214	2,123
Tricolor Auto Securitization Trust
Series 2018-1A, Class A, 5.05%, 12/15/2020 (a)	2,505	2,486
Series 2018-1A, Class B, 7.30%, 2/16/2021 (a)	8,600	8,913
Series 2018-2A, Class D, 7.98%, 8/15/2022 (a)	15,025	14,542
Tricon American Homes Trust
Series 2016-SFR1, Class C, 3.49%, 11/17/2033 ‡ (a)	3,083	3,091
Series 2019-SFR1, Class F, 3.75%, 3/17/2038 ‡ (a)	7,000	6,735
UAL Pass-Through Trust Series 2007-1, 6.64%, 7/2/2022	805	676
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	509	463
Series 2014-1, Class A, 4.00%, 4/11/2026	2,709	2,372
Series 2014-2, Class A, 3.75%, 9/3/2026	447	391
Series 2016-1, Class AA, 3.10%, 7/7/2028	1,181	1,078
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,562	1,422
Series 2018-1, Class AA, 3.50%, 3/1/2030	16,790	15,209
Series 2019-1, Class AA, 4.15%, 8/25/2031	1,493	1,396
Series 2019-1, Class A, 4.55%, 8/25/2031	1,779	1,321
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,861	1,655
US Auto Funding LLC
Series 2019-1A, Class C, 5.34%, 3/15/2023 (a)	5,000	4,828
Series 2018-1A, Class B, 7.50%, 7/15/2023 (a)	2,851	2,920
USASF Receivables LLC Series 2017-1, Class B, 7.63%, 9/15/2030 (a)	798	790
Vericrest Opportunity Loan Trust
Series 2019-NPL5, Class A1B, 4.25%, 9/25/2049 (a) (i)	3,000	2,371
Series 2019-NPL7, Class A1B, 3.97%, 10/25/2049 (a) (i)	3,250	2,562
Series 2019-NPL8, Class A1B, 4.09%, 11/25/2049 (a) (i)	2,500	1,977
Series 2020-NPL2, Class A1B, 3.67%, 2/25/2050 ‡ (a) (i)	12,000	9,270
Verizon Owner Trust
Series 2017-2A, Class A, 1.92%, 12/20/2021 (a)	1,321	1,323
Series 2018-1A, Class A1A, 2.82%, 9/20/2022 (a)	24,844	25,080

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2019-A, Class A1A, 2.93%, 9/20/2023	8,965	9,230
Veros Automobile Receivables Trust Series 2018-1, Class D, 5.74%, 8/15/2025 (a)	6,700	6,778
VM DEBT TRUST Series 2019-1, 9.50%, 5/31/2024	55,000	48,355
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047 ‡ (a) (i)	6,967	6,684
VOLT LXXX LLC Series 2019-NPL6, Class A1B, 4.09%, 10/25/2049 (a) (i)	13,135	10,361
VOLT LXXXIII LLC Series 2019-NPL9, Class A1B, 4.09%, 11/26/2049 (a) (i)	16,620	13,427
VOLT LXXXIV LLC Series 2019-NP10, Class A1B, 3.97%, 12/27/2049 (a) (i)	8,550	6,759
VOLT LXXXV LLC Series 2020-NPL1, Class A1B, 3.72%, 1/25/2050 ‡ (a) (i)	10,400	8,150
VOLT LXXXVII LLC Series 2020-NPL3, Class A1B, 3.67%, 2/25/2050 ‡ (a) (i)	17,560	13,646
Westgate Resorts LLC
Series 2018-1A, Class A, 3.38%, 12/20/2031 (a)	7,913	7,721
Series 2018-1A, Class B, 3.58%, 12/20/2031 ‡ (a)	5,930	5,696
Westlake Automobile Receivables Trust
Series 2017-1A, Class D, 3.46%, 10/17/2022 (a)	1,736	1,739
Series 2018-1A, Class D, 3.41%, 5/15/2023 (a)	3,150	3,173
Series 2017-1A, Class E, 5.05%, 8/15/2024 (a)	4,750	4,763
World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	16,200	16,592
World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	34,158	34,716
World Omni Automobile Lease Securitization Trust
Series 2018-A, Class A3, 2.83%, 7/15/2021	5,695	5,705
Series 2018-A, Class A4, 2.94%, 5/15/2023	6,825	6,863

TOTAL ASSET-BACKED SECURITIES (Cost $2,345,593)		2,262,920

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.2%
20 Times Square Trust Series 2018-20TS, Class F, 3.10%, 5/15/2035 ‡ (a) (k)	24,120	19,950
BAMLL Commercial Mortgage Securities Trust Series 2016-FR14, Class A, 2.92%, 2/27/2048 (a) (k)	8,400	8,264
BAMLL Re-REMIC Trust
Series 2016-FR16, Class A, 0.92%, 5/27/2021 (a) (k)	5,750	5,706
Series 2013-FRR2, Class B, PO, 9/26/2022 (a)	8,992	8,081
Series 2014-FRR4, Class BK29, PO, 4/27/2023 (a)	8,600	6,835
Series 2013-FRR3, Class A, PO, 6/26/2023 (a)	14,650	12,276
Series 2016-FR13, Class A, 1.60%, 8/27/2045 (a) (k)	16,500	14,263
Series 2014-FRR5, Class A714, PO, 1/27/2047 (a)	3,050	3,007
Series 2014-FRR5, Class BK37, PO, 1/27/2047 (a)	10,000	7,154
Series 2014-FRR5, Class AK37, 2.55%, 1/27/2047 (a) (k)	15,000	12,349
Series 2014-FRR8, Class A, 2.15%, 11/26/2047 (a) (k)	12,000	9,525
Bancorp Commercial Mortgage Trust Series 2019-CRE6, Class D, 2.48%, 9/15/2036 ‡ (a) (k)	3,000	2,539
BANK Series 2019-BN19, Class A3, 3.18%, 8/15/2061	10,000	10,945
BBCCRE Trust Series 2015-GTP, Class A, 3.97%, 8/10/2033 (a)	9,400	10,047
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 6/5/2030 (a)	972	969
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	13,922	13,146
Series 2012-SHOW, Class E, 4.03%, 11/5/2036 (a) (k)	12,692	9,954
BCRR Trust
Series 2014-FRR1, Class A716, PO, 8/26/2047 (a)	21,000	20,303
Series 2014-FRR1, Class B716, PO, 8/26/2047 ‡ (a)	14,335	13,382
BWAY Mortgage Trust Series 2013-1515, Class F, 3.93%, 3/10/2033 ‡ (a) (k)	5,000	4,833
BXMT Ltd. Series 2017-FL1, Class D, 2.88%, 6/15/2035 ‡ (a) (k)	8,500	7,016
Capmark Mortgage Securities, Inc. Series 1998-C2, Class X, IO, 1.20%, 5/15/2035 ‡ (k)	4,546	29

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 1.30%, 12/11/2049 ‡ (a) (k)	56	2
CFCRE Commercial Mortgage Trust Series 2011-C2, Class D, 5.74%, 12/15/2047 ‡ (a) (k)	5,000	4,597
Citigroup Commercial Mortgage Trust Series 2020-GC46, Class A5, 2.72%, 2/15/2053	47,647	50,653
Commercial Mortgage Trust
Series 2013-WWP, Class A2, 3.42%, 3/10/2031 (a)	6,100	6,447
Series 2018-HOME, Class A, 3.82%, 4/10/2033 (a) (k)	23,900	26,588
Series 2020-CBM, Class D, 3.63%, 2/10/2037 ‡ (a) (k)	8,750	7,584
Series 2006-GG7, Class AM, 5.62%, 7/10/2038 (k)	1,128	1,121
Series 2012-CR2, Class XA, IO, 1.63%, 8/15/2045 ‡ (k)	20,263	561
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	8,032	8,726
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	6,856	7,419
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.02%, 1/15/2049 ‡ (a) (k)	9,884	—	(d)
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class UESC, 4.24%, 10/15/2032 ‡ (a) (k)	19,159	17,533
Series 2015-C3, Class A4, 3.72%, 8/15/2048	12,304	13,262
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (a)	15,200	11,872
DBUBS Mortgage Trust Series 2011-LC2A, Class XA, IO, 1.02%, 7/10/2044 ‡ (a) (k)	9,918	54
Exantas Capital Corp. Ltd. (Cayman Islands)
Series 2018-RSO6, Class C, 2.03%, 6/15/2035 ‡ (a) (k)	4,808	4,152
Series 2018-RSO6, Class D, 2.68%, 6/15/2035 ‡ (a) (k)	4,000	3,115
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ13, Class A2, 2.86%, 8/25/2022	9,696	10,033
Series KJ18, Class A2, 3.07%, 8/25/2022	6,631	6,895
Series KJ09, Class A2, 2.84%, 9/25/2022	3,218	3,363
Series KJ07, Class A2, 2.31%, 12/25/2022	14,024	14,594
Series K727, Class AM, 3.04%, 7/25/2024	10,471	11,094
Series K048, Class A2, 3.28%, 6/25/2025 (k)	13,500	15,012
Series KC02, Class A2, 3.37%, 7/25/2025	31,000	33,496
Series KS07, Class A2, 2.74%, 9/25/2025	21,600	23,096
Series KJ17, Class A2, 2.98%, 11/25/2025	12,710	13,867
Series K052, Class A2, 3.15%, 11/25/2025	3,791	4,211
Series KS06, Class A2, 2.72%, 7/25/2026	10,080	10,662
Series K058, Class AM, 2.72%, 8/25/2026 (k)	20,000	21,867
Series K061, Class AM, 3.44%, 11/25/2026 (k)	10,012	11,381
Series K063, Class AM, 3.51%, 1/25/2027 (k)	25,610	29,231
Series K065, Class A2, 3.24%, 4/25/2027	6,633	7,505
Series K065, Class AM, 3.33%, 5/25/2027	3,557	4,033
Series KJ26, Class A2, 2.61%, 7/25/2027	19,000	20,530
Series K069, Class A2, 3.19%, 9/25/2027 (k)	10,340	11,705
Series K070, Class A2, 3.30%, 11/25/2027 (k)	6,045	6,898
Series K073, Class A2, 3.35%, 1/25/2028	14,087	16,137
Series W5FX, Class AFX, 3.21%, 4/25/2028 (k)	9,910	11,167
Series KS11, Class AFX2, 2.65%, 6/25/2029	50,000	54,926
Series K152, Class A2, 3.08%, 1/25/2031	8,843	9,953
FNMA ACES
Series 2011-M8, Class A2, 2.92%, 8/25/2021	379	385
Series 2013-M7, Class A2, 2.28%, 12/27/2022	1,837	1,890
Series 2014-M3, Class A2, 3.48%, 1/25/2024 (k)	6,699	7,256
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (k)	8,543	9,153
Series 2015-M1, Class A2, 2.53%, 9/25/2024	12,965	13,790
Series 2015-M7, Class A2, 2.59%, 12/25/2024	11,588	12,368
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (k)	11,700	12,469
Series 2015-M5, Class A1, 2.87%, 3/25/2025 (k)	19,624	21,010
Series 2015-M13, Class A2, 2.71%, 6/25/2025 (k)	1,808	1,947
Series 2016-M6, Class A2, 2.49%, 5/25/2026	9,100	9,724

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2016-M7, Class A2, 2.50%, 9/25/2026	10,328	10,830
Series 2017-M1, Class A2, 2.42%, 10/25/2026 (k)	10,660	11,441
Series 2017-M3, Class A2, 2.48%, 12/25/2026 (k)	17,000	18,366
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (k)	8,528	9,303
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (k)	10,260	11,293
Series 2018-M2, Class A2, 2.90%, 1/25/2028 (k)	30,000	33,186
Series 2018-M4, Class A2, 3.04%, 3/25/2028 (k)	11,282	12,687
Series 2018-M7, Class A2, 3.05%, 3/25/2028 (k)	30,256	33,477
Series 2018-M10, Class A2, 3.38%, 7/25/2028 (k)	20,853	23,894
Series 2018-M14, Class A2, 3.58%, 8/25/2028 (k)	36,222	42,059
Series 2019-M1, Class A2, 3.56%, 9/25/2028 (k)	57,380	66,329
Series 2019-M2, Class A2, 3.63%, 11/25/2028 (k)	39,845	45,824
Series 2019-M7, Class A2, 3.14%, 4/25/2029	20,540	22,603
Series 2017-M5, Class A2, 3.17%, 4/25/2029 (k)	30,277	34,420
Series 2019-M12, Class A2, 2.89%, 5/25/2029 (k)	27,815	30,745
Series 2018-M3, Class A2, 3.09%, 2/25/2030 (k)	7,528	8,513
FREMF Mortgage Trust
Series 2015-K720, Class B, 3.39%, 7/25/2022 (a) (k)	11,227	11,291
Series 2015-K720, Class C, 3.39%, 7/25/2022 (a) (k)	11,500	11,287
Series 2017-K727, Class C, 3.74%, 7/25/2024 (a) (k)	3,200	3,166
Series 2013-K25, Class C, 3.62%, 11/25/2045 (a) (k)	4,156	4,085
Series 2014-K38, Class C, 4.63%, 6/25/2047 (a) (k)	4,750	4,766
Series 2014-K39, Class C, 4.16%, 8/25/2047 (a) (k)	7,000	6,897
Series 2015-K721, Class B, 3.57%, 11/25/2047 (a) (k)	2,585	2,616
Series 2014-K40, Class C, 4.07%, 11/25/2047 (a) (k)	8,542	8,370
Series 2015-K718, Class C, 3.54%, 2/25/2048 (a) (k)	4,100	4,075
Series 2015-K45, Class B, 3.59%, 4/25/2048 (a) (k)	8,920	8,828
Series 2015-K46, Class C, 3.69%, 4/25/2048 (a) (k)	3,545	3,408
Series 2015-K48, Class B, 3.64%, 8/25/2048 (a) (k)	16,085	16,566
Series 2015-K51, Class B, 3.95%, 10/25/2048 (a) (k)	2,750	2,900
Series 2016-K55, Class B, 4.16%, 4/25/2049 (a) (k)	10,000	10,389
Series 2016-K56, Class B, 3.94%, 6/25/2049 (a) (k)	3,549	3,645
Series 2016-K722, Class B, 3.84%, 7/25/2049 (a) (k)	8,010	8,123
Series 2017-K68, Class B, 3.84%, 10/25/2049 (a) (k)	9,423	9,474
Series 2016-K59, Class B, 3.58%, 11/25/2049 (a) (k)	4,714	4,744
Series 2017-K63, Class B, 3.87%, 2/25/2050 (a) (k)	11,895	12,025
Series 2018-K74, Class B, 4.09%, 2/25/2051 (a) (k)	10,000	10,173
FRR Re-REMIC Trust
Series 2018-C1, Class A720, 3.01%, 8/27/2047 (a)	6,500	5,804
Series 2018-C1, Class BK43, 2.90%, 2/27/2048 ‡ (a) (k)	4,000	3,263
Series 2018-C1, Class AK43, 3.05%, 2/27/2048 (a)	5,000	4,213
Series 2018-C1, Class A725, 2.76%, 2/27/2050 (a)	3,000	2,562
Series 2018-C1, Class B725, 3.10%, 2/27/2050 ‡ (a) (k)	6,680	5,588
GS Mortgage Securities Trust Series 2019-GC38, Class A4, 3.97%, 2/10/2052	31,100	35,651
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	16,270	17,219
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class X1, IO, 0.13%, 8/12/2037 ‡ (a) (k)	3,142	—	(d)
Series 2006-CB15, Class X1, IO, 0.19%, 6/12/2043 ‡ (k)	3,554	5
Series 2010-C2, Class XA, IO, 1.57%, 11/15/2043 ‡ (a) (k)	2,662	—	(d)
Series 2006-LDP8, Class X, IO, 0.29%, 5/15/2045 ‡ (k)	168	—	(d)
JPMCC Re-REMIC Trust
Series 2015-FRR2, Class AK36, 2.19%, 12/27/2046 (a) (k)	5,000	4,672
Series 2015-FRR2, Class AK39, 2.87%, 8/27/2047 (a) (k)	7,000	6,567
Series 2014-FRR1, Class BK10, 2.10%, 11/27/2049 ‡ (a) (k)	6,875	6,684
MF1 Multi-Family Housing Mortgage Loan Trust Series 2019-Q009, Class B, 3.08%, 4/25/2024 ‡ (a) (k)	11,159	10,578

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.55%, 12/12/2049 ‡ (a) (k)	1,495	—	(d)
Morgan Stanley Capital I Trust Series 2007-HQ11, Class X, IO, 0.17%, 2/12/2044 ‡ (a) (k)	443	—	(d)
MRCD Mortgage Trust Series 2019-PARK, Class F, 2.72%, 12/15/2036 ‡ (a)	42,000	38,092
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.29%, 2/13/2053 (k)	71,714	6,264
Series 2020-RR1, Class A3, 2.83%, 2/13/2053	40,000	39,024
Series RR Trust Series 2015-1, Class A, PO, 4/26/2048 (a)	3,000	2,470
UBS Commercial Mortgage Trust Series 2012-C1, Class XA, IO, 2.07%, 5/10/2045 (a) (k)	6,611	182
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	2,191	2,231
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA, IO, 1.30%, 5/10/2063 ‡ (a) (k)	11,769	267
Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,560	1,607
VNDO Mortgage Trust Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (a)	5,291	5,400
Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class XC, IO, 0.05%, 12/15/2043 ‡ (a) (k)	428	—	(d)
Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	7,598	8,229
Wells Fargo Re-REMIC Trust Series 2013-FRR1, Class AK16, PO, 12/27/2043 (a)	6,000	5,441
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4, 4.38%, 3/15/2044 (a)	2,394	2,419
Series 2013-C11, Class D, 4.26%, 3/15/2045 ‡ (a) (k)	6,640	5,324
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (a)	12,837	13,675

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,523,651)		1,601,136

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.0%
ACC 1/15/2021 ‡	7,533	7,533
Acre
6.25%, 12/22/2021	17,350	17,350
Series 2017-B, 8.39%, 12/22/2021	12,400	12,400
Alternative Loan Trust
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	16	16
Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	24	25
Series 2004-22CB, Class 1A1, 6.00%, 10/25/2034	501	520
Series 2005-23CB, Class A2, 5.50%, 7/25/2035	253	240
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	1,147	1,018
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	463	379
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	140	102
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (k)	11	12
Angel Oak Mortgage Trust I LLC Series 2017-1, Class A3, 3.64%, 1/25/2047 (a) (k)	123	123
Antler Mortgage Trust
Series 2018-RTL1, Class A2, 4.70%, 7/25/2022 (a)	6,870	7,007
Series 2019-RTL1, Class M, 6.90%, 1/25/2023 ‡ (a) (k)	14,722	14,707
Banc of America Alternative Loan Trust Series 2004-6, Class 4A1, 5.00%, 7/25/2019	10	10
Banc of America Funding Trust
Series 2005-E, Class 4A1, 4.44%, 3/20/2035 (k)	41	41
Series 2005-5, Class 3A5, 5.50%, 8/25/2035	1,500	1,540
Series 2005-7, Class 30PO, PO, 11/25/2035 ‡	58	51
Banc of America Mortgage Trust
Series 2004-2, Class 2A4, 5.50%, 3/25/2034	45	44
Series 2004-F, Class 1A1, 4.66%, 7/25/2034 (k)	128	121
BCAP LLC Trust Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (a) (k)	15	15
Bear Stearns ARM Trust Series 2003-7, Class 3A, 3.96%, 10/25/2033 (k)	37	34
Bear Stearns Mortgage Securities, Inc. Series 1997-6, Class 1A, 6.29%, 3/25/2031 (k)	1	1

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Chase Mortgage Finance Trust Series 2007-A2, Class 2A1, 4.16%, 6/25/2035 (k)	782		750
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	4		4
Series 2004-J7, Class 2A2, 4.50%, 8/25/2019	33		34
Series 2004-3, Class A25, 5.75%, 4/25/2034	149		150
Series 2004-5, Class 2A9, 5.25%, 5/25/2034	183		183
Series 2005-22, Class 2A1, 3.56%, 11/25/2035 (k)	271		237
Citicorp Mortgage Securities Trust Series 2006-1, Class 2A1, 5.00%, 2/25/2021	7		7
Citigroup Mortgage Loan Trust Series 2009-3, Class 5A2, 6.00%, 2/25/2037 (a) (k)	148		148
Citigroup Mortgage Loan Trust, Inc.
Series 2004-UST1, Class A3, 3.87%, 8/25/2034 (k)	52		49
Series 2004-HYB4, Class AA, 0.50%, 12/25/2034 (k)	40		38
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-7, Class 5A1, 4.75%, 8/25/2020	1		—	(d)
Series 2005-1, Class 1A16, 5.50%, 2/25/2035	90		90
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 6A13, 5.50%, 11/25/2035	288		206
Series 2005-10, Class 10A4, 6.00%, 11/25/2035	217		96
CSMA SFR Holdings II (United Kingdom) Zero Coupon, 7/31/2023 ‡	34,194		32,484
CVS Pass-Through Trust
Series 2009, 8.35%, 7/10/2031 (a)	285		341
5.77%, 1/10/2033 (a)	360		396
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 4APO, PO, 6/25/2035 ‡	26		22
DLJ Mortgage Acceptance Corp. Series 1993-19, Class A7, 6.75%, 1/25/2024	90		90
DT Asset Trust 5.84%, 12/16/2022	9,000		9,011
FHLMC - GNMA
Series 24, Class J, 6.25%, 11/25/2023	149		160
Series 23, Class KZ, 6.50%, 11/25/2023	20		21
Series 31, Class Z, 8.00%, 4/25/2024	19		20
FHLMC, REMIC
Series 1316, Class Z, 8.00%, 6/15/2022	10		11
Series 1343, Class LB, 7.50%, 8/15/2022	3		4
Series 1351, Class TF, HB, 1,010.00%, 8/15/2022	—	(d)	1
Series 1456, Class Z, 7.50%, 1/15/2023	8		8
Series 1543, Class VN, 7.00%, 7/15/2023	61		65
Series 1911, Class SD, IF, IO, 10.17%, 7/15/2023 (k)	23		3
Series 2033, Class K, 6.05%, 8/15/2023	82		87
Series 1577, Class PV, 6.50%, 9/15/2023	57		61
Series 1608, Class L, 6.50%, 9/15/2023	109		117
Series 3890, Class ET, 5.50%, 11/15/2023	80		84
Series 1630, Class PK, 6.00%, 11/15/2023	44		47
Series 1611, Class Z, 6.50%, 11/15/2023	111		120
Series 1628, Class LZ, 6.50%, 12/15/2023	88		94
Series 2756, Class NA, 5.00%, 2/15/2024	75		78
Series 1671, Class I, 7.00%, 2/15/2024	48		50
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (k)	16		18
Series 1695, Class G, HB, IF, 26.99%, 3/15/2024 (k)	9		11
Series 1710, Class GB, HB, IF, 41.37%, 4/15/2024 (k)	5		8
Series 2989, Class TG, 5.00%, 6/15/2025	158		168
Series 3005, Class ED, 5.00%, 7/15/2025	257		273
Series 4030, Class IL, IO, 3.50%, 4/15/2027	1,236		80
Series 4060, Class TB, 2.50%, 6/15/2027	4,000		4,205
Series 2022, Class PE, 6.50%, 1/15/2028	15		17
Series 2036, Class PG, 6.50%, 1/15/2028	93		105
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	18		2
Series 2091, Class PG, 6.00%, 11/15/2028	296		336
Series 2116, Class ZA, 6.00%, 1/15/2029	69		77
Series 2148, Class ZA, 6.00%, 4/15/2029	18		21

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2995, Class FT, 0.43%, 5/15/2029 (k)	94	94
Series 2530, Class SK, IF, IO, 7.92%, 6/15/2029 (k)	308	52
Series 2201, Class C, 8.00%, 11/15/2029	53	61
Series 3648, Class CY, 4.50%, 3/15/2030	597	662
Series 3737, Class DG, 5.00%, 10/15/2030	195	209
Series 2293, Class ZA, 6.00%, 3/15/2031	102	116
Series 2310, Class Z, 6.00%, 4/15/2031	14	16
Series 2313, Class LA, 6.50%, 5/15/2031	6	7
Series 2325, Class JO, PO, 6/15/2031	57	54
Series 2330, Class PE, 6.50%, 6/15/2031	156	182
Series 2410, Class QB, 6.25%, 2/15/2032	300	351
Series 2534, Class SI, HB, IF, 20.58%, 2/15/2032 (k)	38	59
Series 2427, Class GE, 6.00%, 3/15/2032	616	729
Series 2430, Class WF, 6.50%, 3/15/2032	474	564
Series 2594, Class IV, IO, 7.00%, 3/15/2032	83	10
Series 2643, Class SA, HB, IF, 44.31%, 3/15/2032 (k)	15	31
Series 2466, Class DH, 6.50%, 6/15/2032	81	91
Series 4146, Class KI, IO, 3.00%, 12/15/2032	4,807	486
Series 2543, Class YX, 6.00%, 12/15/2032	251	289
Series 2557, Class HL, 5.30%, 1/15/2033	166	192
Series 2586, IO, 6.50%, 3/15/2033	274	29
Series 2610, Class UI, IO, 6.50%, 5/15/2033	198	40
Series 2764, Class S, IF, 13.29%, 7/15/2033 (k)	34	46
Series 2656, Class AC, 6.00%, 8/15/2033	110	132
Series 2733, Class SB, IF, 7.84%, 10/15/2033 (k)	340	404
Series 3005, Class PV, IF, 12.44%, 10/15/2033 (k)	5	6
Series 2699, Class W, 5.50%, 11/15/2033	256	300
Series 2990, Class SL, HB, IF, 23.82%, 6/15/2034 (k)	27	34
Series 3611, PO, 7/15/2034	64	61
Series 2845, Class QH, 5.00%, 8/15/2034	215	245
Series 2864, Class NS, IF, IO, 6.29%, 9/15/2034 (k)	73	2
Series 2912, Class EH, 5.50%, 1/15/2035	972	1,142
Series 4710, Class UV, 4.00%, 2/15/2035	2,000	2,092
Series 3059, Class B, 5.00%, 2/15/2035	7	8
Series 2980, Class QB, 6.50%, 5/15/2035	26	31
Series 3031, Class BN, HB, IF, 21.16%, 8/15/2035 (k)	282	491
Series 3117, Class EO, PO, 2/15/2036	124	117
Series 3134, PO, 3/15/2036	37	35
Series 3152, Class MO, PO, 3/15/2036	233	222
Series 3184, Class YO, PO, 3/15/2036	424	387
Series 3138, PO, 4/15/2036	40	38
Series 3187, Class Z, 5.00%, 7/15/2036	1,116	1,268
Series 3542, Class TN, IF, 6.00%, 7/15/2036 (k)	22	27
Series 3201, Class IN, IF, IO, 5.44%, 8/15/2036 (k)	174	26
Series 3202, Class HI, IF, IO, 6.47%, 8/15/2036 (k)	874	193
Series 3855, Class AM, 6.50%, 11/15/2036	214	248
Series 3274, Class B, 6.00%, 2/15/2037	101	114
Series 3292, Class DO, PO, 3/15/2037	64	60
Series 3306, Class TC, IF, 2.39%, 4/15/2037 (k)	21	22
Series 3306, Class TB, IF, 2.93%, 4/15/2037 (k)	24	25
Series 3305, Class IW, IF, IO, 6.27%, 4/15/2037 (k)	288	34
Series 3331, PO, 6/15/2037	49	47
Series 3605, Class NC, 5.50%, 6/15/2037	661	765
Series 3383, Class OP, PO, 11/15/2037	92	86
Series 3409, Class DB, 6.00%, 1/15/2038	569	658
Series 3546, Class A, 3.64%, 2/15/2039 (k)	74	76
Series 3531, Class SM, IF, IO, 5.92%, 5/15/2039 (k)	33	5
Series 3827, Class BD, 4.00%, 8/15/2039	85	86
Series 3572, Class JS, IF, IO, 6.62%, 9/15/2039 (k)	124	21

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Series 3592, Class BZ, 5.00%, 10/15/2039	3,103		3,521
Series 3610, Class CA, 4.50%, 12/15/2039	245		273
Series 3609, Class SA, IF, IO, 6.16%, 12/15/2039 (k)	620		118
Series 3653, Class HJ, 5.00%, 4/15/2040	132		152
Series 3677, Class PB, 4.50%, 5/15/2040	2,256		2,500
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (k)	294		327
Series 4374, Class NC, 3.75%, 2/15/2046 (i)	550		554
Series 4796, Class CZ, 4.00%, 5/15/2048	16,637		18,407
Series 4807, Class EZ, 4.00%, 7/15/2048	3,808		4,187
Series 4822, Class ZB, 4.00%, 7/15/2048	5,684		6,231
Series 4830, Class WZ, 4.00%, 9/15/2048	16,558		18,347
FHLMC, STRIPS
Series 186, PO, 8/1/2027	126		123
Series 262, Class 35, 3.50%, 7/15/2042	4,175		4,672
Series 279, Class 35, 3.50%, 9/15/2042	1,354		1,509
Series 323, Class 300, 3.00%, 1/15/2044	4,970		5,446
Series 334, Class 300, 3.00%, 8/15/2044	3,984		4,370
FHLMC, Structured Pass-Through Certificates, Whole Loan Series T-76, Class 2A, 2.25%, 10/25/2037 (k)	347		383
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1, 3.54%, 9/25/2034 (k)	129		124
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.29%, 12/25/2034 (k)	117		113
FNMA Trust, Whole Loan
Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	12		14
Series 2003-W6, Class 1A41, 5.40%, 10/25/2042	139		159
Series 2004-W2, Class 1A, 6.00%, 2/25/2044	194		223
Series 2004-W9, Class 1A3, 6.05%, 2/25/2044	330		381
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	55		65
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	137		164
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	226		261
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, IO, 0.51%, 8/25/2041 (k)	13,063		198
Series 2002-T4, IO, 0.40%, 12/25/2041 (k)	27,399		201
Series 2002-T4, Class A2, 7.00%, 12/25/2041	319		376
Series 2002-T4, Class A4, 9.50%, 12/25/2041	516		631
Series 2002-T19, Class A1, 6.50%, 7/25/2042	440		532
Series 2002-T16, Class A2, 7.00%, 7/25/2042	543		658
Series 2004-T2, Class 1A3, 7.00%, 11/25/2043	194		234
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	205		244
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	216		251
Series 2004-T3, Class 1IO4, IO, 0.60%, 2/25/2044 (k)	4,122		39
FNMA, REMIC
Series 1990-117, Class E, 8.95%, 10/25/2020	—	(d)	—	(d)
Series 2001-4, Class PC, 7.00%, 3/25/2021	7		7
Series G-29, Class O, 8.50%, 9/25/2021	1		1
Series 1991-141, Class PZ, 8.00%, 10/25/2021	2		2
Series 1992-31, Class M, 7.75%, 3/25/2022	3		3
Series G92-30, Class Z, 7.00%, 6/25/2022	—	(d)	—	(d)
Series 1992-101, Class J, 7.50%, 6/25/2022	4		4
Series 1992-79, Class Z, 9.00%, 6/25/2022	2		2
Series G92-62, Class B, PO, 10/25/2022	3		3
Series 1995-4, Class Z, 7.50%, 10/25/2022	35		36
Series 1992-200, Class SK, HB, IF, 23.45%, 11/25/2022 (k)	33		37
Series 1997-37, Class SM, IF, IO, 7.83%, 12/25/2022 (k)	24		1
Series 2003-17, Class EQ, 5.50%, 3/25/2023	122		128
Series 1993-23, Class PZ, 7.50%, 3/25/2023	3		3
Series 1993-56, Class PZ, 7.00%, 5/25/2023	20		22
Series 1993-60, Class Z, 7.00%, 5/25/2023	12		13
Series 1993-79, Class PL, 7.00%, 6/25/2023	20		21

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Series 1993-141, Class Z, 7.00%, 8/25/2023	40		43
Series 1993-149, Class M, 7.00%, 8/25/2023	20		21
Series 1993-205, Class H, PO, 9/25/2023	1		1
Series 1993-160, Class ZA, 6.50%, 9/25/2023	33		35
Series 1993-165, Class SA, IF, 19.45%, 9/25/2023 (k)	7		9
Series 1995-19, Class Z, 6.50%, 11/25/2023	149		159
Series 1993-255, Class E, 7.10%, 12/25/2023	8		8
Series 1993-247, Class SM, HB, IF, 26.93%, 12/25/2023 (k)	7		8
Series 1994-29, Class Z, 6.50%, 2/25/2024	74		81
Series 2009-17, Class AI, IO, 5.00%, 3/25/2024	—	(d)	—
Series 1994-65, Class PK, PO, 4/25/2024	11		11
Series 2009-23, Class MI, IO, 4.50%, 4/25/2024	6		—	(d)
Series 1997-20, Class D, 7.00%, 3/17/2027	78		86
Series 1997-11, Class E, 7.00%, 3/18/2027	18		20
Series 1997-27, Class J, 7.50%, 4/18/2027	9		10
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	1,856		122
Series 1997-42, Class EG, 8.00%, 7/18/2027	125		142
Series 1997-63, Class ZA, 6.50%, 9/18/2027	77		85
Series 2013-13, Class IK, IO, 2.50%, 3/25/2028	6,585		344
Series 1998-66, Class FB, 0.52%, 12/25/2028 (k)	61		61
Series 1999-47, Class JZ, 8.00%, 9/18/2029	203		238
Series 2000-8, Class Z, 7.50%, 2/20/2030	105		122
Series 2001-36, Class ST, IF, IO, 8.33%, 11/25/2030 (k)	121		26
Series 2001-14, Class Z, 6.00%, 5/25/2031	83		93
Series 2001-16, Class Z, 6.00%, 5/25/2031	115		130
Series 2001-72, Class SB, IF, IO, 7.33%, 12/25/2031 (k)	291		51
Series 2001-81, Class HE, 6.50%, 1/25/2032	554		655
Series 2002-19, Class SC, IF, 13.86%, 3/17/2032 (k)	46		58
Series 2002-56, Class PE, 6.00%, 9/25/2032	646		756
Series 2002-86, Class PG, 6.00%, 12/25/2032	473		565
Series 2012-148, Class IE, IO, 3.00%, 1/25/2033	5,571		590
Series 2003-25, Class KP, 5.00%, 4/25/2033	1,446		1,647
Series 2003-22, Class Z, 6.00%, 4/25/2033	304		354
Series 2003-47, Class PE, 5.75%, 6/25/2033	366		432
Series 2003-64, Class SX, IF, 12.82%, 7/25/2033 (k)	27		35
Series 2003-91, Class SD, IF, 12.22%, 9/25/2033 (k)	6		8
Series 2003-130, Class HZ, 6.00%, 1/25/2034	11,031		13,220
Series 2004-72, Class F, 0.67%, 9/25/2034 (k)	123		123
Series 2005-19, Class PB, 5.50%, 3/25/2035	2,987		3,391
Series 2005-42, Class PS, IF, 16.58%, 5/25/2035 (k)	8		10
Series 2005-51, Class MO, PO, 6/25/2035	16		14
Series 2005-53, Class CS, IF, IO, 6.53%, 6/25/2035 (k)	522		60
Series 2005-65, Class KO, PO, 8/25/2035	81		75
Series 2005-72, Class WS, IF, IO, 6.58%, 8/25/2035 (k)	246		40
Series 2005-84, Class XM, 5.75%, 10/25/2035	118		134
Series 2005-90, Class ES, IF, 16.45%, 10/25/2035 (k)	55		79
Series 2005-106, Class US, HB, IF, 23.95%, 11/25/2035 (k)	51		80
Series 2006-9, Class KZ, 6.00%, 3/25/2036	247		287
Series 2006-22, Class AO, PO, 4/25/2036	147		140
Series 2006-27, Class OB, PO, 4/25/2036	992		919
Series 2006-27, Class OH, PO, 4/25/2036	54		51
Series 2006-20, Class IB, IF, IO, 6.42%, 4/25/2036 (k)	249		49
Series 2011-19, Class ZY, 6.50%, 7/25/2036	223		270
Series 2006-77, Class PC, 6.50%, 8/25/2036	244		280
Series 2006-110, PO, 11/25/2036	138		129
Series 2006-128, PO, 1/25/2037	134		126

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2007-10, Class Z, 6.00%, 2/25/2037	48	56
Series 2007-22, Class SC, IF, IO, 5.91%, 3/25/2037 (k)	43	2
Series 2008-93, Class AM, 5.50%, 6/25/2037	58	60
Series 2007-54, Class IB, IF, IO, 6.24%, 6/25/2037 (k)	4,208	962
Series 2007-68, Class IA, IO, 6.50%, 6/25/2037	21	2
Series 2007-109, Class YI, IF, IO, 6.28%, 12/25/2037 (k)	2,233	509
Series 2008-91, Class SI, IF, IO, 5.83%, 3/25/2038 (k)	699	93
Series 2010-70, Class SA, IF, IO, 6.00%, 4/25/2038 (k)	822	158
Series 2011-22, Class MA, 6.50%, 4/25/2038	115	117
Series 2008-62, Class SM, IF, IO, 6.03%, 7/25/2038 (k)	655	120
Series 2009-29, Class LA, 1.35%, 5/25/2039 (k)	376	374
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	294	49
Series 2009-112, Class ST, IF, IO, 6.08%, 1/25/2040 (k)	474	104
Series 2009-112, Class SW, IF, IO, 6.08%, 1/25/2040 (k)	312	49
Series 2010-10, Class NT, 5.00%, 2/25/2040	1,036	1,176
Series 2010-49, Class SC, IF, 12.32%, 3/25/2040 (k)	222	300
Series 2010-35, Class SB, IF, IO, 6.25%, 4/25/2040 (k)	494	86
Series 2010-129, Class PZ, 4.50%, 11/25/2040	3,328	3,698
Series 2011-126, Class KB, 4.00%, 12/25/2041	11,439	13,070
Series 2016-33, Class JA, 3.00%, 7/25/2045	15,885	16,855
Series 2016-38, Class NA, 3.00%, 1/25/2046	11,648	11,962
Series 2007-71, Class GZ, 6.00%, 7/25/2047	158	170
Series 2019-20, Class H, 3.50%, 5/25/2049	18,356	19,488
FNMA, REMIC Trust, Whole Loan
Series 2002-W7, Class IO1, IO, 0.91%, 6/25/2029 (k)	4,937	116
Series 2001-W3, Class A, 7.00%, 9/25/2041 (k)	216	241
Series 2002-W10, IO, 0.90%, 8/25/2042 (k)	2,408	52
Series 2003-W4, Class 2A, 5.78%, 10/25/2042 (k)	87	99
Series 2004-W11, Class 1IO1, IO, 0.35%, 5/25/2044 (k)	11,645	129
FNMA, REMIC, Whole Loan Series 2009-89, Class A1, 5.41%, 5/25/2035	590	624
FNMA, STRIPS
Series 203, Class 2, IO, 8.00%, 2/25/2023	295	22
Series 266, Class 2, IO, 7.50%, 8/25/2024	58	6
Series 313, Class 1, PO, 6/25/2031	576	533
Series 380, Class S36, IF, IO, 7.73%, 7/25/2037 (k)	148	32
Series 383, Class 68, IO, 6.50%, 9/25/2037	86	17
Series 383, Class 86, IO, 7.00%, 9/25/2037 (k)	51	11
Series 383, Class 69, IO, 6.50%, 10/25/2037 (k)	126	25
FTF 8.00%, 9/30/2024	13,500	13,436
GLS Funding III LLC
Zero Coupon, 6/15/2020 ‡	7,522	7,522
Zero Coupon, 6/15/2020 ‡	21,142	21,141
GMACM Mortgage Loan Trust
Series 2003-J10, Class A1, 4.75%, 1/25/2019	13	14
Series 2005-AR3, Class 3A4, 3.75%, 6/19/2035 (k)	68	61
GNMA
Series 1997-7, Class ZA, 9.00%, 5/16/2027	38	38
Series 2014-60, Class W, 4.25%, 2/20/2029 (k)	1,379	1,456
Series 2002-13, Class QA, IF, IO, 7.87%, 2/16/2032 (k)	334	1
Series 2002-84, Class PH, 6.00%, 11/16/2032	533	552
Series 2008-29, PO, 2/17/2033	13	13
Series 2003-18, Class PG, 5.50%, 3/20/2033	573	637
Series 2003-52, Class SB, IF, 11.23%, 6/16/2033 (k)	69	85
Series 2003-101, Class SK, IF, IO, 6.38%, 10/17/2033 (k)	976	87
Series 2004-2, Class SA, IF, 19.18%, 1/16/2034 (k)	239	357
Series 2004-19, Class KE, 5.00%, 3/16/2034	2,245	2,533
Series 2004-73, Class AE, IF, 14.48%, 8/17/2034 (k)	5	6
Series 2004-86, Class SP, IF, IO, 5.93%, 9/20/2034 (k)	479	48
Series 2004-90, Class SI, IF, IO, 5.93%, 10/20/2034 (k)	415	70
Series 2010-31, Class SK, IF, IO, 5.93%, 11/20/2034 (k)	266	34

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2004-105, Class SN, IF, IO, 5.93%, 12/20/2034 (k)	898	96
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	64	12
Series 2006-23, Class S, IF, IO, 6.33%, 1/20/2036 (k)	147	2
Series 2006-26, Class S, IF, IO, 6.33%, 6/20/2036 (k)	654	103
Series 2006-33, Class PK, 6.00%, 7/20/2036	211	245
Series 2009-81, Class A, 5.75%, 9/20/2036	131	150
Series 2007-7, Class EI, IF, IO, 6.03%, 2/20/2037 (k)	1,029	167
Series 2007-9, Class CI, IF, IO, 6.03%, 3/20/2037 (k)	539	95
Series 2007-17, Class JO, PO, 4/16/2037	66	61
Series 2007-22, Class PK, 5.50%, 4/20/2037	1,027	1,178
Series 2007-16, Class KU, IF, IO, 6.48%, 4/20/2037 (k)	711	132
Series 2007-26, Class SC, IF, IO, 6.03%, 5/20/2037 (k)	205	30
Series 2007-24, Class SA, IF, IO, 6.34%, 5/20/2037 (k)	984	200
Series 2009-16, Class SJ, IF, IO, 6.63%, 5/20/2037 (k)	969	155
Series 2008-34, Class OC, PO, 6/20/2037	209	199
Series 2009-106, Class XL, IF, IO, 6.58%, 6/20/2037 (k)	349	70
Series 2009-79, Class OK, PO, 11/16/2037	151	145
Series 2007-67, Class SI, IF, IO, 6.34%, 11/20/2037 (k)	194	27
Series 2008-40, Class SA, IF, IO, 6.22%, 5/16/2038 (k)	744	142
Series 2008-40, Class PS, IF, IO, 6.32%, 5/16/2038 (k)	345	59
Series 2009-77, Class CS, IF, IO, 6.82%, 6/16/2038 (k)	267	17
Series 2008-49, Class PH, 5.25%, 6/20/2038	1,041	1,183
Series 2008-55, Class PL, 5.50%, 6/20/2038	946	1,084
Series 2008-50, Class SA, IF, IO, 6.06%, 6/20/2038 (k)	1,436	217
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	408	69
Series 2009-75, Class IY, IO, 5.50%, 6/20/2039	293	29
Series 2009-72, Class SM, IF, IO, 6.07%, 8/16/2039 (k)	376	78
Series 2010-4, Class SB, IF, IO, 6.32%, 8/16/2039 (k)	8	—	(d)
Series 2010-157, Class OP, PO, 12/20/2040	383	365
Series 2015-157, Class GA, 3.00%, 1/20/2045	881	932
Series 2012-H11, Class FA, 1.72%, 2/20/2062 (k)	6,024	6,046
Series 2012-H18, Class FA, 1.57%, 8/20/2062 (k)	1,464	1,464
Series 2013-H04, Class BA, 1.65%, 2/20/2063	669	670
Series 2013-H20, Class FB, 2.02%, 8/20/2063 (k)	5,788	5,835
Series 2013-H23, Class FA, 2.32%, 9/20/2063 (k)	7,334	7,443
Series 2015-H02, Class HA, 2.50%, 1/20/2065	3,536	3,608
Series 2015-H04, Class FL, 1.49%, 2/20/2065 (k)	7,730	7,711
Series 2015-H23, Class FB, 1.54%, 9/20/2065 (k)	6,825	6,819
Series 2015-H32, Class FH, 1.68%, 12/20/2065 (k)	6,220	6,248
Series 2016-H16, Class FD, 2.89%, 6/20/2066 (k)	10,585	10,581
Series 2016-H17, Class FC, 1.85%, 8/20/2066 (k)	6,655	6,709
Series 2016-H23, Class F, 1.77%, 10/20/2066 (k)	17,309	17,393
Series 2017-H08, Class XI, IO, 2.32%, 3/20/2067 (k)	21,847	2,418
Series 2017-H11, Class XI, IO, 1.23%, 5/20/2067 (k)	58,039	6,024
Series 2017-H14, Class XI, IO, 1.62%, 6/20/2067 (k)	22,377	1,965
Series 2017-H14, Class AI, IO, 1.92%, 6/20/2067 (k)	33,116	3,447
Series 2017-H23, Class FA, 1.50%, 10/20/2067 (k)	29,797	29,720
Series 2019-H09, Class FA, 1.52%, 5/20/2069 (k)	22,392	22,355
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051	15,915	15,939
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	71	74
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	120	122
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	121	129
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	54	54
Series 2005-5F, Class 8A1, 0.67%, 6/25/2035 (k)	19	18
Series 2005-5F, Class 8A3, 0.67%, 6/25/2035 (k)	11	10

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Series 2007-2F, Class 2A7, 5.75%, 2/25/2037	52		75
Headlands Residential LLC
Series 2017-RPL1, Class A, 3.88%, 8/25/2022 (a) (i)	11,950		12,091
Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024 (a) (i)	15,000		13,674
Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025	26,750		26,750
Impac CMB Trust
Series 2004-10, Class 3A1, 0.87%, 3/25/2035 (k)	515		468
Series 2004-10, Class 3A2, 0.97%, 3/25/2035 (k)	321		291
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	7		7
JP Morgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	51		49
Series 2006-A2, Class 5A3, 4.11%, 11/25/2033 (k)	116		113
Series 2006-A2, Class 4A1, 4.40%, 8/25/2034 (k)	151		151
Series 2004-S1, Class 3A1, 5.50%, 9/25/2034	18		18
Series 2004-S2, Class 4A5, 6.00%, 11/25/2034	414		406
Series 2007-A1, Class 5A2, 3.97%, 7/25/2035 (k)	48		46
LHOME Mortgage Trust Series 2019-RTL3, Class A1, 3.87%, 7/25/2024 (a)	10,520		9,817
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 4.35%, 4/21/2034 (k)	36		36
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	13		13
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	1		1
Series 2005-1, Class 5A1, 5.50%, 1/25/2020	—	(d)	—	(d)
Series 2003-7, Class 4A3, 8.00%, 11/25/2033	1		1
Series 2003-8, Class 3A1, 5.50%, 12/25/2033	24		24
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	323		343
Series 2004-6, Class 6A1, 6.50%, 7/25/2034	391		417
Series 2004-7, Class 30PO, PO, 8/25/2034 ‡	32		27
Series 2004-7, Class 3A1, 6.50%, 8/25/2034	28		30
MASTR Asset Securitization Trust
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	—	(d)	—	(d)
Series 2004-6, Class 3A1, 5.25%, 7/25/2019	—	(d)	—	(d)
Series 2004-8, PO, 8/25/2019 ‡	1		1
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	58		58
MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035 ‡ (a)	22		19
Merrill Lynch Mortgage Investors Trust
Series 2004-C, Class A2, 2.52%, 7/25/2029 (k)	114		107
Series 2004-D, Class A3, 3.64%, 9/25/2029 (k)	76		72
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.62%, 4/25/2034 (k)	251		266
Series 2004-7AR, Class 2A6, 3.94%, 9/25/2034 (k)	87		83
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (k)	121		118
NCUA Guaranteed Notes Trust Series 2010-R3, Class 3A, 2.40%, 12/8/2020	9		9
P-stlb 9.25%, 10/11/2022 ‡	18,500		18,500
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	43		45
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	104		109
RALI Trust
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	2		2
Series 2004-QS3, Class CB, 5.00%, 3/25/2019	1		1
Series 2005-QS5, Class A4, 5.75%, 4/25/2035	1,568		1,451
RCO Trust
Series 2017-INV1, Class A, 3.20%, 11/25/2052 (a) (k)	10,793		10,466
Series 2017-INV1, Class M1, 3.90%, 11/25/2052 ‡ (a) (k)	2,118		2,051
Residential Asset Securitization Trust
Series 2003-A8, Class A1, 3.75%, 10/25/2018	8		8
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	116		93
RFMSI Trust Series 2005-SA4, Class 1A1, 3.98%, 9/25/2035 (k)	79		69

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
RSFR Series 2020-1, Class PT, 4.21%, 2/17/2025 (a) (i)	29,908	26,537
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 (a)	24	25
SART
4.75%, 7/15/2024	19,743	19,348
4.76%, 6/15/2025	27,674	27,397
Seasoned Credit Risk Transfer Trust Series 2019-3, Class M55D, 4.00%, 10/25/2058 ‡	23,072	25,092
Sequoia Mortgage Trust Series 2004-8, Class A2, 2.45%, 9/20/2034 (k)	331	313
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A, 3.73%, 10/25/2034 (k)	165	163
Structured Asset Securities Corp.
Series 2003-37A, Class 2A, 3.86%, 12/25/2033 (k)	91	86
Series 2003-37A, Class 1A, 4.06%, 12/25/2033 (k)	904	870
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-26A, Class 3A5, 3.81%, 9/25/2033 (k)	684	666
Vendee Mortgage Trust
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	243	277
Series 1998-1, Class 2E, 7.00%, 3/15/2028	711	801
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	101	114
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 4.42%, 8/25/2033 (k)	130	127
Series 2003-AR9, Class 1A6, 4.31%, 9/25/2033 (k)	98	92
Series 2004-AR3, Class A1, 3.68%, 6/25/2034 (k)	38	36
Series 2004-AR3, Class A2, 3.68%, 6/25/2034 (k)	352	336
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	439	455
Series 2004-AR11, Class A, 4.21%, 10/25/2034 (k)	328	314
Series 2005-AR2, Class 2A21, 0.50%, 1/25/2045 (k)	46	43
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	499	429
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA1, Class 2A, 7.00%, 3/25/2034	245	256
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-K, Class 1A2, 4.96%, 7/25/2034 (k)	122	121
Series 2004-U, Class A1, 4.36%, 10/25/2034 (k)	213	212

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $718,165)		722,597

U.S. GOVERNMENT AGENCY SECURITIES — 1.9%
FFCB 3.35%, 11/13/2025	8,000	9,153
FHLB
3.13%, 12/12/2025	12,000	13,798
3.25%, 6/9/2028	35,880	42,091
3.32%, 11/13/2035	19,000	22,876
5.63%, 3/14/2036	10,800	16,699
FHLMC DN, 3.65%, 3/15/2031 (n)	14,976	12,849
FNMA
6.63%, 11/15/2030	33,290	51,650
5.63%, 7/15/2037	1,500	2,403
Resolution Funding Corp. STRIPS
2.16%, 7/15/2020 (n)	25,108	25,100
DN, 3.45%, 4/15/2030 (n)	43,000	37,652
3.52%, 4/15/2030 (n)	20,500	17,943
Tennessee Valley Authority 5.88%, 4/1/2036	9,804	15,095

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $230,950)		267,309

FOREIGN GOVERNMENT SECURITIES — 0.8%
Arab Republic of Egypt (Egypt)
7.05%, 1/15/2032 (a)	1,300	1,230
8.15%, 11/20/2059 (a)	2,900	2,665
Bermuda Government Bond (Bermuda)
3.72%, 1/25/2027 (h)	2,900	3,018
4.75%, 2/15/2029 (a)	2,420	2,694
Democratic Socialist Republic of Sri Lanka (Sri Lanka)
6.75%, 4/18/2028 (h)	800	433
7.85%, 3/14/2029 (h)	1,773	964
Dominican Republic Government Bond (Dominican Republic)
5.95%, 1/25/2027 (h)	1,700	1,651
5.88%, 1/30/2060 (a)	4,345	3,678
Federal Republic of Nigeria (Nigeria) 7.14%, 2/23/2030 (h)	2,700	2,361

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Kingdom of Bahrain (Bahrain)
7.00%, 10/12/2028 (h)		2,500	2,609
6.00%, 9/19/2044 (h)		1,447	1,300
Kingdom of Saudi Arabia (Saudi Arabia) 5.00%, 4/17/2049 (h)		1,850	2,185
Notas del Tesoro (Panama) 3.75%, 4/17/2026 (a)		2,070	2,130
Oriental Republic of Uruguay (Uruguay)
5.10%, 6/18/2050		2,751	3,370
4.98%, 4/20/2055		1,760	2,141
Province of Alberta (Canada) 3.30%, 3/15/2028		24,500	28,234
Province of Manitoba (Canada) 2.13%, 6/22/2026		1,250	1,337
Province of Quebec (Canada)
7.13%, 2/9/2024		2,220	2,724
6.35%, 1/30/2026		300	386
Republic of Colombia (Colombia)
10.38%, 1/28/2033		370	566
5.00%, 6/15/2045		1,450	1,646
Republic of Cote d’Ivoire (Ivory Coast)
5.75%, 12/31/2032 (h) (i)		1,710	1,612
6.13%, 6/15/2033 (h)		3,266	3,073
Republic of El Salvador (El Salvador)
7.12%, 1/20/2050 (h)		2,965	2,271
7.12%, 1/20/2050 (a)		970	743
Republic of Ghana (Ghana) 8.63%, 6/16/2049 (h)		2,600	2,247
Republic of Kenya (Kenya) 8.00%, 5/22/2032 (h)		200	189
Republic of North Macedonia (Macedonia, the Former Yugoslav Republic of) 2.75%, 1/18/2025 (h)	EUR	771	847
Republic of Paraguay (Paraguay)
4.63%, 1/25/2023 (h)		2,700	2,822
5.00%, 4/15/2026 (h)		1,500	1,628
5.60%, 3/13/2048 (h)		2,489	2,769
Republic of South Africa (South Africa)
4.30%, 10/12/2028		1,742	1,564
5.38%, 7/24/2044		400	327
5.65%, 9/27/2047		1,500	1,223
Republic of Turkey (Turkey)
5.75%, 3/22/2024		2,600	2,537
4.88%, 4/16/2043		3,600	2,631
State of Israel Government Bond (Israel) 3.88%, 7/3/2050		1,750	1,999
State of Mongolia (Mongolia) 10.88%, 4/6/2021 (h)		1,287	1,311
State of Qatar (Qatar) 5.10%, 4/23/2048 (h)		2,450	3,204
Sultanate of Oman Government Bond (Oman)
5.38%, 3/8/2027 (h)		1,200	1,001
5.63%, 1/17/2028 (h)		2,850	2,373
Ukraine Government Bond (Ukraine)
7.75%, 9/1/2021 (h)		3,600	3,628
7.75%, 9/1/2023 (h)		3,700	3,722
United Arab Emirates Government Bond (United Arab Emirates)
4.13%, 10/11/2047 (h)		2,750	3,243
3.88%, 4/16/2050 (a)		2,550	2,904
United Mexican States (Mexico) 3.75%, 1/11/2028		376	389

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $115,898)			117,579

MUNICIPAL BONDS — 0.2% (o)
California — 0.2%
Education — 0.1%
Regents of the University of California Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120		1,820	1,767
University of California Series AD, Rev., 4.86%, 5/15/2112		774	1,045

			2,812

General Obligation — 0.1%
State of California, Various Purpose GO, 7.35%, 11/1/2039		1,980	3,240

Transportation — 0.0% (b)
City of Los Angeles, Department of Airports Series 2009C, Rev., 6.58%, 5/15/2039		1,000	1,306

Utility — 0.0% (b)
Alameda County Joint Powers Authority, Multiple Capital Projects Series 2010A, Rev., 7.05%, 12/1/2044		200	326

Total California			7,684

District of Columbia — 0.0% (b)
Water & Sewer — 0.0% (b)
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series 2014A, Rev., 4.81%, 10/1/2114		345	469

Massachusetts — 0.0% (b)
General Obligation — 0.0% (b)
Commonwealth of Massachusetts, Consolidated Loan of 2019 Series 2019H, GO, 2.90%, 9/1/2049		5,000	5,287

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Missouri — 0.0% (b)
Hospital — 0.0% (b)
Health and Educational Facilities Authority of the State of Missouri, Educational Facilities, The Washington University Series 2020A, Rev., 3.23%, 5/15/2050	3,000	3,335

New York — 0.0% (b)
Special Tax — 0.0% (b)
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2010H, Rev., 5.29%, 3/15/2033	560	668
Series 2010H, Rev., 5.39%, 3/15/2040	1,165	1,566

		2,234

Transportation — 0.0% (b)
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,450	2,068
Series 165, Rev., 5.65%, 11/1/2040	155	221
Series 174, Rev., 4.46%, 10/1/2062	740	934

		3,223

Total New York		5,457

Ohio — 0.0% (b)
Education — 0.0% (b)
Ohio State University, General Receipts
Series A, Rev., 4.80%, 6/1/2111	1,563	2,250
Rev., 5.59%, 12/1/2114	2,000	2,953

		5,203

Utility — 0.0% (b)
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,040	1,634

Total Ohio		6,837

TOTAL MUNICIPAL BONDS (Cost $24,041)		29,069

LOAN ASSIGNMENTS — 0.2% (p)
Auto Components — 0.0% (b)
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/6/2024 (e)	1,640	1,563

Chemicals — 0.0% (b)
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 3.20%, 6/1/2024 (e)	1,171	1,142

Construction & Engineering — 0.1%
Thor, Inc. 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 4.25%), 4.25%, 5/15/2025 ‡ (e)	5,597	5,462

Containers & Packaging — 0.0% (b)
Berry Global, Inc., 1st Lien Term Loan W (ICE LIBOR USD 1 Month + 2.00%), 2.22%, 10/1/2022 (e)	600	591
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.56%, 4/3/2024 (e)	2,000	1,818

		2,409

Diversified Telecommunication Services — 0.0% (b)
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024 (e)	1,528	1,513

Electronic Equipment, Instruments & Components — 0.0% (b)
II-VI, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.67%, 9/24/2026 (e)	1,756	1,688

Food & Staples Retailing — 0.0% (b)
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.43%, 4/1/2024 ‡ (e)	261	261
Moran Foods LLC, 1st Lien Term Loan B2 (ICE LIBOR USD 3 Month + 10.75%), 11.75%, 4/1/2025 ‡ (e)	1,353	1,060

		1,321

Hotels, Restaurants & Leisure — 0.1%
CCM Merger Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 8/6/2021 (e)	2,845	2,635

Leisure Products — 0.0% (b)
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 10.00%), 12.00%, 5/16/2022 ‡ (e)	189	189
FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100 (c) (e)	772	—	(d)

		189

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Media — 0.0% (b)
Meredith Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 3.26%, 1/31/2025 (e)	1,866	1,799

Oil, Gas & Consumable Fuels — 0.0% (b)
Gulf Finance LLC, 1st Lien Term Loan B ((ICE LIBOR USD 1 Month + 5.25%; ICE LIBOR USD 3 Month + 5.25%)), 6.42%, 8/25/2023 (e)	2,201	1,262

Pharmaceuticals — 0.0% (b)
Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 3 Month + 5.50%), 6.57%, 9/6/2024 (e)	621	550

Specialty Retail — 0.0% (b)
Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 8.42%, 12/18/2026 (e) (q)	1,536	1,168

TOTAL LOAN ASSIGNMENTS (Cost $23,148)		22,701

	Shares (000)
COMMON STOCKS — 0.0% (b)
Aerospace & Defense — 0.0% (b)
Remington Outdoor Co., Inc. * ‡	15	18

Communications Equipment — 0.0% (b)
Goodman Networks, Inc. * ‡	39	—	(d)

Diversified Financial Services — 0.0% (b)
ACC Claims Holdings LLC * ‡ (r)	1,551	16

Energy Equipment & Services — 0.0% (b)
Telford Offshore Holdings Ltd. (Cayman Islands) * ‡	34	13

Food & Staples Retailing — 0.0% (b)
Moran Foods Backstop Equity * ‡	61	61

Independent Power and Renewable Electricity Producers — 0.0% (b)
Vistra Energy Corp.	3	53

Media — 0.0% (b)
Clear Channel Outdoor Holdings, Inc. *	502	486
iHeartMedia, Inc., Class A *	15	129

		615

Oil, Gas & Consumable Fuels — 0.0% (b)
Penn Virginia Corp. *	22	193

Pharmaceuticals — 0.0% (b)
Advanz Pharma Corp. Ltd. (Canada) *	297	1,027

Software — 0.0% (b)
Avaya Holdings Corp. *	83	1,208

Specialty Retail — 0.0% (b)
Claire’s Stores, Inc. * ‡	2	1,057

TOTAL COMMON STOCKS (Cost $9,371)		4,261

PREFERRED STOCKS — 0.0% (b)
Automobiles — 0.0% (b)
General Motors Co.
7.25%, 4/15/2041 * ‡	21	—	(d)
7.38%, 5/15/2048 * ‡	55	—	(d)
7.38%, 10/1/2051 * ‡	1	—
7.25%, 2/15/2052 * ‡	42	—	(d)
Motors Liquidation Co. 7.25%, 7/15/2041 * ‡	1	—

		—	(d)

Communications Equipment — 0.0% (b)
Goodman Networks, Inc. (Preference) * ‡	46	—	(d)

Internet & Direct Marketing Retail — 0.0% (b)
MYT Holding Co. 10.00%, 6/7/2029 (a)	2,441	1,318

Specialty Retail — 0.0% (b)
Claire’s Stores, Inc. * ‡	1	2,354

TOTAL PREFERRED STOCKS (Cost $3,085)		3,672

	No. of Warrants (000)
WARRANTS — 0.0% (b)
Oil, Gas & Consumable Fuels — 0.0% (b)
Ultra Petroleum Corp. expiring 7/14/2025, price 1.00 USD (Canada) *	268	9

Wireless Telecommunication Services — 0.0% (b)
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD * ‡	112	893

TOTAL WARRANTS (Cost $1,998)		902

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	No. of Rights (000)	Value (000)
RIGHTS — 0.0% (b)
Independent Power and Renewable Electricity Producers — 0.0% (b)
Vistra Energy Corp., expiring 12/31/2049 * ‡ (Cost $—)	103	111

	Shares (000)
CONVERTIBLE PREFERRED STOCKS — 0.0% (b)
Automobiles — 0.0% (b)
General Motors Co.
5.25%, 3/6/2032 * ‡	120	—	(d)
1.50%, 7/15/2033 * ‡	385	—	(d)

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $—)		—	(d)

SHORT-TERM INVESTMENTS — 7.4%
INVESTMENT COMPANIES — 7.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.44% (s) (t) (Cost $1,057,528)	1,057,258	1,058,316

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.0% (b)
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.63% (s) (t)	420	420
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.17% (s) (t)	71	71

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $491)		491

TOTAL SHORT-TERM INVESTMENTS (Cost $1,058,019)		1,058,807

Total Investments — 101.0% (Cost $13,859,283)		14,450,155
Liabilities in Excess of Other Assets — (1.0)%		(139,544)

Net Assets — 100.0%		14,310,611

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2020.
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
EUR	Euro

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global medium term note
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	Japanese Yen
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Defaulted security.
(d)	Amount rounds to less than one thousand.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2020.
(f)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2020.
(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(i)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2020.
(j)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(k)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2020.
(l)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(m)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(n)	The rate shown is the effective yield as of May 31, 2020.
(o)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(p)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(q)	Fund is subject to legal or contractual restrictions on the resale of the security.
(r)	The security or a portion of this security is on loan at May 31, 2020. The total value of securities on loan at May 31, 2020 is approximately $6,000.
(s)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(t)	The rate shown is the current yield as of May 31, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Futures contracts outstanding as of May 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	2,701	09/2020	USD	596,478	58
U.S. Treasury 5 Year Note	5,387	09/2020	USD	676,742	1,252
U.S. Treasury Ultra Bond	2,013	09/2020	USD	437,639	198

					1,508

Short Contracts
U.S. Treasury 5 Year Note	(231)	09/2020	USD	(29,020)	(55)
U.S. Treasury 10 Year Note	(2,005)	09/2020	USD	(278,820)	(363)
U.S. Treasury 10 Year Ultra Note	(3,229)	09/2020	USD	(507,760)	(1,910)
U.S. Treasury Long Bond	(2,499)	09/2020	USD	(445,135)	(1,618)
U.S. Treasury Ultra Bond	(25)	09/2020	USD	(5,435)	3

					(3,943)

					(2,435)

Abbreviations

USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of May 31, 2020 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	3,756	USD	4,112	Merrill Lynch International	6/3/2020	58
EUR	1,554	USD	1,687	Standard Chartered Bank	6/30/2020	38
USD	12,627	EUR	11,350	State Street Corp.	7/6/2020	20

Total unrealized appreciation						116

EUR	11,350	USD	12,619	State Street Corp.	6/3/2020	(20)
USD	16,436	EUR	15,106	Merrill Lynch International	6/3/2020	(333)
USD	2,454	EUR	2,237	HSBC Bank, NA	6/30/2020	(30)

Total unrealized depreciation						(383)

Net unrealized depreciation						(267)

Abbreviations

EUR	Euro
USD	United States Dollar

Over-the-Counter (“OTC”) Credit default swap contracts outstanding — buy protection (a) as of May 31, 2020 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%) (b)	Notional Amount (c)	Upfront Payments (Receipts) ($) (d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Federative Republic of Brazil, 4.25%, 1/7/2025	1.00	Quarterly	Barclays Bank plc	6/20/2024	2.48	USD 75,000	1,307	2,846	4,153

Centrally Cleared Credit default swap contracts outstanding — buy protection (a) as of May 31, 2020 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%) (b)	Notional Amount (c)	Upfront Payments (Receipts) ($) (d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.EM.25-V2	1.00	Quarterly	6/20/2021	1.24	USD 50,000	873	(846)	27
CDX.NA.HY.34-V3	5.00	Quarterly	6/20/2025	5.48	USD 128,763	5,706	(4,448)	1,258
CDX.NA.HY.34-V3	5.00	Quarterly	6/20/2025	5.48	USD 11,254	483	(373)	110

						7,062	(5,667)	1,395

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
USD	United States Dollar

Summary of total OTC swap contracts outstanding as of May 31, 2020 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	1,307	4,153

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$1,708,040	$554,880		$2,262,920
Collateralized Mortgage Obligations	—	593,447	129,150		722,597
Commercial Mortgage-Backed Securities	—	1,434,116	167,020		1,601,136
Common Stocks
Aerospace & Defense	—	—	18		18
Communications Equipment	—	—	—	(a)	—	(a)
Diversified Financial Services	—	—	16		16
Energy Equipment & Services	—	—	13		13
Food & Staples Retailing	—	—	61		61
Independent Power and Renewable Electricity Producers	53	—	—		53
Media	615	—	—		615
Oil, Gas & Consumable Fuels	193	—	—		193
Pharmaceuticals	1,027	—	—		1,027
Software	1,208	—	—		1,208
Specialty Retail	—	—	1,057		1,057

Total Common Stocks	3,096	—	1,165		4,261

Convertible Preferred Stocks	—	—	—	(a)	—	(a)
Corporate Bonds
Aerospace & Defense	—	45,956	—		45,956
Air Freight & Logistics	—	5,698	—		5,698
Airlines	—	7,581	—		7,581
Auto Components	—	26,122	—		26,122
Automobiles	—	2,806	—	(a)	2,806
Banks	—	655,176	—		655,176
Beverages	—	64,342	—		64,342
Biotechnology	—	103,656	—		103,656
Building Products	—	7,720	—		7,720
Capital Markets	—	263,881	—		263,881
Chemicals	—	31,133	—		31,133
Commercial Services & Supplies	—	25,857	—		25,857
Communications Equipment	—	13,867	—		13,867
Construction & Engineering	—	9,881	—		9,881
Construction Materials	—	1,392	—		1,392
Consumer Finance	—	42,516	—		42,516
Containers & Packaging	—	33,328	—		33,328
Distributors	—	8,921	—		8,921
Diversified Consumer Services	—	9,259	—		9,259
Diversified Financial Services	—	71,687	—		71,687
Diversified Telecommunication Services	—	108,052	—		108,052
Electric Utilities	—	163,452	2		163,454
Electrical Equipment	—	8,986	—		8,986
Electronic Equipment, Instruments & Components	—	8,028	—		8,028
Energy Equipment & Services	—	33,433	—		33,433
Entertainment	—	31,487	—		31,487

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Equity Real Estate Investment Trusts (REITs)	$—	$84,261	$—	$84,261
Food & Staples Retailing	—	18,149	—	18,149
Food Products	—	43,915	—	43,915
Gas Utilities	—	20,705	—	20,705
Health Care Equipment & Supplies	—	10,985	—	10,985
Health Care Providers & Services	—	131,556	—	131,556
Health Care Technology	—	4,557	—	4,557
Hotels, Restaurants & Leisure	—	70,356	—	70,356
Household Durables	—	18,795	—	18,795
Household Products	—	19,184	—	19,184
Independent Power and Renewable Electricity Producers	—	8,280	—	8,280
Industrial Conglomerates	—	932	—	932
Insurance	—	101,329	—	101,329
Internet & Direct Marketing Retail	—	4,230	—	4,230
IT Services	—	30,769	—	30,769
Leisure Products	—	7,374	—	7,374
Machinery	—	12,338	—	12,338
Marine	—	2,435	—	2,435
Media	—	169,287	—	169,287
Metals & Mining	—	39,371	—	39,371
Mortgage Real Estate Investment Trusts (REITs)	—	26,049	—	26,049
Multiline Retail	—	2,359	—	2,359
Multi-Utilities	—	31,445	—	31,445
Oil, Gas & Consumable Fuels	—	223,973	—	223,973
Personal Products	—	1,908	—	1,908
Pharmaceuticals	—	90,008	—	90,008
Real Estate Management & Development	—	3,777	—	3,777
Road & Rail	—	32,301	—	32,301
Semiconductors & Semiconductor Equipment	—	19,423	—	19,423
Software	—	45,838	—	45,838
Specialty Retail	—	61,705	—	61,705
Technology Hardware, Storage & Peripherals	—	62,391	—	62,391
Textiles, Apparel & Luxury Goods	—	4,389	—	4,389
Thrifts & Mortgage Finance	—	55,787	—	55,787
Tobacco	—	37,574	—	37,574
Trading Companies & Distributors	—	23,838	—	23,838
Transportation Infrastructure	—	1,320	—	1,320
Water Utilities	—	1,443	—	1,443
Wireless Telecommunication Services	—	84,894	—	84,894

Total Corporate Bonds	—	3,393,447	2	3,393,449

Foreign Government Securities	—	117,579	—	117,579
Loan Assignments
Auto Components	—	1,563	—	1,563
Chemicals	—	1,142	—	1,142
Construction & Engineering	—	—	5,462	5,462
Containers & Packaging	—	2,409	—	2,409

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Diversified Telecommunication Services	$—	$1,513	$—		$1,513
Electronic Equipment, Instruments & Components	—	1,688	—		1,688
Food & Staples Retailing	—	—	1,321		1,321
Hotels, Restaurants & Leisure	—	2,635	—		2,635
Leisure Products	—	— (a)	189		189
Media	—	1,799	—		1,799
Oil, Gas & Consumable Fuels	—	1,262	—		1,262
Pharmaceuticals	—	550	—		550
Specialty Retail	—	1,168	—		1,168

Total Loan Assignments	—	15,729	6,972		22,701

Mortgage-Backed Securities	—	2,671,059	—		2,671,059
Municipal Bonds	—	29,069	—		29,069
Preferred Stocks
Automobiles	—	—	—	(a)	— (a)
Communications Equipment	—	—	—	(a)	— (a)
Internet & Direct Marketing Retail	—	1,318	—		1,318
Specialty Retail	—	—	2,354		2,354

Total Preferred Stocks	—	1,318	2,354		3,672

Rights	—	—	111		111
U.S. Government Agency Securities	—	267,309	—		267,309
U.S. Treasury Obligations	—	2,294,583	—		2,294,583
Warrants
Oil, Gas & Consumable Fuels	—	9	—		9
Wireless Telecommunication Services	—	—	893		893

Total Warrants	—	9	893		902

Short-Term Investments
Investment Companies	1,058,316	—	—		1,058,316
Investment of cash collateral from securities loaned	491	—	—		491

Total Short-Term Investments	1,058,807	—	—		1,058,807

Total Investments in Securities	$1,061,903	$12,525,705	$862,547		$14,450,155

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$116	$—		$116
Futures Contracts	1,511	—	—		1,511
Swaps	—	2,846	—		2,846

Total Appreciation in Other Financial Instruments	$1,511	$2,962	$—		$4,473

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(383)	$—		$(383)
Futures Contracts	(3,946)	—	—		(3,946)
Swaps	—	(5,667)	—		(5,667)

Total Depreciation in Other Financial Instruments	$(3,946)	$(6,050)	$—		$(9,996)

(a)	Amount rounds to less than one thousand.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 29, 2020		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2020
Investments in Securities:
Asset-Backed Securities	$612,907		$—	$(62,902)	$(65)	$23,257	$(19,648)	$42,921	$(41,590)	$554,880
Collateralized Mortgage Obligations	126,336		—	(2,308)	(3)	11,307	(32,373)	26,191	—	129,150
Commercial Mortgage-Backed Securities	179,594		—	(21,760)	(94)	270	(32)	9,042	—	167,020
Common Stocks — Aerospace & Defense	11		—	7	—	—	—	—	—	18
Common Stocks — Communications Equipment	—	(a)	—	—	—	—	—	—	—	—	(a)
Common Stocks — Diversified Financial Services	16		—	13	—	—	(13)	—	—	16
Common Stocks — Energy Equipment & Services	13		—	—	—	—	—	—	—	13
Common Stocks — Food & Staples Retailing	—		—	12	—	49	—	—	—	61
Common Stocks — Oil, Gas & Consumable Fuels	120		—	—	—	—	—	—	(120)	—
Common Stocks — Pharmaceuticals	117		—	—	—	—	—	—	(117)	—
Common Stocks — Specialty Retail	1,153		—	(96)	—	—	—	—	—	1,057
Convertible Preferred Stocks — Automobiles	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds — Automobiles	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds — Electric Utilities	2		—	— (a)	—	—	—	—	—	2
Corporate Bonds — Wireless Telecommunication Services	3,385		159	(422)	—	—	(3,122)	—	—	—
Loan Assignments — Construction & Engineering	5,852		—	(20)	21	—	(391)	—	—	5,462
Loan Assignments — Food & Staples Retailing	—		—	558	29	734	—	—	—	1,321
Loan Assignments — Leisure Products	189		—	—	—	—	—	—	— (a)	189
Preferred Stocks — Automobiles	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks — Communications Equipment	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks — Specialty Retail	2,198		—	156	—	—	—	—	—	2,354
Rights — Independent Power and Renewable Electricity Producers	110		—	1	—	—	—	—	—	111
Warrants — Wireless Telecommunication Services	1,563		—	(670)	—	—	—	—	—	893

Total	$933,566		$159	$(87,431)	$(112)	$35,617	$(55,579)	$78,154	$(41,827)	$862,547

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2020, which were valued using significant unobservable inputs (level 3), amounted to approximately $(87,101,000).

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2020.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2020		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (e)
	$16		Terms of Exchange Offer	Expected Recovery	$0.01 ($0.01)
	—	(a)	Market Comparable Companies	EBITDA Multiple (b)	5.0x (5.0x)

Common Stocks	16

	—	(c)	Market Comparable Companies	EBITDA Multiple (b)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)
	—	(c)	Pending Distribution Amount	Discount for potential outcome (d)	100.00% (100.00%)

Preferred Stocks	—	(c)

	—	(c)	Pending Distribution Amount	Discount for potential outcome (d)	100.00% - 100.00% (100.00%)

Corporate Bonds	—	(c)

	372,033		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (13.72%)
				Constant Default Rate	0.00% - 20.00% (0.16%)
				Yield (Discount Rate of Cash Flows)	1.91% - 31.97% (7.75%)

Asset-Backed Securities	372,033

	27,244		Discounted Cash Flow	Constant Prepayment Rate	8.00% - 100.00% (93.62%)
				Constant Default Rate	0.00% - 1.97% (0.04%)
				Yield (Discount Rate of Cash Flows)	1.77% - 6.29% (2.13%)

Collateralized Mortgage Obligations	27,244

	139,328		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.63%)
				Yield (Discount Rate of Cash Flows)	(0.96)% - 13.57% (7.92%)

Commercial Mortgage-Backed Securities	139,328

	261		Terms of Exchange Offer	Expected Recovery	100.00% (100.00%)
	1,060		Market Comparable Companies	EBITDA Multiple (b)	6.0x (6.0x)

Loan Assignments	1,321

Total	$539,942

#

The table above does not include level 3 investments that are valued by brokers and pricing services. At May 31, 2020, the value of these investments was approximately $322,605,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Securities senior in the issuing entity capital structure result in this security being valued at zero.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than one thousand.
(d)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(e)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.44% (a) (b)	$1,097,752	$2,496,815	$2,536,667	$(115)	$531	$1,058,316	1,057,258	$1,653	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.63% (a) (b)	155,061	38,000	192,499	(132)	(10)	420	420	116	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.17% (a )(b)	27,522	48,522	75,973	—	—	71	71	15	—

Total	$1,280,335	$2,583,337	$2,805,139	$(247)	$521	$1,058,807		$1,784	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including credit default index swaps, to manage credit risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.